UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-03692

Morgan Stanley Variable Investment Series
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

Ronald E. Robison 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant's telephone number, including area code:		212-296-6990

Date of fiscal year end:	December 31, 2007

Date of reporting period:	September 30, 2007

Item 1. Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Variable Investment Series - Money Market

Portfolio of Investments • September 30, 2007 (unaudited)

PRINCIPAL		ANNUALIZED YIELD
AMOUNT IN		ON DATE OF	MATURITY
THOUSANDS	DESCRIPTION	PURCHASE	DATES	VALUE

	Commercial Paper (44.1%)
	Asset-Backed - Auto (6.7%)
$7,742	DaimlerChrysler Revolving Auto Conduit LLC Series I	5.24-5.73%	10/17/07-11/06/07	$7,708,762
2,208	DaimlerChrysler Revolving Auto Conduit LLC Series II	5.35	10/25/07	2,199,580
5,000	New Center Asset Trust	5.26-6.32	10/01/07-10/09/07	4,996,033
				14,904,375
	Asset-Backed - Corporate (5.9%)
1,000	Atlantis One Funding*	5.36	12/19/07	988,255
3,000	CAFCO LLC*	5.39	11/14/07	2,979,645
1,380	CIESCO LLC*	5.38	11/09/07	1,371,654
7,750	Kaiserplatz Funding (Delaware) LLC*	5.36	10/05/07-10/16/07	7,741,956
				13,081,510
	Asset-Backed - Diversified (1.1%)
2,500	Lexington Parker Capital Co. LLC*	5.33	10/19/07	2,492,764

	Asset-Backed - Securities (7.4%)
1,765	Amstel Funding Corp.*	5.36-5.37	10/29/07-12/27/07	1,746,892
5,000	Giro Lion (US) Funding LLC*	5.35-5.36	10/02/07-10/22/07	4,994,863
5,200	Grampian Funding LLC*	5.31-5.36	11/07/07-01/11/08	5,139,524
3,000	North Sea Funding LLC*	5.35	11/15/07	2,979,438
1,560	Scaldis Capital LLC*	5.33	11/05/07	1,551,647
				16,412,364
	Asset-Backed - Structured Investment Vehicles (3.6%)
5,000	Asscher Finance Corp.*	5.34	10/02/07	4,997,813
1,000	Beta Finance*	5.33	11/26/07	991,646
2,000	Victoria Finance LLC*	5.35	12/21/07	1,975,930
				7,965,389
	Banking (3.6%)
6,000	Bank of America Corp.	5.31-5.33	12/21/07-12/27/07	5,926,265
2,000	Citigroup Funding Inc.	5.23	12/19/07	1,976,735
				7,903,000
	Finance - Auto (0.9%)
2,000	Toyota Motor Credit Corp.	5.31	02/13/08	1,960,422

	Financial Conglomerates (1.6%)
3,500	General Electric Capital Corp.	5.26-5.39	02/08/08-02/29/08	3,432,258

	International Banks (13.3%)
5,000	CBA (Delaware) Finance Inc.	5.75	11/06/07	4,969,969
4,000	Kommunalkredit International Bank, Ltd*	5.35-5.36	10/29/07-12/14/07	3,962,466
2,000	Santander Central Hispano Finance (Del) Inc.	5.14	03/28/08	1,949,622
8,800	Societe Generale N.A., Inc.	5.31-5.71	10/09/07-12/10/07	8,752,327
5,000	Swedbank	5.31	11/16/07	4,965,533
5,000	Unicredito Italiano Bank (Ireland) PLC*	5.32	11/19/07	4,963,344
				29,563,261
	Total Commercial Paper (Cost $97,715,343)			97,715,343

	Certificates of Deposit (32.3%)
	Domestic Banks (3.2%)
2,000	State Street Bank & Trust	5.46	10/24/07	2,000,000
5,000	Union Bank of California, NA	5.15	12/28/07	5,000,000
				7,000,000
	International Banks (29.1%)
9,500	Barclays Bank PLC	5.15-5.50	01/22/08-06/04/08	9,500,000
5,000	BNP Paribas	5.31	11/09/07	5,000,000
5,000	Canadian Imperial Bank of Commerce	5.33	10/26/07	4,999,514
9,000	Credit Suisse - NY	5.46-5.55	11/30/07-03/12/08	9,000,000
8,000	Deutsche Bank AG	5.15-5.35	10/22/07-01/30/08	8,000,199
3,000	HBOS Treasury Services PLC	5.72	12/07/07	3,000,000
4,000	Natixis	5.57	10/17/07	4,000,000
7,000	Royal Bank of Scotland PLC	5.45-5.67	11/19/07-12/31/07	7,000,000
5,000	Toronto Dominion Bank	5.13	02/29/08	5,000,000
8,500	UBS AG	5.46-5.51	10/31/07-11/28/07	8,500,000
500	Westpac Banking Corp.	5.36	10/29/07	499,919
				64,499,632
	Total Certificates of Deposit (Cost $71,499,632)			71,499,632

	Floating Rate Notes (18.2%)
	Asset-Backed - Structured Investment Vehicles (4.5%)
2,000	Asscher Finance Corp.*	5.17†	12/25/07‡	1,999,851

3,000	Axon Financial Funding Ltd.*	5.34†	10/10/07‡	2,999,883
2,000	Cullinan Finance Corp.*	4.82†	10/01/07‡	1,999,852
2,975	Harrier Finance Funding (U.S.) LLC*	5.17†	12/28/07‡	2,974,694
				9,974,280
	Domestic Banks (3.8%)
5,000	Bank of New York (The)	5.51†	11/16/07‡	5,000,037
3,500	Citigroup, Inc.	5.41†	11/02/07‡	3,500,660
				8,500,697
	Financial Conglomerates (2.3% )
5,000	General Electric Capital Corp.	5.56†	10/19/07‡	5,001,378

	Finance-Auto (1.8%)
4,000	American Honda Finance Corp.*	5.36†	11/06/07‡	4,000,000

	International Banks (3.5%)
3,800	Nordea Bank Finland (NY)	5.07-5.44†	10/31/07-11/28/07‡	3,798,109
4,000	UniCredito Italiano SpA	5.35-5.70†	11/06/07-12/13/07‡	3,999,880
				7,797,989
	Investment Banks/Brokers (2.3%)
5,000	Merrill Lynch & Co., Inc.	5.49†	10/19/07‡	5,000,418

	Total Floating Rate Notes (Cost $40,274,762)			40,274,762

	U.S Government Agency (3.1%)
4,000	Federal Home Loan Banks	5.04	11/28/07	3,966,800
3,000	Federal National Mortgage Association	4.79	02/06/08	2,949,083

	Total U.S. Government Agency (Cost $6,915,883)			6,915,883

	Bankers’ Acceptances (0.2%)
	Domestic Banks
550	JP Morgan Chase & Co. (Cost $545,357)	5.35	11/26/2007	545,357

	Repurchase Agreement (1.7%)
3,905	Barclays Captial Inc. (Cost $3,905,000)	5.12	10/01/07	3,905,000

Total Investments (Cost $220,855,977) (a)	99.6%	220,855,977

Other Assets in Excess of Liabilities	0.4	788,158

Net Assets	100.0%	$221,644,135

*	Resale is restricted to qualified institutional investors.
†	Rate shown is the rate in effect at September 30, 2007.
‡	Date of next interest rate reset.
(a)	Cost is the same for federal income tax purposes.

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Limited Duration Fund

Portfolio of Investments September 30, 2007 (unaudited)

PRINCIPAL
AMOUNT IN		COUPON		MATURITY
THOUSANDS		RATE		DATE	VALUE
	Corporate Bonds (31.0%)
	Aerospace & Defense (0.3%)
$400	BAE Systems Holdings Inc. - 144A*	4.75%		08/15/10	$395,689

	Air Freight/Couriers (0.3%)
330	FedEx Corp.	5.50		08/15/09	333,837

	Beverages: Alcoholic (0.3%)
415	Miller Brewing Co. - 144A*	4.25		08/15/08	410,982

	Cable/Satellite TV (0.6%)
490	Comcast Cable Communications, Inc.	6.875		06/15/09	503,661
70	Comcast Corp.	5.85		01/15/10	71,153
242	Cox Communications Inc.	6.253		12/14/07	242,225
					817,039
	Chemicals: Major Diversified (0.1%)
170	ICI Wilmington Inc.	4.375	†	12/01/08	169,212

	Containers/Packaging (0.1%)
90	Sealed Air Corp. - 144A*	6.95		05/15/09	93,022

	Department Stores (0.5%)
230	Federated Department Stores, Inc.	6.625		09/01/08	231,828
370	JC Penney Corp., Inc.	7.375		08/15/08	375,408
					607,236
	Drugstore Chains (0.4%)
175	CVS Corp.	3.875		11/01/07	174,730
390	CVS Corp.	4.00		09/15/09	382,224
					556,954
	Electric Utilities (4.0%)
470	Baltimore Gas & Electric Co.	6.625		03/15/08	471,900
248	Columbus Southern Power Co. (Series E)	4.40		12/01/10	242,178
380	Consumers Energy Co. (Series H)	4.80		02/17/09	378,312
355	Detroit Edison Co. (The)	6.125		10/01/10	366,845
330	Dominion Resources Inc. (Series A)	5.687	†	05/15/08	330,195
240	Duke Energy Corp.	3.75		03/05/08	238,512
170	Entergy Gulf States, Inc.	3.60		06/01/08	167,377
220	Entergy Gulf States, Inc.	5.98	†	12/01/09	218,289
45	Entergy Gulf States, Inc. - 144A*	6.474	†	12/08/08	45,173
495	FPL Group Capital Inc. (Series B)	5.551		02/16/08	494,146
405	Ohio Power Co.	5.54	†	04/05/10	400,996
365	Pacific Gas & Electric Co.	3.60		03/01/09	357,212
390	Peco Energy Co.	3.50		05/01/08	386,295
235	Public Service Co. of Colorado (Series A)	6.875		07/15/09	242,465
330	Southwestern Public Service Co. (Series A)	6.20		03/01/09	335,156
400	Texas-New Mexico Power Co.	6.25		01/15/09	398,418
200	Wisconsin Electric Power Co.	3.50		12/01/07	199,426
					5,272,895
	Environmental Services (0.1%)
60	USA Waste Services, Inc.	7.125		10/01/07	60,000

	Finance/Rental/Leasing (1.8%)
365	American Honda Finance Corp. - 144A*	3.85		11/06/08	359,547
410	Capmark Financial Group Inc. - 144A*	5.875		05/10/12	373,762
90	CIT Group Inc.	5.00		11/24/08	88,261

370	CIT Group Inc. (Series MTN)	4.75		08/15/08	364,707
490	Countrywide Home Loans, Inc. (Series L)	3.25		05/21/08	472,310
170	Residential Capital Corp.	7.00		02/22/11	138,648
525	SLM Corp.	4.00		01/15/10	492,109
					2,289,344

	Financial Conglomerates (1.6%)
95	Bank One Corp. (Series A)	6.00		02/17/09	96,304
150	Chase Manhattan Corp.	6.00		02/15/09	152,030
55	Chase Manhattan Corp.	7.00		11/15/09	57,143
315	Citicorp (Series F)	6.375		11/15/08	319,954
325	Citigroup Inc.	4.625		08/03/10	322,604
170	Citigroup Inc.	3.625		02/09/09	167,062
120	General Electric Capital Corp. (Series A)	4.25		12/01/10	117,542
410	JPMorgan Chase & Co.	6.75		02/01/11	431,073
205	Pricoa Global Funding I - 144A*	3.90		12/15/08	201,707
340	Prudential Funding LLC - 144A*	6.60		05/15/08	341,997
					2,207,416
	Food Retail (0.4%)
305	Fred Meyer, Inc.	7.45		03/01/08	307,467
230	Safeway Inc.	7.50		09/15/09	239,959
					547,426
	Food: Major Diversified (1.1%)
440	General Mills Inc.	3.875		11/30/07	438,863
200	Kraft Foods Inc.	4.00		10/01/08	197,710
385	Kraft Foods Inc.	4.125		11/12/09	378,529
485	Sara Lee Corp.	2.75		06/15/08	476,134
					1,491,236
	Gas Distributors (0.6%)
175	Keyspan Corp.	4.90		05/16/08	174,219
180	NiSource Finance Corp.	6.064	†	11/23/09	178,652
450	Sempra Energy	4.75		05/15/09	446,634
					799,505
	Home Improvement Chains (0.3%)
410	Home Depot Inc.	5.819	†	12/16/09	404,877

	Household/Personal Care (0.3%)
425	Clorox Co. (The)	5.828	†	12/14/07	425,485

	Industrial Conglomerates (0.3%)
415	Textron Financial Corp.	4.125		03/03/08	413,277

	Investment Banks/Brokers (1.3%)
775	Goldman Sachs Group Inc. (The)	4.125		01/15/08	771,861
455	Goldman Sachs Group Inc. (The)	6.875		01/15/11	476,558
210	Lehman Brothers Holdings, Inc.	5.42	†	12/23/10	203,250
275	Lehman Brothers Holdings, Inc.	5.26	†	12/23/08	272,018
					1,723,687
	Life/Health Insurance (1.5%)
545	John Hancock Financial Services, Inc.	5.625		12/01/08	549,493
765	Met Life Global - 144A*	4.625		08/19/10	763,827
300	Monumental Global Funding II - 144A*	3.85		03/03/08	297,984
450	Monumental Global Funding II - 144A*	4.375		07/30/09	446,991
					2,058,295

	Major Banks (4.3%)
575	Bank of America Corp.	3.375		02/17/09	562,445
200	Credit Suisse (USA) Inc.	6.125		11/15/11	206,166
800	HBOS Treasury Services PLC - 144A* (United Kingdom)	5.625		07/20/09	807,865
980	HSBC Finance Corp.	6.75		05/15/11	1,022,923
250	MBNA Corp. (Series F)	5.79	†	05/05/08	250,756
380	Popular North America, Inc. (Series F)	5.65		04/15/09	383,152
615	Suntrust Bank Atlanta	4.55		05/25/09	611,897
715	Unicredit Luxembourg Finance S.A. - 144A* (Luxembourg)	5.41	†	10/24/08	715,491
810	Wachovia Corp.	5.35		03/15/11	811,462
390	Well Fargo & Co.	3.12		08/15/08	382,495
					5,754,652
	Major Telecommunications (1.4%)
590	AT&T Inc.	5.46	†	02/05/10	588,244
300	Deutsche Telekom International Finance BV (Netherlands)	8.00		06/15/10	321,550
350	Sprint Nextel Corp.	5.76	†	06/28/10	350,088
505	Telecom Italia Capital SA (Luxembourg)	4.875		10/01/10	499,635
150	Verizon Global Funding Corp.	7.25		12/01/10	159,458
					1,918,975
	Managed Health Care (0.3%)
210	United Healthcare Group Inc.	5.66	†	03/02/09	210,071
175	UnitedHealth Group Inc.	4.125		08/15/09	171,754
					381,825
	Media Conglomerates (0.7%)
480	Time Warner, Inc.	5.73	†	11/13/09	474,593
300	Viacom Inc.	5.75		04/30/11	303,145
160	Viacom Inc.	6.044	†	06/16/09	159,462
					937,200
	Medical Specialties (0.7%)
495	Baxter International, Inc.	5.196		02/16/08	494,755
375	Hospira, Inc.	5.84	†	03/30/10	372,026
					866,781
	Motor Vehicles (0.4%)
335	DaimlerChrysler North American Holdings Co	6.133	†	03/13/09	333,762
155	DaimlerChrysler North American Holdings Co.	4.05		06/04/08	153,327
					487,089
	Multi-Line Insurance (1.3%)
690	American General Finance Corp. (Series H)	4.625		09/01/10	676,831
120	Equitable Income Co., Inc.	6.50		04/01/08	120,680
500	Hartford Financial Services Group, Inc. (The)	5.55		08/16/08	501,269
415	International Lease Finance Corp. (Series Q)	4.625		06/02/08	412,585
					1,711,365
	Oil & Gas Pipelines (0.4%)
500	Enbridge Energy Partners, LP	4.00		01/15/09	494,176

	Oil Refining/Marketing (0.4%)
600	Valero Energy Corp.	3.50		04/01/09	588,234

	Other Metals/Minerals (0.3%)
445	Brascan Corp. (Canada)	8.125		12/15/08	462,189

	Property - Casualty Insurers (0.9%)
595	Mantis Reef Ltd. - 144A* (Australia)	4.692		11/14/08	592,150
195	Platinum Underwriters Holdings, Ltd. (Series B) (Bermuda)	6.371		11/16/07	194,833
375	XLLIAC Global Funding - 144A*	4.80		08/10/10	373,186
					1,160,169
	Railroads (0.9%)
535	Burlington North Santa Fe Railway Co.	6.125		03/15/09	541,543
670	Union Pacific Corp. (Series E)	6.79		11/09/07	670,807
					1,212,350

	Real Estate Development (0.5%)
544	World Financial Properties - 144A*	6.91		09/01/13	561,338
160	World Financial Properties - 144A*	6.95		09/01/13	165,775
					727,113
	Regional Banks (0.6%)
700	Banco Santander Central Hispano Issuances Ltd. (Cayman Islands)	7.625		11/03/09	736,182

	Restaurants (0.4%)
580	Tricon Global Restaurant, Inc.	7.65		05/15/08	587,941

	Savings Banks (0.9%)
575	Sovereign BanCorp, Inc.	5.44	†	03/23/10	575,317
100	Sovereign Bank (Series CD)	4.00		02/01/08	99,513
200	Washington Mutual Inc.	4.00		01/15/09	196,497
350	Washington Mutual Inc.	8.25		04/01/10	369,439
					1,240,766
	Trucks/Construction/Farm Machinery (0.3%)
405	Caterpillar Financial Services Corp. (Series F)	3.625		11/15/07	404,186

	Wireless Telecommunications (0.4%)
510	Vodafone Group PLC (United Kingdom)	5.45	†	12/28/07	509,775

	Total Corporate Bonds (Cost $42,014,432)				41,258,382

	Collateralized Mortgage Obligations (37.3%)
	U.S. Government Agencies (1.6%)
680	Federal Home Loan Mortgage Corp. 2644 AU (PAC)	3.50		5/15/2022	675,112
632	Federal Home Loan Mortgage Corp. 2182 ZC	7.50		9/15/2029	658,138
397	Federal National Mortgage Assoc. 2005-27 NA (PAC)	5.50		1/25/2024	397,126
401	Federal National Mortgage Assoc. 2005-52 PA (PAC)	6.50		6/25/2035	414,033
					2,144,409
	Private Issues (35.7%)
	American Home Mortgage Investment Trust
1,050	2007-1 GA1C	5.32	†	05/25/47	1,031,268
344	2007-5 A3	5.43	†	06/25/47	308,701
409	2006-3 1A3	5.45	†	10/25/46	381,607
839	Bank of America Funding Corp. 2006-H 3A1	6.20	†	09/20/46	845,561
486	Bear Stearns Alt-A Trust 2003-3 3A	5.48	†	10/25/33	485,884
	Bear Stearns Mortgage Funding Trust
682	2006-AR5 1A2	5.34	†	12/25/36	666,120
771	2007-AR1 1A2	5.34	†	01/25/37	749,193
808	2006-AR3 1A1	5.31	†	10/25/36	790,402
813	2006-AR1 1A2	5.38	†	07/25/36	767,427
	Countrywide Alternative Loan Trust
752	2005-56 2A3	6.48	†	11/25/35	751,429
603	2006-0A1 1A2	5.80	†	03/20/46	585,512
2,791	2005-81 X1 (IO)	0.96	†	02/25/37	134,297
583	2006-0A14 2A1	5.32	†	11/25/46	571,038
640	2006-0A16 A3	5.38	†	10/25/46	621,064
669	2006-0A22 A2	5.34	†	02/25/47	649,574
3,554	2006-0A1 2X (IO)	1.04	†	03/20/46	147,628
922	2006-0A10 2A2	5.36	†	08/25/46	895,941
655	2006-0A2 A3	5.77	†	05/20/46	638,682
533	2005-76 2A2	6.683	†	02/25/36	525,999
21	Countrywide Alternative Loan Trust NIM 2006-OA6 N1 - 144A*	5.25		07/25/46	20,783
	Countrywide Home Loans
505	2006-0A4 A2	5.40	†	04/25/46	499,247
3,611	2004-25 1X (IO)	1.562	†	02/25/35	76,161
933	DSLA Mortgage Loan Trust 2007-AR1 2A1A	5.64	†	04/19/38	910,776
853	DSLA Mortgage Loan Trust 2006-AR2 2A1A - 144A*	5.70	†	11/19/37	835,007
865	First Horizon Alt Mtg Sec 2006-FA8 1A7	6.00	†	02/25/37	858,462
	Greenpoint Mortgage Funding Trust
605	2006-AR2 4A1	6.98	†	03/25/36	612,098
1,739	2005-AR3 X1 (IO)	1.21	†	08/25/45	49,733
2,694	2005-AR4 X4 (IO)	1.99	†	10/25/45	77,024
230	GS Mortgage Securities Corp. 2007-NIM1 N1-144A*	6.25		08/25/46	227,787
31	GS Mortgage Securities Corp. 2006-NIM3 N1-144A*	6.41		06/25/46	30,772
	Harborview Mortgage Loan Trust
2,855	2005-2 X (IO)	1.46	†	05/19/35	59,772
1,029	2006-10 2A1B	5.74	†	11/19/36	1,004,103
651	2006-7 2A1B	5.75	†	10/19/37	639,091
809	2006-8 2A1B	5.40	†	08/21/36	792,402
587	2006-1 2A1A	5.74	†	03/19/37	577,053
744	2006-14 2A1B	5.70	†	03/19/38	722,184
921	2006-9 2AB2	5.78	†	11/19/36	897,138
‡	2006-5 PO2 (PO)	0.00		07/19/47	18
5,521	2006-5 X2 (IO)	2.03	†	07/19/47	193,219
1,783	2005-16 X1 (IO)	1.05	†	01/19/36	50,704
4,307	2005-16 X3 (IO)	0.60	†	01/19/36	109,020
2,888	2005-3 X2 (IO)	0.32	†	06/19/35	59,559
222	2005-9 B1	6.10	†	06/20/35	219,955
2	2006-1 PO1 (PO)	0.00		03/19/37	1,434

1,188	2006-12 2A2B	5.75	†	01/19/38	1,156,210
499	2005-12 2A11	6.98	†	10/19/35	512,076
1,300	2005-16 4A1A	6.98	†	01/19/36	1,303,742
3,441	2006-1 X1 (IO)	0.41	†	03/19/37	145,176
798	2005-9 2A1C	5.95	†	06/20/35	789,582
	Harborview NIM Corp.
252	2006-12 N1 - 144A*	6.41		12/19/36	249,836
200	2006-14 N1 - 144A*	6.41		03/19/38	198,925
157	2007-1A N1 - 144A*	6.41		03/19/37	155,965
81	2006-9A N1	6.41		11/19/36	80,564
6	2006-7A N1 - 144A*	6.41		09/19/36	5,670
	Indymac Index Mortgage Loan Trust
178	2004-AR3 B1	5.63	†	07/25/34	177,689
2,465	2005-AR12 AX2 (IO)	1.06	†	07/25/35	77,031
18	Indymac Index NIM Corp. 2006-AR6 N1 - 144A*	6.65		06/25/46	17,715
36	Lehman XS Net Interest Margin Notes 2006-GP1 A1 - 144A*	6.25		05/28/46	34,969
	Luminent Mortgage Trust
783	2006-6 A1	5.33	†	10/25/46	766,421
496	2006-1 A1	5.37	†	04/25/36	485,929
545	2006-2 A1B	5.41	†	02/25/46	533,825
803	2006-4 A1B	5.36	†	05/25/46	785,541
425	Master Adjustable Rate Mortgages Trust 2007-3 1M2	6.23	†	05/25/47	322,826
685	Mortgageit Trust 2006-1 2A1B	5.41	†	04/25/36	670,410
24	Rali NIM Corp. 2006-Q04 N1 - 144A*	6.05		04/25/46	24,215
	Residential Accredit Loans Inc.
243	2006-QO1 2A1	5.40	†	02/25/46	240,271
243	2006-QO1 1A1	5.39	†	02/25/46	238,934
921	2006-QO10 A2	5.33	†	01/25/37	880,815
752	2006-QH1 A1	5.32	†	12/25/36	738,950
953	2006-QO6 A2	5.36	†	06/25/46	928,343
866	2006-QO2 A2	5.40	†	02/25/46	841,488
672	2007 QO3 A3	5.39	†	03/25/47	637,601
584	2007 QO4 A2	5.39	†	05/25/47	569,237
341	2007 QO4 A3	5.43	†	05/25/47	326,941
1,182	2007 QH1 A2	5.32	†	02/25/37	1,149,431
53	Sharps SP I LLC Net Interest Margin Trust 2006-AHM3 N1 - 144A*	7.00		10/25/46	51,208
	Structured Asset Mortgage Investments Inc.
436	2006-AR1 2A2	5.44	†	02/25/36	427,950
659	2006-AR2 A2	5.44	†	02/25/36	643,052
772	2007-AR1 2A2	5.34	†	01/25/37	767,478
880	2007-AR2 1A2	5.32	†	02/25/37	856,680
970	2006-AR8 A1A	5.33	†	10/25/36	952,422
801	2006-AR3 11A2	5.40	†	04/25/36	792,204
	Washington Mutual Mortgage Pass-Through Certificates
487	2005-AR13 A1A2	6.43	†	10/25/45	482,620
828	2007-OA1 A1B	5.33	†	02/25/47	800,343
734	2006-AR4 1A1B	5.92	†	05/25/46	704,145
456	2005-AR13 A1B3	5.49	†	10/25/45	449,601
491	2005-AR15 A1B3	5.47	†	11/25/45	479,785
1,094	2006-AR9 1A	5.98	†	08/25/46	1,072,032
436	2005-AR8 2AB3	5.49	†	07/25/45	429,502
2,326	2004-AR10 X (IO)	0.61	†	07/25/44	38,166
3,189	2004-AR12 X (IO)	0.63	†	10/25/44	52,818
1,227	2004-AR8 X (IO)	0.61	†	06/25/44	19,550
	Washington Mutual Alternative Loan Trust
	Mortgage Pass-Through Certificates
683	2006-AR6 2A	5.94	†	08/25/46	666,970
777	2006-AR2 A1A	5.92	†	04/25/46	757,613
820	2007-OA1 CA1B	5.33	†	12/25/46	804,315

	Total Private Issues				47,365,611

	Total Collateralized Mortgage Obligations (Cost $51,372,914)				49,510,020

	Commercial Mortgage-Backed Securities (0.8%)
273	Citigroup Commercial Mortgage Trust 2007-C6 A1	5.622		04/10/12	276,862
781	JP Morgan Chase Commercial Mortgage Securities Co. 2007-LD11 A1	5.651		06/15/49	789,867

	Total Commercial Mortgage-Backed Securities (Cost $1,057,431)				1,066,729

	Asset-Backed Securities (19.6%)
	Finance/Rental/Leasing
250	Aegis Asset Backed Securities Trust 2004-2 B1	7.13	†	06/25/34	178,099
375	Ameriquest Mortgage Securities Inc. 2004-R7 M5	6.28	†	08/25/34	348,552
1,500	Capital Auto Receivables Asset Trust 2006-1 A3	5.03		10/15/09	1,497,642
1,100	Capital Auto Receivables Asset Trust 2006-2 A3A	4.98		05/15/11	1,098,668
1,400	Capital Auto Receivables Asset Trust 2007-SN1 A3A	5.38		07/15/10	1,405,695
700	Capital Auto Receivables Asset Trust 2007-3 A3A	5.02		09/15/11	701,024
575	Capital One Auto Finance Trust 2006-C A3A	5.07		07/15/11	574,462
1,050	Caterpillar Financial Asset Trust 2006-A A3	5.57		05/25/10	1,053,787
720	Chase Manhattan Auto Owner Trust 2004-A A4	2.83		09/15/10	713,840
42	CIT Equipment Collateral 2004-EF1 A3	3.50		09/20/08	41,516
725	CIT Equipment Collateral 2006-VT2 A3	5.07		02/20/10	720,304
346	Citigroup Mortgage Loan Trust Inc. 2006-WFH1 A1A	5.20	†	01/25/36	345,613
183	CNH Equipment Trust 2005-A A3	4.02		04/15/09	182,434
525	CNH Equipment Trust 2006-B A3	5.20		06/15/10	524,368
550	CNH Equipment Trust 2007-B A3A	5.40		10/17/11	549,905
361	Credit-Based Asset Servicing 2006-CB6 A21	5.17	†	07/25/36	358,140
1,100	Ford Credit Auto Owner Trust 2006-B A3	5.26		10/15/10	1,100,886
1,175	Ford Credit Auto Owner Trust 2007-A A3A	5.40		08/15/11	1,182,878
807	GE Equipment Small Ticket LLC 2005-2A A3 - 144A*	4.88		10/22/09	805,970
1,175	GS Auto Loan Trust 2006-1 A3	5.37		12/15/10	1,176,913
850	Harley Davidson Motorcycle Trust 2005-3 A2	4.41		06/15/12	827,374
460	Harley-Davidson Motorcycle Trust 2003-3 A2	2.76		05/15/11	457,302
633	Harley-Davidson Motorcycle Trust 2004-2 A2	3.56		02/15/12	625,286
750	Harley-Davidson Motorcycle Trust 2005-2 A2	4.07		02/15/12	742,874
625	Hertz Vehicle Financing LLC 2005-2A A2 - 144A*	4.93		02/25/10	623,478
150	Home Equity Asset Trust 2004-3 B1	7.23	†	08/25/34	135,408
652	Honda Auto Receivables Owner Trust 2005-5 A3	4.61		08/17/09	650,023
733	Honda Auto Receivables Owner Trust 2005-6 A3	4.85		10/19/09	731,817
975	Hyundai Auto Receivables Trust 2007-A A3A	5.04		01/17/12	972,231
409	Merrill Auto Trust Securitization 2005-1 A3	4.10		08/25/09	407,642
458	National City Auto Receivables Trust 2004-A A4	2.88		05/15/11	451,555
539	Nationstar Home Equity Loan Trust 2007-C 2AV1	5.191		06/25/37	535,432
475	Nissan Auto Receivables Owner Trust 2004-A A4	2.76		07/15/09	471,601
650	Nissan Auto Receivables Owner Trust 2006-C A3	5.44		04/15/10	651,919
450	Park Place Securities Inc. 2004-MCW1 M7	6.98	†	10/25/34	381,629
356	Soundview Home Equity Loan Trust 2006-OPT3 2A1	5.19		06/25/36	355,519
200	Structured Asset Investment Loan Trust 2003-BC4 M2	8.131		06/25/33	186,966
807	USAA Auto Owner Trust 2005-3 A3	4.55		02/16/10	804,329
900	USAA Auto Owner Trust 2007-2 A3 (WI)	4.90		02/15/12	901,304
231	Wachovia Auto Owner Trust 2005-A A3	4.06		09/21/09	230,225
272	Whole Auto Loan Trust 2003-1 A4	2.58		03/15/10	269,230

	Total Asset-Backed Securities (Cost $26,231,125)				25,973,840

	U.S. Government Agencies - Mortgage-Backed Securities (7.9%)
54	Federal Home Loan Mortgage Corp.	7.50	08/01/32	56,601
352	Federal Home Loan Mortgage Corp. PC Gold	7.50	02/01/27 - 04/01/32	368,339
311	Federal Home Loan Mortgage Corp. (ARM)	6.116	08/01/34	317,684
217	Federal Home Loan Mortgage Corp. (ARM)	5.465	07/01/34	219,333
765	Federal Home Loan Mortgage Corp. (ARM)	4.345	10/01/33	769,570
724	Federal Home Loan Mortgage Corp. (ARM)	4.37	07/01/35	719,806
509	Federal National Mortgage Assoc.(ARM)	4.201	05/01/35	520,256
549	Federal National Mortgage Assoc.(ARM)	4.282	04/01/35	551,401
428	Federal National Mortgage Assoc.(ARM)	4.313	05/01/35	437,052
687	Federal National Mortgage Assoc.(ARM)	4.814	05/01/35	680,278
85	Federal National Mortgage Assoc.(ARM)	5.628	06/01/34	85,322
195	Federal National Mortgage Assoc.(ARM)	5.493	07/01/34	196,568
229	Federal National Mortgage Assoc.(ARM)	4.552	04/01/35	229,514
175	Federal National Mortgage Assoc.(ARM)	4.659	09/01/34	177,009
730	Federal National Mortgage Assoc.(ARM)	4.711	09/01/35	723,296
611	Federal National Mortgage Assoc.(ARM)	4.784	07/01/35	607,549
222	Federal National Mortgage Assoc.(ARM)	6.905	07/01/33	226,640
765	Federal National Mortgage Assoc.	6.50	01/01/32 - 11/01/33	783,619
1,025	Federal National Mortgage Assoc.	7.00	11/01/24 - 11/01/34	1,066,393
600	Federal National Mortgage Assoc.	7.00	***	618,750
1,118	Federal National Mortgage Assoc.	7.50	03/01/24 - 08/01/32	1,169,275

	Total U.S. Government Agencies - Mortgage-Backed Securities (Cost $10,574,423)			10,524,255

	Short-Term Investments (4.2%)
	Investment Company (a) (4.1%)
5,485	Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class (Cost $5,485,487)			5,485,487

	U.S. Government Obligation (b) (0.1%)
125	U.S. Treasury Bill** (Cost $123,267)	4.845	07/12/07	123,301

	Total Short-Term Investments (Cost $5,608,754)			5,608,788

	Total Investments
	(Cost $136,859,079) (c) (d)		100.8%	133,942,014

	Liabilities in Excess of Other Assets		(0.8)	(1,045,063)

	Net Assets		100.0%	$132,896,951

ARM	Adjustable Rate Mortgage. Interest rate in effect as of September 30, 2007.
IO	Interest Only Security.
MTN	Medium Term Note.
PAC	Planned Amortization Class.
PC	Participation Certificate.
PO	Principal Only Security.
WI	When-Issued Security.
*	Resale is restricted to qualified institutional investors.
**	A portion of this security has been physically segregated in connection with open futures contracts in the amount of $30,170.
***

Security was purchased on a forward commitment basis with an approximate principal amount and no definite maturity date; the actual principal amount and maturity date will be determined upon settlement.

†	Floating rate security. Rate shown is the rate in effect at September 30, 2007.
‡	Amount is less than one thousand.
(a)

The Fund invests in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment Advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class. Income distributions earned by the Fund totaled $113,685, for the period ended September 30, 2007.

(b)	Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(c)

Securities have been designated as collateral in an amount equal to $42,824,957 in connection with security purchased on a forward commitment basis, when-issued security, open futures contracts, and open swap contracts.

(d)

The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $163,484 and the aggregate gross unrealized depreciation is $3,080,549, resulting in net unrealized depreciation of $2,917,065.

Morgan Stanley Variable Limited Duration

Futures Contracts Open at September 30, 2007:

				UNREALIZED
NUMBER OF		DESCRIPTION, DELIVERY	UNDERLYING FACE	APPRECIATION
CONTRACTS	LONG/SHORT	MONTH AND YEAR	AMOUNT AT VALUE	(DEPRECIATION)

87	Long	U.S. Treasury Note 10 Year,
		December 2007	$9,507,469	$65,998
56	Long	U.S. Treasury Note 5 Year,
		December 2007	5,993,750	25,946
44	Short	U.S. Treasury Bond 20 Year,
		December 2007	(4,899,125)	164
101	Short	U.S. Treasury Note 2 Year,
		December 2007	(20,911,735)	(39,278)
	Net Unrealized Appreciation			$52,830

Morgan Stanley Variable Limited Duration

Interest Rate Swap Contracts Open at September 30, 2007:

	NOTIONAL	PAYMENTS
	AMOUNT	RECEIVED	PAYMENTS	TERMINATION	UNREALIZED
COUNTERPARTY	(000’S)	BY FUND	MADE BY FUND†	DATE	APPRECIATION
J.P. Morgan Chase N.A. New York	$2,800	Fixed Rate 5.391%	Floating Rate 5.36%	June 6, 2009	$29,820

J.P. Morgan Chase N.A. New York	2,800	Fixed Rate 5.486%	Floating Rate 5.36%	June 14, 2009	34,328

J.P. Morgan Chase N.A. New York	2,800	Fixed Rate 5.364%	Floating Rate 5.36%	June 28, 2009	32,760

J.P. Morgan Chase N.A. New York	2,800	Fixed Rate 5.357%	Floating Rate 5.36%	July 13, 2009	32,956

J.P. Morgan Chase N.A. New York	2,800	Fixed Rate 5.078%	Floating Rate 5.356%	August 1, 2009	20,132

Goldman Sachs International	2,700	Fixed Rate 4.642%	Floating Rate 5.725%	September 11, 2009	(2,889)

J.P. Morgan Chase N.A. New York	2,700	Fixed Rate 4.793%	Floating Rate 5.587%	September 20, 2009	5,400

		Net Unrealized Appreciation			$152,507

†              Floating rate represents USD-3 month LIBOR.

Credit Default Swap Contracts Open at September 30, 2007:

		NOTIONAL			UNREALIZED
SWAP COUNTERPARTY &	BUY/SELL	AMOUNT	INTEREST	TERMINATION	APPRECIATION
REFERENCE OBLIGATION	PROTECTION	(000’S)	RATE	DATE	(DEPRECIATION)
Goldman Sachs International
Dell Inc.	Buy	365	0.22	March 20, 2012	(442)

Citibank, N.A., New York
Covidien Ltd.	Buy	53	0.43	March 20, 2012	(292)

Citibank, N.A., New York
Covidien Ltd.	Buy	130	0.43	March 20, 2012	(712)

Citibank, N.A., New York
Tyco Electronics Ltd.	Buy	53	0.43	March 20, 2012	15

Citibank, N.A., New York
Tyco Electronics Ltd.	Buy	130	0.43	March 20, 2012	36

Citibank, N.A., New York
Tyco International Ltd.	Buy	53	0.43	March 20, 2012	15

Citibank, N.A., New York
Tyco International Ltd.	Buy	130	0.43	March 20, 2012	36

Goldman Sachs International
Dow Jones CDX.NA.IG.HVOL.8	Sell	1,400	0.35	June 20, 2012	4,104

		Net Unrealized Appreciation			$2,760

Morgan Stanley Variable Investment Series - Income Plus

Portfolio of Investments                                                September 30, 2007 (unaudited)

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE
	Corporate Bonds (61.0%)
	Advertising/Marketing Services (0.2%)
730	Interpublic Group of Companies, Inc. (The)	6.25	11/15/14	$657,000

	Air Freight/Couriers (1.2%)
4,071	FedEx Corp. (Series 97-A)	7.50	01/15/18	4,416,831

	Airlines (0.7%)
969	America West Airlines, Inc. (Class A)	6.85	07/02/09	969,044
1,408	America West Airlines, Inc. (Series 01-1)	7.10	04/02/21	1,464,618
				2,433,662
	Auto Parts: O.E.M. (0.3%)
1,080	ArvinMeritor, Inc.	8.75	03/01/12	1,107,000

	Beverages: Alcoholic (0.7%)
2,635	FBG Finance Ltd. - 144A* (Australia)	5.125	06/15/15	2,488,960

	Cable/Satellite TV (1.7%)
1,650	Comcast Cable Communications, Inc.	6.75	01/30/11	1,712,642
995	Comcast Cable Communications, Inc.	7.125	06/15/13	1,060,378
1,880	Comcast Corp.	6.50	01/15/15	1,945,339
895	EchoStar DBS Corp.	6.375	10/01/11	901,713
425	EchoStar DBS Corp.	6.625	10/01/14	428,188
				6,048,260
	Department Stores (1.3%)
2,275	Federated Department Stores, Inc.	6.625	09/01/08	2,293,084
610	JC Penney Corp., Inc.	5.75	02/15/18	586,706
1,875	May Department Stores Co.	5.95	11/01/08	1,877,443
				4,757,233
	Drugstore Chains (1.5%)
1,280	CVS Caremark Corp.	5.75	06/01/17	1,251,626
970	CVS Corp.	3.875	11/01/07	968,505
1,180	CVS Corp.	5.75	08/15/11	1,196,350
2,233	CVS Corp. - 144A*	6.036	12/10/28	2,175,252
				5,591,733
	Electric Utilities (8.3%)
3,090	Arizona Public Service Co.	5.80	06/30/14	3,063,562
670	CenterPoint Energy Resources Corp.	6.25	02/01/37	659,923
375	CenterPoint Energy Resources Corp. (Series B)	7.875	04/01/13	410,171
1,070	Consolidated Natural Gas Co. (Series C)	6.25	11/01/11	1,101,180
2,195	Consumers Energy Co. (Series H)	4.80	02/17/09	2,185,250
650	DCP Midstream LLC - 144A*	6.75	09/15/37	647,234
120	Detroit Edison Co. (The)	5.20	10/15/12	119,515
1,535	Detroit Edison Co. (The)	6.125	10/01/10	1,586,217
2,170	Duquesne Light Co. (Series O)	6.70	04/15/12	2,287,208
910	Enel Finance Internation - 144A*	5.70	01/15/13	918,089

940	Entergy Gulf States, Inc.	3.60		06/01/08	925,496
1,875	Entergy Gulf States, Inc.	5.98	†	12/01/09	1,860,420
2,425	Entergy Gulf States, Inc. - 144A*	6.474	†	12/08/08	2,434,331
1,780	Exelon Corp.	6.75		05/01/11	1,851,739
365	Florida Power Corp.	5.80		09/15/17	366,794
1,905	Ohio Edison	6.40		07/15/16	1,955,696
2,205	Ohio Power Company - IBC (Series K)	6.00		06/01/16	2,218,982
1,015	Public Service Electric & Gas Co. (Series G)	5.125		09/01/12	1,005,545
1,325	Texas Eastern Transmission, LP	7.00		07/15/32	1,403,318
1,440	TXU Energy Co.	7.00		03/15/13	1,583,136
985	Union Electric Co.	6.40		06/15/17	1,016,909
430	Virginia Electric Power (Series B)	5.95		09/15/17	430,175
					30,030,890
	Electrical Products (0.4%)
1,580	Cooper Industries, Inc.	5.25		11/15/12	1,576,285

	Electronic Equipment/Instruments (0.3%)
940	Xerox Corp.	5.50		05/15/12	931,947

	Environmental Services (1.5%)
5,155	Waste Management, Inc.	7.375		08/01/10	5,459,573

	Finance/Rental/Leasing (3.7%)
895	Capital One Financial Corp.	6.75		09/15/17	918,077
2,120	Capmark Financial Group Inc. - 144A*	5.875		05/10/12	1,932,624
870	Capmark Financial Group Inc. - 144A*	6.30		05/10/17	758,463
1,930	CIT Group, Inc.	5.65		02/13/17	1,796,307
2,360	Countrywide Home Loans, Inc. (Series L)	3.25		05/21/08	2,274,797
2,990	Ford Motor Credit Co.	7.25		10/25/11	2,804,363
3,000	SLM Corp. (Series A)	5.52	†	07/26/10	2,825,781
					13,310,412
	Financial Conglomerates (2.6%)
1,165	Brookfield Asset Management Inc. (Canada)	5.80		04/25/17	1,168,847
1,845	Citigroup Inc.	5.25		02/27/12	1,846,402
1,030	General Motors Acceptance Corp.	6.875		09/15/11	981,041
5,290	JPMorgan Chase & Co.	6.75		02/01/11	5,561,895
					9,558,185
	Food Retail (1.0%)
1,400	Delhaize America, Inc.	9.00		04/15/31	1,674,788
1,930	Fred Meyer, Inc.	7.45		03/01/08	1,945,610
					3,620,398
	Food: Major Diversified (1.0%)
925	ConAgra Foods, Inc.	7.00		10/01/28	973,751
1,040	ConAgra Foods, Inc.	8.25		09/15/30	1,232,331
1,495	Kraft Foods Inc.	6.00		02/11/13	1,540,765
					3,746,847
	Food: Meat/Fish/Dairy (0.3%)
290	Pilgrim’s Pride Corp.	7.625		05/01/15	295,800
800	Smithfield Foods, Inc. (Series B)	8.00		10/15/09	830,000
					1,125,800
	Gas Distributors (1.2%)
815	Keyspan Corp.	4.90		05/16/08	811,361
1,870	NiSource Finance Corp.	6.064	†	11/23/09	1,855,996
1,700	NiSource Finance Corp.	7.875		11/15/10	1,820,907
					4,488,264

	Home Improvement Chains (0.9%)
3,345	Home Depot, Inc.	5.819	†	12/16/09	3,303,208

	Information Technology Services (0.1%)
455	IBM Corp.	5.7		09/14/17	458,245

	Insurance Brokers/Services (1.4%)
1,500	Farmers Exchange Capital - 144A*	7.05		07/15/28	1,497,827
3,105	Farmers Insurance Exchange - 144A*	8.625		05/01/24	3,567,459
					5,065,286
	Integrated Oil (0.8%)
1,460	Amerada Hess Corp.	6.65		08/15/11	1,527,642
1,590	Petro-Canada (Canada)	5.95		05/15/35	1,510,898
					3,038,540
	Investment/Banks/Brokers (1.6%)
1,215	Bear Stearns Co Inc.	6.40		10/02/17	1,211,809
700	Goldman Sachs Group Inc.	6.45		05/01/36	685,210
1,930	Lehman Brothers Holdings, Inc.	6.875		07/17/37	1,920,528
1,930	Merrill Lynch & Co.	5.70		05/02/17	1,879,820
					5,697,367
	Major Banks (5.5%)
1,500	Bank of America Corp.	4.875		09/15/12	1,469,565
1,660	HSBC Finance Corp.	6.75		05/15/11	1,732,706
1,800	Huntington National Bank (Series T)	4.375		01/15/10	1,763,939
3,120	MBNA Corp. (Series F)	5.79	†	05/05/08	3,129,432
1,580	Popular North America, Inc. (Series F)	5.65		04/15/09	1,593,105
4,910	Unicredit Luxembourg Finance S.A. - 144A* (Luxembourg)	5.41	†	10/24/08	4,913,373
5,000	Well Fargo Bank N.A.	7.55		06/21/10	5,307,940
					19,910,060
	Major Telecommunications (5.4%)
4,470	AT&T Corp.	8.00		11/15/31	5,454,763
2,335	France Telecom S.A. (France)	8.50		03/01/31	3,009,892
2,040	SBC Communications, Inc.	6.15		09/15/34	2,023,205
2,005	Sprint Capital Corp.	8.75		03/15/32	2,305,475
3,645	Telecom Italia Capital SA (Luxembourg)	4.00		01/15/10	3,550,740
2,515	Telefonica Europe BV (Netherlands)	8.25		09/15/30	3,014,459
					19,358,534
	Media Conglomerates (1.9%)
2,690	Time Warner, Inc.	5.73	†	11/13/09	2,659,700
1,905	Time Warner, Inc.	5.875		11/15/16	1,866,885
2,320	Viacom, Inc.	6.875		04/30/36	2,317,520
					6,844,105
	Medical Specialties (0.9%)
3,135	Hospira, Inc.	5.678	†	03/30/10	3,110,133

	Motor Vehicles (0.8%)
1,490	DaimlerChrysler North American Holdings Co.	8.00		06/15/10	1,592,741
1,015	DaimlerChrysler North American Holdings Co.	8.50		01/18/31	1,261,742
					2,854,483
	Multi-Line Insurance (1.5%)
1,655	AIG SunAmerica Global Financing VI - 144A*	6.30		05/10/11	1,708,134
3,710	American General Finance Corp. (Series H)	4.625		09/01/10	3,639,195
					5,347,329
	Oil & Gas Pipelines (2.3%)
1,450	Colorado Interstate Gas Co.	6.80		11/15/15	1,508,309
1,265	Enterprise Products Operating L.P. (Series B)	5.60		10/15/14	1,240,893

955	Kinder Morgan Energy Partners, L.P.	5.85		09/15/12	964,073
2,465	Kinder Morgan Finance Co. (Canada)	5.70		01/05/16	2,252,870
2,195	Plains All American Pipeline LP/PAA Finance Corp.	6.70		05/15/36	2,204,544
					8,170,689
	Oil & Gas Production (0.8%)
860	Chesapeake Energy Corp.	7.625		07/15/13	903,000
1,805	Devon Financing Corp.	6.875		09/30/11	1,909,719
					2,812,719
	Oil Refining/Marketing (0.3%)
1,210	Valero Energy Corp.	3.50		04/01/09	1,186,272

	Other Metals/Minerals (0.7%)
2,435	Brascan Corp. (Canada)	7.125		06/15/12	2,613,093

	Property - Casualty Insurers (1.7%)
2,500	Mantis Reef Ltd. - 144A* (Australia)	4.692		11/14/08	2,488,025
2,545	Platinum Underwriters Finance Inc. (Series B)	7.50		06/01/17	2,699,848
825	Platinum Underwriters Holdings, Ltd. (Series B) (Bermuda)	6.371		11/16/07	824,294
					6,012,167
	Railroads (2.0%)
1,825	Burlington Northern Santa Fe Corp.	6.125		03/15/09	1,847,318
1,835	Union Pacific Corp.	5.45		01/31/13	1,823,050
2,925	Union Pacific Corp.	6.625		02/01/08	2,935,284
790	Union Pacific Corp. (Series E)	6.79		11/09/07	790,951
					7,396,603
	Real Estate Development (0.4%)
1,258	World Financial Properties - 144A*	6.91		09/01/13	1,297,747
160	World Financial Properties - 144A*	6.95		09/01/13	165,775
					1,463,522
	Restaurants (0.5%)
1,750	Tricon Global Restaurants, Inc.	8.875		04/15/11	1,953,933

	Savings Banks (3.4%)
500	Household Finance Corp.	4.125		11/16/09	487,575
1,140	Household Finance Corp.	6.375		10/15/11	1,178,346
1,915	Household Finance Corp.	8.00		07/15/10	2,056,438
4,655	Sovereign Bancorp, Inc.	5.44	†	03/23/10	4,657,565
3,630	Washington Mutual, Inc.	8.25		04/01/10	3,831,607
					12,211,531
	Tobacco (0.2%)
795	Reynolds American Inc.	6.50		07/15/10	819,829

	Total Corporate Bonds (Cost $221,841,851)				220,976,928

	U.S. Government Agencies & Obligations (13.9%)
3	Federal Home Loan Mortgage Corp.	11.50		05/01/19	3,246
	Federal Home Loan Mortgage Corp. Gold
3		6.50		12/01/28	3,109
26		8.50		01/01/22 - 12/01/24	27,840

	Federal National Mortgage Assoc.
118		7.50		06/01/28 - 04/01/32	123,130
1,395		8.00		08/01/29 - 04/01/32	1,471,994
2		9.00		06/01/21 - 01/01/25	2,244
	Government National Mortgage Assoc.
1		7.50		04/15/24	784
462		8.00		10/15/24 - 11/15/29	490,909
77		8.50		09/15/21 - 03/01/28	82,625
84		9.00		07/15/24 - 11/15/24	91,205
6		10.00		05/15/16 - 04/15/19	6,761
	U.S. Treasury Bond
22,700		4.50		02/15/36	21,527,772

	U.S. Treasury Notes
5,765		4.25		08/15/13††	5,757,684
4,200		4.25		11/15/14††	4,160,986
6,200		5.375		02/15/31	6,638,848
9,500		6.50		02/15/10	10,036,608

	Total U.S. Government Agencies & Obligations (Cost $49,979,485)				50,425,745

	Commercial Mortgage-Backed Securities (8.3%)
1,425	Banc of America Commercial Mortgage Inc. 2007-2 A4	5.688	†	04/10/49	1,440,460
2,000	Banc of America Commercial Mortgage Inc. 2007-3 A4	5.659	†	06/10/49	2,014,066
1,500	Bear Stearns Commercial Mortgage Securities Inc. 2007-PW16 A4	5.713	†	06/11/40	1,520,482
2,000	Citigroup Commercial Mortgage Trust 2007-C6 A4	5.700	†	12/10/49	2,025,876
3,000	Commercial Mortgage Pass-Through Certificates 2007-C9 A4	5.816	†	12/10/49	3,063,281
2,225	Greenwich Capital Commercial Funding Corp. 2007-GG9 A4	5.444		03/10/39	2,203,017
2,825	GS Mortgage Securities Corporation II 2007-GG10 A4	5.799	†	08/10/45	2,878,708
975	JP Morgan Chase Commercial Mortgage Securities 2007-CB18 A4	5.44		06/12/47	963,463
1,800	JP Morgan Chase Commercial Mortgage Securities 2007-CB19 Class A4	5.747	†	02/12/49	1,823,818
2,200	JP Morgan Chase Commercial Mortgage Securities Corp. 2007-LD11 A4	5.819	†	06/15/49	2,242,961
1,475	LB Commercial Conduit Mortgage Trust 2007-C3 A4	5.935	†	07/15/44	1,520,124
975	LB-UBS Commercial Mortgage Trust 2007-C2 A3	5.43		02/15/40	963,915
2,300	Wachovia Bank Commercial Mortgage Trust 2007-C30 A5	5.342		12/15/43	2,256,499
2,700	Wachovia Bank Commercial Mortgage Trust 2007-C32 A3	5.741	†	06/15/49	2,730,727
2,200	Wachovia Bank Commercial Mortgage Trust 2007-C33 A4	5.903	†	02/15/51	2,263,615

	Total Commercial Mortgage-Backed Securities (Cost $29,077,115)				29,911,012

	Asset-Backed Securities (3.9%)
1,250	Capital One Multi-Asset Execution Trust 2007-A7 A7	5.75		07/15/20	1,257,813
148	CIT Equipment Collateral 2004-EF1 A3	3.50		09/20/08	147,613
1,675	Citibank Credit Card Issuance Trust 2007-A8 A8	5.65		09/20/19	1,669,503
209	Ford Credit Auto Owner Trust 2005-B A3	4.17		01/15/09	208,576
3,100	Ford Credit Auto Owner Trust 2007-A A3A	5.40		08/15/11	3,120,784
2,950	GS Auto LoanTrust - 2007-1 A3	5.39		12/15/11	2,964,210
1,547	Harley-Davidson Motorcycle Trust 2004-2 A2	3.56		02/15/12	1,528,477
320	Honda Auto Receivables Owner Trust 2005-2 A3	3.93		01/15/09	319,614
2,425	TXU Electric Delivery Transition Bond Co. LLC 2004-1 A2	4.81		11/17/14	2,417,384
496	USAA Auto Owner Trust 2005-1 A3	3.90		07/15/09	494,114

	Total Asset-Backed Securities
	(Cost $14,106,111)				14,128,088

	Collateralized Mortgage Obligations (1.1%)
1,132	American Home Mortgage Assets 2007-5 A3	5.431	†	06/25/47	1,014,305
648	Countrywide Alternative Loan Trust 2005-81 M1	5.831	†	02/25/37	584,021
500	Countrywide Alternative Loan Trust 2006-0A16 M4	5.651	†	10/25/46	338,025
550	Harborview Mortgage Loan Trust 2006-8 B4	5.699	†	08/21/36	378,432
498	Luminent Mortgage Trust 2006-5 B1	5.491	†	07/25/36	393,397
975	Master Adjustable Rate Mortgages Trust 2007-3 1M1	5.981	†	05/25/47	702,000
900	Lehman XS Trust 2007-4N M4	6.131	†	03/25/47	731,250

	Total Collateralized Mortgage Obligations
	(Cost $4,242,901)				4,141,430

	Foreign Government Obligations (0.7%)
MXN 18,385	Mexican Fixed Rate Bonds (Series M20) (Mexico)	9.50		12/18/14	1,833,627
645	Republic of Argentina (Argentina)	8.28		12/31/33	581,524

	Total Foreign Government Obligations
	(Cost $2,388,403)				2,415,151

	Short-Term Investments (12.2%)
	U.S. Government Obligations (b) (0.4%)
	U.S. Treasury Bills**
575		4.735		01/10/08	567,362
100		4.825		01/10/08	98,646
30		4.84		01/10/08	29,593
730		4.845		01/10/08	720,077

	Total U.S. Government Obligations (Cost $1,415,295)				1,415,678

NUMBERS OF
SHARES (000)
	Investment Company (a) (11.8%)
42,895	Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class (Cost $42,894,940)		42,894,940

	Total Short-Term Investments
	(Cost $44,310,235)		44,310,618

	Total Investments
	(Cost $365,946,101) (c) (d)	101.1%	366,308,972
	Liabilities in Excess of Other Assets	(1.1)	(4,099,081)
	Net Assets	100.0%	362,209,891

MXN	Mexican New Peso.
*	Resale is restricted to qualified institutional investors.
**	A portion of this security has been physically segregated in connection with open futures contracts in the amount of $886,470.
†	Floating rate security. Rate shown is the rate in effect at September 30, 2007.
††	Security purchased on a forward commitment basis.
(a)

The Fund invests in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class. Income distributions earned by the Fund totaled $521,769 for the period ended September 30, 2007.

(b)	Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(c)	Securities have been designated as collateral in a amount equal to $189,744,915 in connection with securities purchased on a forward commitment basis, open futures contracts and open swap contracts.
(d)

The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $4,220,009 and the aggregate gross unrealized depreciation is $3,857,138, resulting in net unrealized appreciation of $362,871.

Futures Contracts Open at September 30, 2007:

				UNREALIZED
NUMBER OF		DESCRIPTION, DELIVERY	UNDERLYING FACE	APPRECIATION
CONTRACTS	LONG/SHORT	MONTH AND YEAR	AMOUNT AT VALUE	(DEPRECIATION)
323	Long	U.S. Treasury Note 5 Year,
		December 2007	$34,571,094	$219,179

106	Long	U.S. Treasury Note 2 Year,
		December 2007	21,946,969	105,345

489	Short	U.S.Treasury Bond 20 Year,
		December 2007	(54,447,094)	(21,139)

615	Short	U.S.Treasury Note 10 Year,
		December 2007	(67,207,969)	(86,820)
		Net Unrealized Appreciation		$216,565

Interest Rate Swap Contracts Open at September 30, 2007:

	NOTIONAL
	AMOUNT	PAYMENTS	PAYMENTS	TERMINATION	UNREALIZED
COUNTERPARTY	(000’S)	RECEIVED BY FUND	MADE BY FUND+	DATE	APPRECIATION
Deutsche Bank AG, New York	$75,550	Fixed Rate 5.388%	Floating Rate 5.505%	May 25, 2017	$1,115,118

Deutsche Bank AG, New York	11,600	Fixed Rate 5.428	Floating Rate 5.36	May 29, 2017	205,668

JPMorgan Chase N.A. New York	11,600	Fixed Rate 5.448	Floating Rate 5.36	May 29, 2017	222,836

JPMorgan Chase N.A. New York	40,200	Fixed Rate 5.454	Floating Rate 5.621	June 4, 2017	778,674

Citibank N.A. New York	8,000	Fixed Rate 5.448	Floating Rate 5.36	August 9, 2017	151,600

	Total Unrealized Appreciation				$2,473,896

+	Floating rate represents USD-3 month LIBOR.

Credit Default Swap Contracts Open at September 30, 2007:

		NOTIONAL			UNREALIZED
SWAP COUNTERPARTY &	BUY/SELL	AMOUNT	PAY/RECEIVE	TERMINATION	APPRECIATION
REFERENCE OBLIGATION	PROTECTION	(000’S)	FIXED RATE	DATE	(DEPRECIATION)
Goldman Sachs Capital Market, L.P.
Dow Jones CDX.NA.IG.HVOL.6	Buy	8,400	0.75	June 20, 2011	$158,416

Goldman Sachs International
Dow Jones CDX.NA.IG.HVOL.7	Buy	7,850	0.75	December 20, 2011	179,481

Goldman Sachs International
Hartford Financial Services Group, Inc.	Buy	3,900	0.12	December 20, 2011	19,469

Goldman Sachs International
Motorola, Inc.	Buy	1,270	0.15	December 20, 2011	7,027

Goldman Sachs International
Motorola, Inc.	Buy	2,640	0.157	December 20, 2011	13,900

Goldman Sachs International
Union Pacific Corp.	Buy	1,950	0.20	December 20, 2011	1,498

Citibank, N.A., New York
Covidien	Buy	400	0.43	March 20, 2012	(2,191)

Citibank, N.A., New York
Covidien	Buy	767	0.43	March 20, 2012	(4,200)

Citibank, N.A., New York
Tyco Electronics	Buy	400	0.43	March 20, 2012	112

Citibank, N.A., New York
Tyco Electronics	Buy	767	0.43	March 20, 2012	214

Citibank, N.A., New York
Tyco International Ltd.	Buy	400	0.43	March 20, 2012	112

Citibank, N.A., New York
Tyco International Ltd.	Buy	767	0.43	March 20, 2012	214

Goldman Sachs International
Chubb Corp.	Buy	3,900	0.10	March 20, 2012	22,012

Goldman Sachs International
Dell Inc.	Buy	1,960	0.22	March 20, 2012	(2,374)

Goldman Sachs International
Gap, Inc.	Buy	2,360	1.19	March 20, 2012	(36,238)

JPMorgan Chase Bank, N.A.
Belo	Buy	655	1.18	June 20, 2014	6,895

JPMorgan Chase Bank, N.A.
Belo	Buy	1,900	1.30	June 20, 2014	7,448

Banc America Securities, LLC
Centurytel Inc.	Buy	905	0.88	September 20, 2017	(3,008)

	Net Unrealized Appreciation				$368,787

Morgan Stanley Variable Investment Series - High Yield

Portfolio of Investments September 30, 2007 (unaudited)

PRINCIPAL
AMOUNT IN		COUPON		MATURITY
THOUSANDS		RATE		DATE	VALUE
	Corporate Bonds (93.8%)
	Advertising/Marketing Services (2.0%)
$445	Idearc Inc.	8.00%		11/15/16	$446,113
220	Interpublic Group of Companies, Inc. (The)	6.25		11/15/14	198,000
380	Valassis Communications Inc. - 144A* (a)	8.25		03/01/15	332,500
					976,613
	Aerospace & Defense (0.3%)
125	DEA Aviation Holdings, Inc. - 144A*	11.25		08/01/15	131,250

	Aluminum (1.3%)
665	Novelis, Inc. - 144A* (Canada)	7.25		02/15/15	645,050

	Apparel/Footwear (1.3%)
225	Oxford Industries, Inc.	8.875		06/01/11	228,375
405	Phillips-Van Heusen Corp. (a)	7.25		02/15/11	411,075
					639,450
	Apparel/Footwear Retail (0.7%)
330	Brown Shoe Co., Inc.	8.75		05/01/12	341,550

	Auto Parts: O.E.M. (0.8%)
390	ArvinMeritor, Inc. (a)	8.75		03/01/12	399,750

	Beverages: Alcoholic (0.4%)
210	Constellation Brands Inc. - 144A*	7.25		05/15/17	211,050

	Broadcasting (0.9%)
260	LIN Television Corp.	6.50		05/15/13	254,150
190	Univision Communications Inc. - 144A* (a)	9.75		03/15/15	186,200
					440,350
	Building Products (1.8%)
275	Interface Inc.	9.50		02/01/14	288,750
145	Interface Inc.	10.375		02/01/10	153,700
505	Nortek Inc. (a)	8.50		09/01/14	440,613
					883,063
	Cable/Satellite TV (4.0%)
565	Cablevision Systems Corp. (Series B)	9.82	**	04/01/09	584,775
182	CCH I LLC/CCH I Cap Co.	11.00		10/01/15	185,185
125	CCH II/CCH II	10.25		09/15/10	128,437
100	EchoStar DBS Corp.	6.375		10/01/11	100,750
330	Echostar DBS Corp.	6.625		10/01/14	332,475
85	Intelsat Bermuda Ltd. (Bermuda)	8.886	**	01/15/15	86,275
45	Intelsat Sub holdings Co. Ltd. (Bermuda)	8.25		01/15/13	45,900
440	Intelsat Sub holdings Co. Ltd. (Bermuda)	8.625		01/15/15	451,000
65	NTL Cable PLC (United Kingdom) (a)	8.75		04/15/14	66,950
					1,981,747

	Casino/Gaming (5.6%)
4,485	Aladdin Gaming Holdings/Capital Corp. LLC (Series B) (b) (c) (f)	13.50		03/01/10	0
680	Isle of Capri Casinos	7.00		03/01/14	612,000
555	Las Vegas Sands Corp. (a)	6.375		02/15/15	539,738
845	MGM Mirage Inc.	6.00		10/01/09	842,888
7,210	Resort At Summerlin LP/Ras Co. (Series B) (b) (c) (f)	13.00		12/15/07	0
700	Station Casinos, Inc.	6.00		04/01/12	668,500
85	Station Casinos, Inc.	7.75		08/15/16	84,575
					2,747,701
	Chemicals: Agricultural (0.6%)
295	Terra Capital Inc.	7.00		02/01/17	289,100

	Chemicals: Major Diversified (0.6%)
290	Westlake Chemical Corp.	6.625		01/15/16	276,950

	Chemicals: Specialty (2.2%)
245	Equistar Chemical Funding	10.125		09/01/08	254,187
160	Innophos Holdings Inc. - 144A*	9.50		04/15/12	161,600
270	Innophos, Inc.	8.875		08/15/14	268,650
250	Koppers Holdings, Inc.	9.875	#	11/15/14	215,000
175	Koppers Industry Inc.	9.875		10/15/13	185,938
					1,085,375
	Coal (1.5%)
140	Foundation PA Coal Co.	7.25		08/01/14	137,900
635	Massey Energy Co. - 144A*	6.875		12/15/13	595,313
					733,213
	Containers/Packaging (5.2%)
560	Berry Plastics Holding Corp.	8.875		09/15/14	575,400
260	Berry Plastics Holding Corp. - 144A* (a)	10.25		03/01/16	256,100
155	Graham Packaging Company Inc.	8.50		10/15/12	154,612
415	Graham Packaging Company Inc. (a)	9.875		10/15/14	412,925
430	Graphic Packaging International Corp.	9.50		08/15/13	443,975
400	Owens-Brockway Glass Containers Corp.	8.75		11/15/12	418,500
285	Owens-Illinois, Inc. (a)	7.50		05/15/10	288,563
					2,550,075
	Data Processing Services (0.7%)
345	Sungard Data Systems Inc.	9.125		08/15/13	360,525

	Drugstore Chains (0.6%)
300	Rite Aid Corp.	8.125		05/01/10	302,250

	Electric Utilities (4.3%)
370	AES Corp. (The) (a)	7.75		03/01/14	377,400
42	AES Corp. (The)	8.875		02/15/11	44,047
54	AES Corp. (The)	9.375		09/15/10	57,240
150	AES Corp. (The) - 144A*	9.00		05/15/15	158,250
285	Intergen NV - 144A* (Netherlands)	9.00		06/30/17	300,675
275	IPALCO Enterprises, Inc.	8.375		11/14/08	281,875
115	IPALCO Enterprises, Inc.	8.625		11/14/11	122,188
200	Nevada Power Co.	8.25		06/01/11	218,336
303	PSEG Energy Holdings Inc.	8.625		02/15/08	306,094

	265	Reliant Energy Inc. (a)	7.875	06/15/17	267,981
					2,134,086
		Electrical Products (1.3%)
	120	Balder Electric Co.	8.625	02/15/17	126,000
	526	Ormat Funding Corp.	8.25	12/30/20	537,252
					663,252
		Environmental Services (1.3%)
	280	Allied Waste North America, Inc.	5.75	02/15/11	276,500
	355	Allied Waste North America, Inc.	7.875	04/15/13	368,312
					644,812
		Finance/Rental/Leasing (3.1%)
	75	Capmark Financial Group Inc. - 144A*	5.875	05/10/12	68,371
	35	Capmark Financial Group Inc. - 144A* (a)	6.30	05/10/17	30,513
	455	Ford Motor Credit	7.00	10/01/13	411,669
	415	Ford Motor Credit Co.	7.25	10/25/11	389,234
	380	Ford Motor Credit Corp.	5.80	01/12/09	367,138
	190	Residential Capital Corp.	6.375	06/30/10	157,792
	130	Residential Capital LLC	6.50	04/17/13	105,087
					1,529,804
		Financial Conglomerates (2.1%)
	460	General Motors Acceptance Corp. (a)	4.375	12/10/07	457,783
	600	General Motors Acceptance Corp.	6.875	09/15/11	571,480
					1,029,263
		Food Retail (1.4%)
	174	CA FM Lease Trust - 144A*	8.50	07/15/17	189,075
	125	Delhaize America, Inc.	9.00	04/15/31	149,535
	210	Supervalu Inc.	7.50	05/15/12	218,554
	120	Supervalu Inc.	7.50	11/15/14	122,700
					679,864
		Food: Meat/Fish/Dairy (2.8%)
	290	Michael Foods Inc. (Series B)	8.00	11/15/13	291,450
	440	Pilgrim’s Pride Corp.	7.625	05/01/15	448,800
	75	Smithfield Foods Inc.	7.75	05/15/13	76,875
	535	Smithfield Foods, Inc. (Series B)	8.00	10/15/09	555,063
					1,372,188
		Forest Products (1.0%)
	220	Crown Americas, Inc. - 144A*	7.625	11/15/13	226,875
EUR	200	Crown Euro Holdings SA (France)	6.25	09/01/11	290,272
					517,147
		Gas Distributors (0.6%)
$285		DYNEGY Holdings Inc. - 144A *	7.75	06/01/19	273,956

		Home Furnishings (0.7%)
	355	Jarden Corp.	7.50	05/01/17	345,238

		Hospital/Nursing Management (3.5%)
	260	Community Health Systems - 144A*	8.875	07/15/15	268,450
	385	HCA, Inc	6.25	02/15/13	341,687
	255	HCA, Inc.	5.75	03/15/14	214,519
	150	HCA, Inc. (a)	6.50	02/15/16	128,250
	200	HCA, Inc.	8.70	02/10/10	204,105
	90	HCA, Inc.	8.75	09/01/10	91,350

15	HCA, Inc. - 144A*	9.125		11/15/14	15,862
210	Sun Healthcare Group Inc. - 144A*	9.125		04/15/15	215,250
165	Tenet Healthcare Corp.	7.375		02/01/13	140,663
130	Tenet Healthcare Corp. (a)	9.875		07/01/14	119,600
					1,739,736
	Industrial Machinery (0.2%)
100	Goodman Global Holding Company, Inc. (Series B)	8.36	**	06/15/12	99,250

	Industrial Specialties (1.5%)
560	Johnsondiversy, Inc.	9.625		05/15/12	571,200
180	UCAR Finance, Inc.	10.25		02/15/12	188,550
					759,750
	Integrated Oil (0.2%)
90	Cimarex Energy Co.	7.125		05/01/17	89,775

	Media Conglomerates (1.2%)
581	Canwest Media Inc. (Canada)	8.00		09/15/12	572,286

	Medical Specialties (1.2%)
520	Fisher Scientific International, Inc.	6.125		07/01/15	511,290
65	Invacare Corp. - 144A*	9.75		02/15/15	65,325
					576,615
	Medical/Nursing Services (3.2%)
330	DaVita Inc.	6.625		03/15/13	329,175
370	FMC Finance III SA 144A*	6.875		07/15/17	370,000
755	Fresenius Medical Care Capital Trust	7.875		06/15/11	787,087
95	Fresenius Medical Care Capital Trust II	7.875		02/01/08	95,475
					1,581,737
	Metal Fabrications (0.9%)
460	Hexcell Corp. (a)	6.75		02/01/15	456,550

	Miscellaneous Commercial Services (1.0%)
505	Iron Mountain Inc.	8.625		04/01/13	513,838

	Miscellaneous Manufacturing (0.5%)
320	Propex Fabrics Inc.	10.00		12/01/12	244,800

	Motor Vehicles (0.7%)
175	General Motors Corp. (a)	7.125		07/15/13	161,000
215	General Motors Corp. (a)	8.375		07/15/33	189,469
					350,469
	Oil & Gas Pipelines (3.8%)
670	Colorado Interstate Gas Co.	6.80		11/15/15	696,943
375	Pacific Energy Partners/Finance	7.125		06/15/14	384,913
735	Williams Companies, Inc. (The)	7.875		09/01/21	802,988
					1,884,844
	Oil & Gas Production (6.3%)
70	Chaparral Energy Inc. - 144A*	8.875		02/01/17	65,975
485	Chaparral Energy, Inc.	8.50		12/01/15	457,112
565	Chesapeake Energy Corp.	7.50		09/15/13	583,362
60	Chesapeake Energy Corp.	7.625		07/15/13	63,000
28	Chesapeake Energy Corp. (a)	7.75		01/15/15	28,945

620	Hilcorp Energy/Finance - 144A*	7.75	11/01/15	609,150
345	Husky Oil Ltd. (Canada)	8.90	08/15/28	356,880
250	Opti Canada Inc. - 144A* (Canada)	8.25	12/15/14	253,125
410	Pogo Producing Co. (a)	6.875	10/01/17	414,100
265	Sandridge Energy	8.625	04/01/15	262,350
				3,093,999
	Oilfield Services/Equipment (0.4%)
205	CIE Gener de Geophysique S.A. (France)	7.50	05/15/15	212,175

	Other Transportation (1.3%)
650	CHC Helicopter Corp. (Canada)	7.375	05/01/14	620,750

	Pharmaceuticals: Major (0.6%)
260	Warner Chilcott Corp.	8.75	02/01/15	270,400

	Precious Metals (0.5%)
240	Freeport-Mcmorgan C & G	8.375	04/01/17	262,800

	Publishing: Books/Magazines (1.6%)
206	Dex Media East/Finance	12.125	11/15/12	220,420
327	Dex Media West/Finance	9.875	08/15/13	349,481
215	PGS Solutions Inc. - 144A*	9.625	02/15/15	201,563
				771,464
	Pulp & Paper (0.9%)
340	Georgia Pacific Corp. - 144A*	7.125	01/15/17	330,650
110	Glatfelter P.H. - 144A*	7.125	05/01/16	110,000
				440,650
	Real Estate Development (0.2%)
140	Realogy Corp. - 144A* (a)	10.50	04/15/14	119,700

	Real Estate Investment Trusts (1.5%)
390	Host Marriott LP	6.375	03/15/15	383,175
335	Host Marriott LP	7.125	11/01/13	339,187
				722,362
	Restaurants (0.5%)
75	Aramark Corp. - 144A*	8.50	02/01/15	76,875
25	Aramark Corp. - 144A*	8.856	02/01/15	25,375
165	Aramark Services Inc.	5.00	06/01/12	146,437
				248,687
	Semiconductors (0.7%)
365	Freescale Semiconductor - 144A*	8.875	12/15/14	354,050

	Services to the Health Industry (1.4%)
270	National Mentor Holdings Inc.	11.25	07/01/14	286,200
345	Omnicare Inc.	6.75	12/15/13	323,438
70	Omnicare Inc.	6.875	12/15/15	65,100
				674,738
	Specialty Stores (3.1%)
150	Asbury Automotive Group - 144A*	7.625	03/15/17	138,750
580	Petro Stopping Centers LP/Petro Financial Corp.	9.00	02/15/12	609,000
520	Sonic Automotive, Inc.	8.625	08/15/13	516,100

	280	United Auto Group	7.75		12/15/16	269,500
						1,533,350
		Specialty Telecommunications (2.6%)
	320	American Tower Corp.	7.125		10/15/12	328,800
	310	American Tower Corp.	7.50		05/01/12	320,075
	125	Citizens Communications	6.25		01/15/13	122,500
	98	Panamsat Corp.	9.00		08/15/14	101,430
	296	Qwest Communications International	8.86	**	02/15/09	300,440
	125	Winstream Corp.	8.125		08/01/13	132,188
						1,305,433
		Telecommunications (1.6%)
	357	Axtel SA (Mexico)	11.00		12/15/13	388,594
	615	Exodus Communications, Inc. (b) (c) (f)	11.625		07/15/10	0
	135	Nordic Tel Company - 144A* (Denmark)	8.875		05/01/16	143,100
	4,679	Rhythms Netconnections, Inc. (b) (c) (f)	12.75		04/15/09	0
EUR	110	TDC AS (Denmark)	6.50		04/19/12	156,198
$100		U.S. West Communications Corp.	5.625		11/15/08	100,375
						788,267
		Tobacco (0.6%)
	295	Reynolds American Inc.	6.50		07/15/10	304,213

		Water Utilities (1.4%)
	275	Nalco Co.	7.75		11/15/11	281,875
	385	Nalco Co.	8.875		11/15/13	406,175
						688,050
		Wholesale Distributors (0.9%)
	440	RBS Global & Rexnold Corp.	9.50		08/01/14	457,600

		Wireless Telecommunications (0.7%)
	300	Wind Acquisition Finance SA - 144A* (Luxembourg)	10.75		12/01/15	333,750

		Total Corporate Bonds (Cost $62,997,395)				46,256,760

	NUMBER OF
	SHARES
		Common Stocks (0.1%)
		Casino/Gaming (0.0%)
	2,000	Fitzgeralds Gaming Corp. + (e) (f)				0

		Food: Specialty/Candy (d)(e)(f) (0.0%)
	436	SFAC New Holdings Inc.				0
	2,375	SFAC New Holdings Inc. ++				0
						0
		Internet Software/Services (0.0%)
	486	Neon Communications Group Inc.				2,381

		Restaurants (d) (e)(f) (0.1%)
	3,374	American Restaurant Group Holdings, Inc.				26,992
	92,158	Catalina Restaurant Group (escrow)				922
						27,914

	Specialty Telecommunications (d) (e) (0.0%)
12,688	Birch Telecom Inc. +++ (f)	127
131,683	PFB Telecom NV (Series B) (f)	0
565	XO Holdings, Inc.	1,921
		2,048
	Telecommunications (0.0%)
2,251	Viatel Holdings Bermuda Ltd. (ADR) (Bermuda) (d) (e)	12

	Textiles (0.0%)
298,461	U.S. Leather, Inc. (d) (e)	0

	Wireless Telecommunications (d) (0.0%)
521	USA Mobility, Inc. (a)	8,789
38,444	Vast Solutions, Inc. (Class B1) (e) (f)	0
38,444	Vast Solutions, Inc. (Class B2) (e) (f)	0
38,444	Vast Solutions, Inc. (Class B3) (e) (f)	0
		8,789
	Total Common Stocks (Cost $41,771,973)	41,144

PRINCIPAL
AMOUNT IN			COUPON	MATURITY
THOUSANDS			RATE	DATE
		Convertible Bond (0.7%)
		Telecommunication Equipment
$370		Nortel Networks Corp. (Canada) (Cost $365,584)	4.25%	09/01/08	364,913

		Foreign Government Obligation (0.5%)
MXN	2,360	Mexican Fixed Rate Bonds (Series M20) (Cost $240,273)	9.50	12/18/14	235,375

NUMBER OF		EXPIRATION
SHARES		DATE
	Warrants (e) (0.0%)
	Casino/Gaming (f) (0.0%)
83,500	Aladdin Gaming Enterprises, Inc. - 144A*	03/01/10	0
6,000	Resort At Summerlin LP - 144A*	12/15/07	0
			0
	Personnel Services (0.0%)
42,250	Comforce Corp. - 144A* (f)	12/01/09	0

	Specialty Telecommunications (d) (0.0%)
1,132	XO Holdings, Inc. (Series A)	01/16/10	498
849	XO Holdings, Inc. (Series B)	01/16/10	212
849	XO Holdings, Inc. (Series C)	01/16/10	127
			837
	Total Warrants (Cost $128,464)		837

PRINCIPAL
AMOUNT IN
THOUSANDS
	Short-Term Investments (14.8%)
$5,727	Security Purchased From Securities Lending Collateral (11.6%)
	The Bank of New York Institutional Cash Reserve Fund (Cost $5,726,729 )	5,726,729

NUMBER OF
SHARES (000)
	Investment Company (g) (3.2%)
1,606	Morgan Stanley Institutional Liquidity Money Market
	Portfolio - Institutional Class (Cost $1,605,802)		1,605,802

	Total Short-Term Investments (Cost $7,332,531)		7,332,531

	Total Investments (Cost $112,836,220) (h)	109.9%	54,231,560

	Liabilities in Excess of Other Assets	(9.9)	(4,900,880)

	Net Assets	100.0%	$49,330,680

*	Resale is restricted to qualified institutional investors.
**	Floating rate security. Rate shown is the rate in effect at September 30, 2007.
+	Resale is restricted, acquired (12/22/98) at a cost basis of $9,020.
++	Resale is restricted, acquired (06/10/99) at a cost basis of $24.
+++	Resale is restricted, acquired (between 03/06/98 and 08/25/98) at a cost basic of $6,473,685.
#	Currently a zero coupon bond and is scheduled to pay interest at the rate shown at a future specified date.
(a)

As of September 30, 2007 all or a portion of this security with a total value of $5,535,929 was on loan and secured by collateral of $5,726,729 which was received as cash and subsequently invested in the Bank of New York Institutional Cash Reserve Fund as reported in the portfolio of investments.

(b)	Issuer in bankruptcy.
(c)	Non-income producing security; bond in default.
(d)	Acquired through exchange offer.
(e)	Non-income producing securities.
(f)	Securities with total market value equal to $28,041 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.
(g)

The Fund invests in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment Advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class . Income distributions earned by the Fund totaled $18,967, for the period ended September 30, 2007.

(h)

The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $756,290 and the aggregate gross unrealized depreciation is $59,360,950, resulting in netunrealized depreciation of $58,604,660.

FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT SEPTEMBER 30, 2007:

CONTRACTS		IN	DELIVERY	UNREALIZED
TO DELIVER		EXCHANGE FOR	DATE	APPRECIATION

EUR	333,000	$455,544	10/31/07	$(29,837)

Currency Abbreviations:

EUR	Euro
MXN	Mexican New Peso

CREDIT DEFAULT SWAP CONTRACTS OPEN AT SEPTEMBER 30, 2007:

		NOTIONAL
SWAP COUNTERPARTY AND	BUY/SELL	AMOUNT	PAY/RECEIVE	TERMINATION	UNREALIZED
REFERENCE OBLIGATION	PROTECTION	(000’S)	FIXED RATE	DATE	APPRECIATION

JPMorgan Securities Inc.
DJ CDX NA HY8	Buy	$1,535	2.75%	June 20, 2012	$61,670

JPMorgan Chase & Co.
Belo Corp.	Buy	280	1.30	June 20, 2014	1,098

JPMorgan Chase & Co.
Belo Corp.	Buy	100	1.18	June 20, 2014	1,052

	Total Unrealized Appreciation				$63,820

Morgan Stanley Variable Investment Series - Utilities

Portfolio of Investments September 30, 2007 (unaudited)

NUMBER OF
SHARES		VALUE
	Common Stocks (100.4%)
	Electric Utilities (63.4%)
209,000	AES Corp. (The)*	$4,188,360
77,700	Allegheny Energy, Inc.*	4,060,602
45,000	Ameren Corp. (a)	2,362,500
95,000	American Electric Power Co., Inc.	4,377,600
51,000	Consolidated Edison, Inc.	2,361,300
50,000	Constellation Energy Group, Inc.	4,289,500
30,000	Covanta Holding Corp.* (a)	735,300
55,400	Dominion Resources, Inc. (a)	4,670,220
71,000	DPL, Inc.	1,864,460
35,000	DTE Energy Co. (a)	1,695,400
161,432	Duke Energy Corp. (a)	3,017,164
98,000	Edison International	5,434,100
49,000	Entergy Corp.	5,306,210
83,000	Exelon Corp.	6,254,880
80,000	FirstEnergy Corp.	5,067,200
87,700	FPL Group, Inc.	5,339,176
58,000	Mirant Corp.*	2,359,440
133,000	NRG Energy, Inc.* (a)	5,624,570
65,000	NSTAR	2,262,650
105,000	PG&E Corp.	5,019,000
31,000	Pinnacle West Capital Corp. (a)	1,224,810
115,100	PPL Corp.	5,329,130
65,000	Public Service Enterprise Group Inc.	5,719,350
70,000	Reliant Energy, Inc.* (a)	1,792,000
83,000	SCANA Corp.	3,215,420
108,000	Southern Co. (The) (a)	3,918,240
73,000	TXU Corp.	4,998,310
57,000	Wisconsin Energy Corp.	2,566,710
		105,053,602
	Energy (17.8%)
84,400	AGL Resources, Inc.	3,343,928
120,861	Dynegy, Inc. (Class A)* (a)	1,116,755
63,000	Equitable Resources, Inc.	3,267,810
109,000	MDU Resources Group, Inc.	3,034,560
47,000	New Jersey Resources Corp.	2,330,730
19,000	Peabody Energy Corp. (a)	909,530
71,600	Questar Corp.	3,761,148
88,000	Sempra Energy (a)	5,114,560
77,716	Spectra Energy Corp.	1,902,488
138,000	Williams Companies, Inc. (The)	4,700,280
		29,481,789
	Telecommunications (19.2%)
47,932	ALLTEL Corp.	3,339,902
40,000	America Movil SAB de C.V. (Series L) (ADR) (Mexico)	2,560,000
154,221	AT&T Inc.	6,525,090
44,000	Citizens Communications Co. (a)	630,080
70,000	Crown Castle International Corp.* (a)	2,844,100
13,000	NII Holdings Inc.* (a)	1,067,950
70,000	Rogers Communications, Inc. (Class B) (Canada)	3,187,100
37,860	Telefonica S.A. (ADR) (Spain)	3,171,911
81,000	Telefonos de Mexico SAB de C.V. (Series L) (ADR) (Mexico) (a)	2,662,470
97,120	Verizon Communications, Inc.	4,300,474
107,965	Windstream Corp.	1,524,466
		31,813,543
	Total Common Stocks (Cost $79,989,812)	166,348,934

PRINCIPAL
AMOUNT IN
THOUSANDS
	Short-Term Investment (14.2%)
	Security Purchased from Securities Lending Collateral (a)
$23,635	The Bank of New York Institutional Cash Reserve Fund (Cost $23,635,136)		23,635,136

	Total Investments (Cost $103,624,948) (b)	114.6%	189,984,070

	Liabilities in Excess of Other Assets	(14.6)	(24,226,740)

	Net Assets	100.0%	$165,757,330

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)

As of September 30, 2007, all or portion of this security with a total value of $22,812,201 was on loan and secured by collateral of $23,635,136 which was received as cash and subsequently invested in the Bank of New York Institutional Cash Reserve Fund as reported in the portfoliio of investments.

(b)

The aggregate cost for federal income tax purposes approximates the aggregate cost for  book purposes. The aggregate gross unrealized appreciation is $86,373,631 and the aggregate gross unrealized depreciation is $14,509, resulting in net unrealized appreciation of $86,359,122.

Morgan Stanley Variable Investment Series - Income Builder

Portfolio of Investments September 30, 2007 (unaudited)

NUMBER OF
SHARES		VALUE
	Common Stocks (65.2%)
	Aerospace & Defense (1.0%)
10,210	Raytheon Co.	$651,602

	Beverages: Non-Alcoholic (1.3%)
15,690	Coca-Cola Co. (The)	901,704

	Cable/Satellite TV (0.9%)
25,299	Comcast Corp. (Class A)*	611,730

	Chemicals: Major Diversified (2.6%)
18,860	Bayer AG (ADR) (Germany)	1,493,972
4,860	E.I. du Pont de Nemours & Co.	240,862
		1,734,834
	Computer Communications (0.5%)
9,500	Cisco Systems, Inc.*	314,545

	Computer Processing Hardware (0.3%)
3,951	Hewlett-Packard Co.	196,720

	Discount Stores (1.8%)
27,480	Wal-Mart Stores, Inc.	1,199,502

	Drugstore Chains (0.1%)
23,750	Rite Aid Corp.*	109,725

	Electric Utilities (3.3%)
18,480	American Electric Power Co., Inc.	851,558
8,353	Entergy Corp.	904,546
7,530	FirstEnergy Corp.	476,950
		2,233,054
	Finance/Rental/Leasing (1.4%)
16,470	Freddie Mac	971,895

	Financial Conglomerates (3.4%)
22,581	Citigroup, Inc. (Note 4)	1,053,855
27,738	JPMorgan Chase & Co.	1,270,955
		2,324,810
	Food: Major Diversified (2.3%)
9,020	ConAgra Foods Inc.	235,693
15,638	Kraft Foods Inc. (Class A)	539,667
25,100	Unilever N.V. (NY Registered Shares) (Netherlands)	774,335
		1,549,695
	Food: Specialty/Candy (0.8%)
12,370	Cadbury Schweppes PLC (ADR) (United Kingdom)	575,452

	Home Furnishings (0.2%)
4,300	Newell Rubbermaid, Inc.	123,926

	Home Improvement Chains (0.6%)
12,500	Home Depot, Inc. (The)	405,500

	Hotels/Resorts/Cruiselines (3.0%)
44,444	Hilton Hotels Corp.	2,066,201

	Household/Personal Care (1.5%)
6,050	Estee Lauder Companies, Inc. (The) (Class A)	256,883
3,220	Kimberly-Clark Corp.	226,237
7,510	Procter & Gamble Co. (The)	528,253
		1,011,373
	Industrial Conglomerates (3.7%)
30,430	General Electric Co.	1,259,802
6,730	Siemens AG (ADR) (Germany)	923,693
8,490	Tyco International Ltd. (Bermuda)	376,447
		2,559,942
	Insurance Brokers/Services (1.3%)
35,535	Marsh & McLennan Companies, Inc.	906,143

	Integrated Oil (3.1%)
8,158	ConocoPhillips	716,028
5,780	Exxon Mobil Corp.	534,997
10,290	Royal Dutch Shell PLC (ADR) (Class A) (United Kingdom)	845,632
		2,096,657
	Internet Software/Services (0.9%)
21,664	Yahoo! Inc.*	581,462

	Investment Banks/Brokers (0.6%)
17,873	Charles Schwab Corp. (The)	386,057

	Life/Health Insurance (0.3%)
10,830	Aegon N.V. (NY Registered Shares) (Netherlands)	206,095

	Major Banks (1.2%)
8,501	Bank of America Corp.	427,345
5,920	PNC Financial Services Group, Inc.	403,152
		830,497
	Major Telecommunications (3.6%)
4,366	Embarq Corp.	242,750
12,640	France Telecom S.A. (ADR) (France)	422,682
32,387	Sprint Nextel Corp.	615,353
27,184	Verizon Communications, Inc.	1,203,708
		2,484,493
	Managed Health Care (0.5%)
6,920	CIGNA Corp.	368,767

	Media Conglomerates (2.9%)
60,598	Time Warner, Inc.	1,112,579
21,980	Viacom Inc. (Class B)*	856,561
		1,969,140

	Medical Specialties (1.2%)
5,920	Applera Corp. - Applied Biosystems Group	205,069
21,870	Boston Scientific Corp.*	305,086
6,690	Covidien Ltd.	277,635
		787,790
	Motor Vehicles (0.4%)
9,050	Honda Motor Co., Ltd. (ADR) (Japan)	301,908

	Multi-Line Insurance (0.7%)
4,860	Hartford Financial Services Group, Inc. (The)	449,793

	Oil & Gas Pipelines (0.4%)
7,870	Williams Companies, Inc. (The)	268,052

	Oil & Gas Production (1.1%)
2,050	Devon Energy Corp.	170,560
9,070	Occidental Petroleum Corp.	581,206
		751,766
	Oilfield Services/Equipment (1.0%)
6,710	Schlumberger Ltd. (Netherlands Antilles)	704,550

	Other Consumer Specialties (0.2%)
1,348	Fortune Brands, Inc.	109,848

	Packaged Software (0.8%)
27,100	Symantec Corp.*	525,198

	Pharmaceuticals: Major (9.2%)
19,810	Abbott Laboratories	1,062,212
32,130	Bristol-Myers Squibb Co.	925,987
16,140	Eli Lilly & Co.	918,850
2,700	Novartis AG (ADR) (Switzerland)	148,392
14,570	Pfizer, Inc.	355,945
6,330	Roche Holdings AG (ADR) (Switzerland)	571,124
3,890	Sanofi-Aventis (ADR) (France)	165,014
44,820	Schering-Plough Corp.	1,417,657
15,890	Wyeth	707,900
		6,273,081
	Precious Metals (0.8%)
11,660	Newmont Mining Corp.	521,552

	Property - Casualty Insurers (2.7%)
12,360	Chubb Corp. (The)	662,990
15,273	Travelers Companies, Inc. (The)	768,843
5,520	XL Capital Ltd. (Class A) (Cayman Islands)	437,184
		1,869,017
	Regional Banks (0.4%)
8,412	Fifth Third Bancorp	284,998

	Restaurants (0.3%)
3,930	McDonald’s Corp.	214,067

	Semiconductors (0.9%)
14,599	Intel Corp.			377,530
22,920	Micron Technology, Inc.*			254,412
				631,942
	Specialty Stores (0.4%)
11,642	Office Depot, Inc.*			240,058

	Telecommunication Equipment (0.9%)
61,140	Alcatel-Lucent (ADR) (France)			622,405

	Tobacco (0.8%)
8,120	Altria Group, Inc.			564,584

	Total Common Stocks (Cost $36,280,359)			44,492,130

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE
	Convertible Bonds (14.3%)
	Beverages: Alcoholic (2.0%)
$1,200	Molson Coors Brewing Co.	2.50%	07/30/13	1,341,000

	Electric Utilities (0.9%)
173	PG&E Corp.	9.50	06/30/10	594,688

	Electronic Components (1.4%)
1,000	Solectron Corp. (Series B)	.50	02/15/34	985,000

	Electronic Production Equipment (1.6%)
1,100	Veeco Instruments, Inc.	4.125	12/21/08	1,094,500

	Household/Personal Care (2.3%)
1,000	Church & Dwight Co., Inc. - 144A**	5.25	08/15/33	1,552,500

	Internet Retail (1.6%)
901	Amazon.com, Inc.	4.75	02/01/09	1,113,861

	Media Conglomerates (1.9%)
1,080	Walt Disney Co. (The)	2.125	04/15/23	1,321,650

	Semiconductors (2.6%)
1,450	Intel Corp. - 144A**	2.95	12/15/35	1,508,000
282	Skyworks Solutions, Inc.	4.75	11/15/07	286,583
				1,794,583
	Total Convertible Bonds (Cost $8,423,605)			9,797,782

	Corporate Bonds (10.7%)
	Broadcasting (1.8%)
1,200	Clear Channel Communications, Inc.	8.00	11/01/08	1,219,781

	Building Products (1.8%)
1,200	American Standard, Inc.	8.25	06/01/09	1,262,444

	Home Building (1.7%)
1,200	Toll Corp.	8.25	02/01/11	1,164,000

	Hotels/Resorts/Cruiselines (3.1%)
2,000	Starwood Hotels & Resorts Worldwide, Inc.	7.875	05/01/12	2,136,348

	Industrial Specialties (2.2%)
1,500	Buckeye Technologies Inc.	8.50	10/01/13	1,522,500

	Total Corporate Bonds (Cost $7,610,625)			7,305,073

NUMBER OF
SHARES
	Convertible Preferred Stocks (8.3%)
	Drugstore Chains (1.5%)
40,000	Rite Aid Corp. $1.375	1,014,000

	Financial Conglomerates (1.1%)
27,000	Citigroup Funding Inc. (Series GNW) $1.442	756,000

	Investment Banks/Brokers (1.5%)
38,000	Lehman Brothers Holdings Inc. (Series GIS) $1.5625	1,008,900

	Life/Health Insurance (2.2%)
44,000	MetLife, Inc. $1.5938	1,509,200

	Real Estate Investment Trusts (0.6%)
9,000	Equity Residential Properties Trust (Series E) $1.75	423,360

	Telecommunication Equipment (1.4%)
1,000	Lucent Technologies Capital Trust I $77.50	960,000

	Total Convertible Preferred Stocks (Cost $5,510,340)	5,671,460

	Investment Trusts/Mutual Funds (0.5%)
23,610	iShares MSCI Japan Index Fund (Cost $345,515)	338,567

NUMBER OF
SHARES (000)
	Short-Term Investment (1.1%)
	Investment Company
$741	Morgan Stanley Institutional Liquidity Money Market
	Portfolio - Institutional Class
	(Cost $740,907)	740,907

Total Investments
(Cost $58,911,351)	100.1%	68,345,919

Liabilities in Excess of Other Assets	(0.1)	(62,126)

Net Assets	100.0%	$68,283,793

ADR	American Depositary Receipt.
*	Non-income producing security.
**	Resale is restricted to qualified institutional investors.
(a)

The Fund invests in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class. Income distributions earned by the Fund totaled $28,775, for the period ended September 30, 2007.

(b)

The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $11,816,713 and the aggregate gross unrealized depreciation is $2,382,145, resulting in net unrealized appreciation of $9,434,568.

Morgan Stanley Variable Investment Series - Dividend Growth

Portfolio of Investments September 30, 2007 (unaudited)

NUMBER OF
SHARES		VALUE
	Common Stocks (99.2%)
	Aerospace & Defense (3.6%)
66,963	Boeing Co. (The)	$7,030,445
122,626	Northrop Grumman Corp.	9,564,828
45,600	Raytheon Co.	2,910,192
		19,505,465
	Aluminum (1.7%)
236,300	Alcoa, Inc.	9,244,056

	Apparel/Footwear (0.7%)
50,049	V.F. Corp.	4,041,457

	Beverages: Alcoholic (0.5%)
31,838	Diageo PLC (ADR) (United Kingdom)	2,793,148

	Beverages: Non-Alcoholic (3.8%)
280,351	PepsiCo, Inc.	20,538,514

	Chemicals: Agricultural (1.0%)
64,638	Monsanto Co.	5,542,062

	Computer Communications (2.9%)
468,347	Cisco Systems, Inc.*	15,506,969

	Computer Peripherals (2.4%)
617,229	EMC Corp.*	12,838,363

	Computer Processing Hardware (1.1%)
218,429	Dell Inc.*	6,028,640

	Contract Drilling (1.0%)
169,000	Nabors Industries, Ltd. (Bermuda)*	5,200,130

	Data Processing Services (1.8%)
210,227	Automatic Data Processing, Inc.	9,655,726

	Department Stores (0.6%)
106,550	Macy’s, Inc.	3,443,696

	Discount Stores (1.7%)
145,444	Target Corp.	9,245,875

	Drugstore Chains (1.8%)
185,237	CVS Caremark Corp.	7,340,942

485,700	Rite Aid Corp.*	2,243,934
		9,584,876

	Electric Utilities (1.6%)
113,083	Exelon Corp.	8,521,935

	Electronic Production Equipment (0.8%)
213,700	Applied Materials, Inc.	4,423,590

	Financial Conglomerates (8.2%)
132,547	American Express Co.	7,869,315
277,745	Citigroup, Inc.	12,962,359
271,712	JPMorgan Chase & Co.	12,449,844
108,965	Prudential Financial, Inc.	10,632,805
5,058	UBS AG (Switzerland)	269,338
		44,183,661
	Food: Major Diversified (0.7%)
113,848	Kraft Foods Inc. (Class A)	3,928,894

	Home Improvement Chains (0.5%)
75,600	Home Depot, Inc. (The)	2,452,464

	Household/Personal Care (3.6%)
277,924	Procter & Gamble Co. (The)	19,549,174

	Industrial Conglomerates (8.3%)
83,700	3M Co.	7,832,646
437,507	General Electric Co.	18,112,790
233,079	United Technologies Corp.	18,758,198
		44,703,634
	Information Technology Services (1.5%)
201,213	Accenture Ltd. (Class A) (Bermuda)	8,098,823

	Integrated Oil (4.1%)
238,473	Exxon Mobil Corp.	22,073,061

	Internet Software/Services (0.5%)
5,091	Google Inc. (Class A)*	2,887,972

	Investment Banks/Brokers (3.6%)
36,888	Goldman Sachs Group, Inc. (The)	7,995,105
94,200	Lehman Brothers Holdings Inc.	5,814,966
78,294	Merrill Lynch & Co., Inc.	5,580,796
		19,390,867
	Life/Health Insurance (1.0%)
39,142	Lincoln National Corp.	2,582,198
44,655	MetLife, Inc.	3,113,793
		5,695,991
	Major Banks (2.1%)
258,687	Bank of New York Mellon Corp.	11,418,444

	Major Telecommunications (3.0%)
206,100	AT&T Inc.	8,720,091

207,400	Sprint Nextel Corp.	3,940,600
83,500	Verizon Communications, Inc.	3,697,380
		16,358,071
	Media Conglomerates (2.3%)
506,909	Time Warner, Inc.	9,306,849
75,400	Viacom Inc. (Class B)*	2,938,338
		12,245,187
	Medical Specialties (2.7%)
19,506	Alcon, Inc. (Switzerland)	2,807,304
86,355	Covidien Ltd. (Bermuda)	3,583,733
80,600	Medtronic, Inc.	4,546,646
65,495	Thermo Fisher Scientific, Inc.*	3,780,371
		14,718,054
	Multi-Line Insurance (2.1%)
164,217	American International Group, Inc.	11,109,280

	Office Equipment/Supplies (1.3%)
149,406	Pitney Bowes Inc.	6,786,021

	Oil & Gas Production (1.1%)
97,995	XTO Energy, Inc.	6,060,011

	Oilfield Services/Equipment (4.1%)
72,888	Cameron International Corp.*	6,726,834
89,979	Schlumberger Ltd. (Netherlands Antilles)	9,447,795
89,291	Weatherford International Ltd. (Bermuda)*	5,998,569
		22,173,198
	Other Consumer Services (1.6%)
223,303	eBay Inc.*	8,713,283

	Packaged Software (3.8%)
419,687	Microsoft Corp.	12,363,979
385,500	Oracle Corp.*	8,346,075
		20,710,054
	Pharmaceuticals: Major (6.9%)
112,900	Abbott Laboratories	6,053,698
164,535	Johnson & Johnson	10,809,950
413,924	Pfizer, Inc.	10,112,163
227,152	Wyeth	10,119,622
		37,095,433
	Precious Metals (1.2%)
142,600	Newmont Mining Corp.	6,378,498

	Property - Casualty Insurers (1.5%)
99,525	XL Capital Ltd. (Class A) (Cayman Islands)	7,882,380

	Publishing: Newspapers (0.4%)
49,500	Gannett Co., Inc.	2,163,150

	Pulp & Paper (0.8%)
119,200	International Paper Co.	4,275,704

	Semiconductors (2.1%)
448,024	Intel Corp.		11,585,901

	Telecommunication Equipment (0.8%)
220,200	Motorola, Inc.		4,080,306

	Tobacco (2.4%)
188,968	Altria Group, Inc.		13,138,945

	Total Common Stocks (Cost $445,053,038)		535,970,963

NUMBER OF
SHARES (000)
	Short-Term Investment (a) (1.5%)
	Investment Company
8,207	Morgan Stanley Institutional Liquidity Money Market
	Portfolio - Institutional Class (Cost $8,207,790)		8,207,790

	Total Investments (Cost $453,260,828) (b)	100.7%	544,178,753

	Liabilities in Excess of Other Assets	(0.7)	(3,879,814)

	Net Assets	100.0%	$540,298,939

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)

The Fund invests in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class . Income distributions earned by the Fund totaled $99,698, for the period ended September 30, 2007.

(b)

The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $98,969,064 and the aggregate gross unrealized depreciation is $8,051,139, resulting in net unrealized appreciation of $90,917,925.

Morgan Stanley Variable Investment Series - Global Dividend Growth

Portfolio of Investments September 30, 2007 (unaudited)

NUMBER OF
SHARES		VALUE
	Common Stocks (98.8%)

	Australia (2.0%)
	Beverages: Alcoholic
228,379	Foster’s Group Ltd.	1,323,393

	Construction Materials
160,214	Boral Ltd.	1,022,230

	Food: Major Diversified
920,316	Goodman Fielder Ltd.	2,107,056
	Total Australia	4,452,679

	Bermuda (2.8%)
	Industrial Conglomerates
46,508	Ingersoll - Rand Ltd. (Class A)	2,533,291
34,439	Tyco International Ltd. (Bermuda)	1,527,025
		4,060,316
	Medical Specialties
52,394	Covidien Ltd.	2,174,351
	Total Bermuda	6,234,667

	Cayman Islands (1.5%)
	Property - Casualty Insurers
40,273	XL Capital Ltd. (Class A)	3,189,622

	France (6.8%)
	Construction Materials
20,384	Lafarge S.A.	3,159,079

	Integrated Oil
45,847	Total S.A.	3,728,889

	Major Banks
51,992	BNP Paribas (a)	5,691,145

	Pharmaceuticals: Major
27,866	Sanofi-Aventis	2,360,240
	Total France	14,939,353

	Germany (3.1%)
	Motor Vehicles
37,398	Bayerische Motoren Werke (BMW) AG (a)	2,412,772
42,602	DaimlerChrysler AG (Registered Shares) (a)	4,292,616
	Total Germany	6,705,388

	Ireland (2.2%)
	Food: Specialty/Candy
97,062	Kerry Group PLC (A Shares)	2,879,744

	Major Banks
98,304	Bank of Ireland	1,822,871
	Total Ireland	4,702,615

	Italy (1.1%)
	Integrated Oil
66,564	Eni SpA	2,467,670

	Japan (10.4%)
	Auto Parts: O.E.M.
148,000	Keihin Corp. (a)	2,816,163

	Chemicals: Specialty
85,000	Kuraray Co., Ltd.	1,077,027

	Electrical Products
150,700	Sumitomo Electric Industries, Ltd.	2,401,646

	Electronic Equipment/Instruments
57,100	Canon Inc.	3,117,800

	Household/Personal Care
105,000	Kao Corp.	3,136,376

	Motor Vehicles
221,200	Nissan Motor Co., Ltd.	2,217,201

	Pharmaceuticals: Major
30,300	Takeda Pharmaceutical Co., Ltd.	2,132,056

	Pharmaceuticals: Other
36,000	Astellas Pharma Inc. (a)	1,727,423

	Property - Casualty Insurers
145,000	Mitsui Sumitomo Insurance Co., Ltd.	1,703,431

	Recreational Products
58,100	Sankyo Co., Ltd. (a)	2,352,739
	Total Japan	22,681,862

	Netherlands (4.2%)
	Food: Major Diversified
109,871	Unilever NV (Share Certificates)	3,392,988

	Industrial Conglomerates
24,890	Koninklijke (Royal) Philips Electronics NV	1,123,673

	Life/Health Insurance
150,323	Aegon NV	2,879,670

	Publishing: Books/Magazines
62,034	Wolters Kluwer NV (Share Certificates)	1,842,264
	Total Netherlands	9,238,595

	Norway (1.5%)
	Integrated Oil
97,200	Statoil ASA	3,311,609

	Singapore (0.9%)
	Other Transportation
1,556,000	ComfortDelGro Corp. Ltd.	2,031,523

	South Korea (0.8%)
	Wireless Telecommunications
61,481	SK Telecom Co., Ltd. (ADR) (a)	1,825,986

	Spain (3.6%)
	Major Banks
140,986	Banco Bilbao Vizcaya Argentaria, S.A.	3,306,124

	Major Telecommunications
160,315	Telefonica S.A.	4,488,857
	Total Spain	7,794,981

	Sweden (1.1%)
	Telecommunication Equipment
581,623	Telefonaktiebolaget LM Ericsson (B Shares)	2,328,875

	Switzerland (2.1%)
	Chemicals: Agricultural
10,475	Syngenta AG (Registered Shares) *	2,259,367

	Financial Conglomerates
30,314	UBS AG (Registered Shares)	1,630,709

	Pharmaceuticals: Major
14,691	Novartis AG (Registered Shares)	811,117
	Total Switzerland	4,701,193

	Taiwan (0.6%)
	Major Telecommunications
74,067	Chunghwa Telecom Co., Ltd. (ADR) (a)	1,368,754

	United Kingdom (d) (19.9%)
	Advertising/Marketing Services
225,128	WPP Group PLC	3,048,804

	Aerospace & Defense
312,593	Rolls-Royce Group PLC *	3,341,239

	Financial Conglomerates
735,664	Old Mutual PLC	2,412,431

	Food Retail
652,122	Morrison (W.M.) Supermarkets PLC	3,765,345

	Food: Specialty/Candy
446,840	Cadbury Schweppes PLC	5,182,950

	Integrated Oil
59,256	Royal Dutch Shell PLC (ADR) (Class A)	4,869,658

	Major Banks
257,604	Barclays PLC	3,138,169
329,508	Royal Bank of Scotland Group PLC	3,538,891
		6,677,060
	Pharmaceuticals: Major
174,775	GlaxoSmithKline PLC	4,637,258

	Publishing: Books/Magazines
212,129	Reed Elsevier PLC	2,681,825

	Tobacco
97,862	Imperial Tobacco Group PLC	4,486,399

	Wireless Telecommunications
710,979	Vodafone Group PLC	2,567,104
	Total United Kingdom	43,670,073

	United States (34.2%)
	Aluminum
44,320	Alcoa, Inc.	1,733,798

	Coal
51,080	Peabody Energy Corp.	2,445,200

	Computer Peripherals
149,441	EMC Corp. *	3,108,373

	Computer Processing Hardware
50,392	Hewlett-Packard Co.	2,509,018

	Electric Utilities
24,924	American Electric Power Co., Inc.	1,148,498

25,084	Dominion Resources, Inc.	2,114,581
		3,263,079
	Electronic Distributors
61,074	Arrow Electronics, Inc. *	2,596,867

	Finance/Rental/Leasing
68,333	Freddie Mac	4,032,330

	Financial Conglomerates
76,657	Citigroup, Inc. (Note 4)	3,577,582

	Forest Products
14,536	Weyerhaeuser Co.	1,050,953

	Industrial Machinery
40,500	Illinois Tool Works Inc.	2,415,420

	Information Technology Services
46,753	International Business Machines Corp.	5,507,503

	Insurance Brokers/Services
102,338	Marsh & McLennan Companies, Inc.	2,609,619

	Integrated Oil
47,613	Chevron Corp.	4,455,625

	Investment Banks/Brokers
49,049	Merrill Lynch & Co., Inc.	3,496,213

	Major Banks
68,923	Bank of New York Mellon Corp.	3,042,261

	Major Telecommunications
34,710	AT&T Inc.	1,468,580
50,133	Verizon Communications, Inc.	2,219,889
		3,688,469
	Managed Health Care
86,449	UnitedHealth Group Inc.	4,186,725

	Miscellaneous Manufacturing
48,273	Pentair, Inc.	1,601,698

	Multi-Line Insurance
40,105	American International Group, Inc.	2,713,103

	Pharmaceuticals: Major
113,923	Pfizer, Inc.	2,783,139
80,807	Schering-Plough Corp.	2,555,925
77,297	Wyeth	3,443,581
		8,782,645
	Property - Casualty Insurers
19,404	Travelers Companies, Inc. (The)	976,797

	Tobacco
104,131	Altria Group, Inc.	7,240,228
	Total United States	75,033,506
	Total Common Stocks (Cost $146,492,988)	216,678,951

PRINCIPAL
AMOUNT IN
THOUSANDS
	Short-Term Investments (3.6%)
	Short-Term Debt Securities Held as Collateral on Loaned Securities (3.4%)
$299	AIG-FP Match Funding Corp., 5.73%, 12/17/07 (b)	299,357
214	Alliance & Leister Plc., 5.83%, 09/02/08 (b)	213,821
107	Bancaja, 5.36%, 08/12/08	106,911
107	Bank of New York Co., Inc., 5.82%, 08/08/08 (b)	106,911
107	BASF AG, 5.36%, 08/19/08 (b)	106,900
214	BNP Paribas Mtn., 5.50%, 05/19/08 (b)	213,821
428	Cam US Finance SA Unipersonal, 5.37%, 08/01/08	427,643
214	Canadian Imperial Bank NY, 4.92%, 07/28/08 (b)	213,821
107	CC USA Inc., 4.68%, 01/28/08 (b)	106,818
385	CIT Group Holdings, 5.38%, 06/18/08 (b)	384,878
847	Citigroup Global Markets Inc., 5.26%, 10/01/07	847,435
214	Credit Suisse First Boston, NY, 4.82%, 03/14/08 (b)	213,821
	First Tennessee Bank,
107	5.76%, 08/15/08 (b)	106,911
428	5.77%, 08/15/08 (b)	427,613
	Goldman Sachs Group, Inc.,
107	5.82%, 09/12/08 (b)	106,911
201	5.37%, 11/14/08	200,992
107	HSBC Finance Corp., 5.81%, 08/05/08 (b)	106,911
428	IBM Corp., 5.79%, 08/08/08	427,669
214	Macquarie Bank Ltd., 5.17%, 08/20/08 (b)	213,821
214	Marshall & Ilsley Bank, 5.37%, 12/17/07	214,421
321	Metropolitan Life Global Funding, 5.13%, 08/21/08 (b)	320,732
428	National Rural Utilites Coop., Fin., 5.73% 09/02/08 (b)	427,642
248	Nationwide Building Society, 5.28%, 07/25/08	248,033
428	National Bank of Cananda, 5.66%, 04/02/08 (b)	427,582
513	Societe Generale, N.Y., 5.11%, 12/31/07 (b)	513,131
235	UniCredito Delaware Inc., 5.77% 08/14/08 (b)	235,211
150	Unicredito Italiano Bank (IRE) PLC, 5.84%, 08/08/08 (b)	149,675

	Total Short-Term Debt Securities Held as Collateral on Loaned Securities (Cost $7,369,392)	7,369,392

NUMBER OF
SHARES (000)
	Investment Company (c) (0.2%)
533	Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class (Cost $533,522)		533,522

	Total Short-Term Investments (Cost $7,902,914)		7,902,914

	Total Investments (Cost $154,395,902) (e)	102.4%	224,581,865
	Liabilities in Excess of Other Assets	(2.4)	(5,309,832)
	Net Assets	100.0%	$219,272,033

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	All or portion of security on loan at September 30, 2007. The total value of the loaned securities and related collateral outstanding are $7,071,058 and $7,369,392, respectively.
(b)	Variable/Floating Rate Security - interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on September 30, 2007.
(c)

The Fund invests in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class,an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class. Income distributions earned by the Fund totaled $26,813 for the period ended September 30, 2007.

(d)

At September 30, 2007 Variable Investment Series -Global Dividend Growth’s investments in securities of issuers in the United Kingdom represented 19.9% of the Portfolio’s net assets. These investments, as well as other non-U.S. investments, which involve risks and considerations not present with respect to U.S. securities, may be affected by economic or political developments in these regions.

(e)

The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $71,265,415 and the aggregate gross unrealized depreciation is $1,079,452, resulting in net unrealized appreciation of $70,185,963.

Morgan Stanley Variable Investment Series - Global Dividend Growth
Summary of Investments September 30, 2007 (unaudited)

		PERCENT OF
		TOTAL
INDUSTRY	VALUE	INVESTMENTS

Major Banks	$20,539,461	9.1%
Integrated Oil	18,833,451	8.4
Pharmaceuticals: Major	18,723,316	8.3
Tobacco	11,726,627	5.2
Major Telecommunications	9,546,080	4.2
Motor Vehicles	8,922,589	4.0
Food: Specialty/Candy	8,062,694	3.6
Short-Term Investments	7,902,914	3.5
Financial Conglomerates	7,620,722	3.4
Property - Casualty Insurers	5,869,850	2.6
Information Technology Services	5,507,503	2.5
Food: Major Diversified	5,500,044	2.4
Industrial Conglomerates	5,183,989	2.3
Publishing: Books/Magazines	4,524,089	2.0
Wireless Telecommunications	4,393,090	2.0
Managed Health Care	4,186,725	1.9
Construction Materials	4,181,309	1.9
Finance/Rental/Leasing	4,032,330	1.8
Food Retail	3,765,345	1.7
Investment Banks/Brokers	3,496,213	1.5
Aerospace & Defense	3,341,239	1.5
Electric Utilities	3,263,079	1.4
Household/Personal Care	3,136,376	1.4
Electronic Equipment/Instruments	3,117,800	1.4
Computer Peripherals	3,108,373	1.4
Advertising/Marketing Services	3,048,804	1.4
Life/Health Insurance	2,879,670	1.3
Auto Parts: O.E.M.	2,816,163	1.2
Multi-Line Insurance	2,713,103	1.2
Insurance Brokers/Services	2,609,619	1.2
Electronic Distributors	2,596,867	1.1
Computer Processing Hardware	2,509,018	1.1
Coal	2,445,200	1.1
Industrial Machinery	2,415,420	1.1
Electrical Products	2,401,646	1.1
Recreational Products	2,352,739	1.0
Telecommunication Equipment	2,328,875	1.0
Chemicals: Agricultural	2,259,367	1.0
Medical Specialties	2,174,351	1.0
Other Transportation	2,031,523	0.9
Aluminum	1,733,798	0.8
Pharmaceuticals: Other	1,727,423	0.8
Miscellaneous Manufacturing	1,601,698	0.7
Beverages: Alcoholic	1,323,393	0.6
Chemicals: Specialty	1,077,027	0.5
Forest Products	1,050,953	0.5
	$224,581,865	100.0%

Morgan Stanley Variable Investment Series - European Equity

Portfolio of Investments September 30, 2007 (unaudited)

NUMBER OF
SHARES		VALUE
	Common Stocks (98.2%)
	Austria (0.9%)
	Major Telecommunications
62,323	Telekom Austria AG	$1,631,270

	Belgium (1.4%)
	Other Metals/Minerals
10,635	Umicore	2,542,452

	France (13.2%)
	Construction Materials
21,794	Lafarge S.A.	3,377,598

	Electric Utilities
33,844	Electricite de France (EDF) (a)	3,579,597
63,163	Suez S.A. (a)	3,720,953
		7,300,550
	Electrical Products
24,734	Schneider Electric S.A. (a)	3,125,859

	Major Banks
37,064	BNP Paribas	4,057,097

	Motor Vehicles
13,534	Renault S.A. (a)	1,961,764

	Pharmaceuticals: Major
40,135	Sanofi-Aventis (a)	3,399,420
	Total France	23,222,288

	Germany (13.5%)
	Industrial Conglomerates
28,671	MAN AG	4,173,469
37,857	Siemens AG (Registered Shares) (a)	5,206,605
		9,380,074
	Major Banks
72,699	Commerzbank AG	2,943,982

	Motor Vehicles
43,485	Bayerische Motoren Werke (BMW) AG (a)	2,805,481

	Multi-Line Insurance
19,105	Allianz SE (Registered Shares)	4,465,137

21,071	Muenchener Rueckversicherungss-Gesellschaft AG (Registered Shares)	4,050,603
		8,515,740
	Total Germany	23,645,277

	Greece (3.7%)
	Major Banks
57,269	National Bank of Greece S.A.	3,651,476

	Regional Banks
81,394	EFG Eurobank Ergasias	2,863,036
	Total Greece	6,514,512

	Italy (4.3%)
	Integrated Oil
111,919	Eni SpA (a)	4,149,076

	Major Banks
395,121	UniCredito Italiano SpA	3,381,604
	Total Italy	7,530,680

	Netherlands (3.3%)
	Air Freight/Couriers
60,080	TNT NV	2,519,525

	Publishing: Books/Magazines
108,760	Wolters Kluwer NV (Share Certificates)	3,229,916
	Total Netherlands	5,749,441

	Norway (1.2%)
	Major Telecommunications
101,276	Telenor ASA*	2,028,036

	South Africa (0.0%)
	Pulp & Paper
1	Mondi Ltd.	9

	Spain (4.9%)
	Major Banks
164,562	Banco Bilbao Vizcaya Argentaria, S.A.	3,858,982

	Major Telecommunications
169,760	Telefonica S.A.	4,753,319
	Total Spain	8,612,301

	Sweden (4.1%)
	Industrial Machinery
167,463	Sandvik AB	3,593,097

	Telecommunication Equipment
887,423	Telefonaktiebolaget LM Ericsson (B Shares)	3,553,328
	Total Sweden	7,146,425

	Switzerland (d) (16.6%)
	Financial Conglomerates
68,739	UBS AG (Registered Shares)	3,697,741

	Food: Major Diversified
16,005	Nestle S.A. (Registered Shares)	7,193,104

	Medical Specialties
6,034	Nobel Biocare Holding AG Bearer	1,634,630

	Multi-Line Insurance
10,407	Zurich Financial Services AG (Registered Shares)	3,123,352

	Pharmaceuticals: Major
82,124	Novartis AG (Registered Shares)	4,534,216
25,700	Roche Holding AG	4,662,086
		9,196,302
	Other Consumer Specialties
63,914	Compagnie Financiere Richemont SA (Series A) (Units) †	4,237,317

	Total Switzerland	29,082,446

	United Kingdom (d) (31.1%)
	Aerospace & Defense
352,779	BAE Systems PLC	3,561,491
253,175	Rolls-Royce Group PLC*	2,706,133
		6,267,624
	Food Retail
384,266	Morrison (W.M.) Supermarkets PLC	2,218,747
447,419	Tesco PLC	4,020,390
		6,239,137
	Integrated Oil
204,594	Royal Dutch Shell PLC (A Shares)	8,441,910

	Investment Managers
178,975	Man Group PLC	2,026,525

	Major Banks
225,853	Barclays PLC	2,751,374
321,545	HSBC Holdings PLC	5,949,662
		8,701,036
	Other Metals/Minerals
59,799	Anglo American PLC	4,023,460

	Pharmaceuticals: Major
170,870	GlaxoSmithKline PLC	4,533,647

	Publishing: Books/Magazines
174,451	Reed Elsevier PLC	2,205,484

	Tobacco
103,468	British American Tobacco PLC	3,708,362
61,344	Imperial Tobacco Group PLC	2,812,263
		6,520,625
	Wireless Telecommunications
1,535,954	Vodafone Group PLC	5,545,808

	Total United Kingdom	54,505,256
	Total Common Stocks (Cost $122,148,229)	172,210,393

NUMBER OF
SHARES
	Preferred Stock (1.0%)
	Germany
	Medical Specialties
22,650	Fresenius SE (Cost $1,832,162)	1,763,045

PRINCIPAL
AMOUNT IN
THOUSANDS
	Short-Term Investments (7.5%)
	Short-Term Debt Securities held as Collateral on Loaned Securities (6.8%)
$484	AIG Match Funding Corp., 5.73%, 12/17/07 (b)	483,506
345	Alliance and Leister PLC., 5.83%, 09/02/08 (b)	345,353
173	Bancaja, 5.36%, 08/12/08 (b)	172,676
173	Bank of New York Co., Inc., 5.82%, 08/08/08 (b)	172,676
173	BASF AG, 5.36%, 08/19/08 (b)	172,659
345	BNP Paribas Mtn., 5.50%, 05/19/08 (b)	345,353
691	CAM U.S. Finance SA Unipersonal, 5.37%, 08/01/08 (b)	690,705
345	Canadian Imperial Bank, NY, 4.92%, 07/28/08 (b)	345,353
172	CC U.S.A., Inc., 4.68%, 01/28/08 (b)	172,527
622	CIT Group Holdings, 5.38%, 06/18/08 (b)	621,635
1,369	Citigroup Global Markets, Inc., 5.26%, 10/01/07	1,368,732
345	Credit Suisse First Boston, NY, 4.82%, 03/14/08 (b)	345,353
	First Tennessee Bank,
173	5.76%, 08/15/08 (b)	172,676
691	5.77%, 08/15/08 (b)	690,658
	Goldman Sachs Group, Inc.,
173	5.82%, 09/12/08 (b)	172,676
325	5.37%, 11/14/08 (b)	324,632
173	HSBC Finance Corp., 5.81%, 08/05/08 (b)	172,676
691	IBM Corp., 5.79%, 08/08/08 (b)	690,749
345	Macquarie Bank Ltd., 5.17%, 08/20/08 (b)	345,353
346	Marshall & Ilsley Bank, 5.37%, 12/17/07	346,322
518	Metropolitan Life Global Funding, 5.13%, 08/21/08 (b)	518,029

691	National Rural Utilities Coop., Fin., 5.73%, 09/02/08 (b)		690,705
401	Nationwide Building Society, 5.28%, 07/25/08 (b)		400,609
691	National Bank of Canada, 5.66%, 04/02/08 (b)		690,607
829	Societe Generale, NY, 5.11%, 12/31/07 (b)		828,781
380	Unicredito Delaware Inc., 5.77%, 08/14/08 (b)		379,901
242	Unicredito Italiano Bank (IRE) Plc., 5.84%, 08/08/08 (b)		241,747

	Total Short-Term Debt Securities held as Collateral on Loaned Securities (Cost $11,902,649)		11,902,649

	Investment Company (c) (0.7%)
1,485	Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class (Cost $1,284,134)		1,284,134

	Total Short-Term Investments (Cost $13,186,783)		13,186,783

	Total Investments (Cost $137,167,174) (e)	106.7%	187,160,221

	Liabilities in Excess of Other Assets	(6.7)	(11,771,764)

	Net Assets	100.0%	$175,388,457

*	Non-income producing security.
†	Consists of one or more class of securities traded together as a unit; stocks with attached warrants.
(a)	All or portion of this security was on loan as of September 30, 2007.
(b)	Variable/Floating Rate Security - interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on September 30, 2007.
(c)

The Fund invests in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment Advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class. Income distributions earned by the Fund totaled $31,002, for the period ended September 30, 2007.

(d)

September 30, 2007, investments in securities of issuers in the United Kingdom and Switzerland represented 31.1% and 16.6%, respectively of the Fund’s net assets. These investments, as well as other non-U.S. investments, which involve risks and considerations not present with respect to U.S. securities, may be affected by economic or political developments in these regions.

(e)

The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $51,268,565 and the aggregate gross unrealized depreciation is $1,275,518, resulting in net unrealized appreciation of $49,993,047.

Morgan Stanley Variable Investment Series - European Equity

Summary of Investments September 30, 2007 (unaudited)

		PERCENT OF
INDUSTRY	VALUE	TOTAL INVESTMENTS
Major Banks	$26,594,177	14.2%
Pharmaceuticals: Major	17,129,369	9.2
Short-Term Investments	13,186,783	7.0
Integrated Oil	12,590,986	6.7
Multi-Line Insurance	11,639,092	6.2
Industrial Conglomerates	9,380,074	5.0
Major Telecommunications	8,412,625	4.5
Electric Utilities	7,300,550	3.9
Food: Major Diversified	7,193,104	3.8
Other Metals/Minerals	6,565,912	3.5
Tobacco	6,520,625	3.5
Aerospace & Defense	6,267,624	3.4
Food Retail	6,239,137	3.3
Wireless Telecommunications	5,545,808	3.0
Publishing: Books/Magazines	5,435,400	2.9
Motor Vehicles	4,767,245	2.6
Other Consumer Specialties	4,237,317	2.3
Financial Conglomerates	3,697,741	2.0
Industrial Machinery	3,593,097	1.9
Telecommunication Equipment	3,553,328	1.9
Medical Specialties	3,397,675	1.8
Construction Materials	3,377,598	1.8
Electrical Products	3,125,859	1.7
Regional Banks	2,863,036	1.5
Air Freight/Couriers	2,519,525	1.3
Investment Managers	2,026,525	1.1
Pulp & Paper	9	0.0
	$187,160,221	100.0%

Morgan Stanley Variable Investment Series - Equity

Portfolio of Investments September 30, 2007 (unaudited)

NUMBER OF
SHARES		VALUE
	Common Stocks (92.2%)
	Air Freight/Couriers (4.6%)
222,209	C.H. Robinson Worldwide, Inc.	$12,063,727
203,215	Expeditors International of Washington, Inc.	9,612,070
		21,675,797
	Apparel/Footwear Retail (2.8%)
163,831	Abercrombie & Fitch Co. (Class A)	13,221,162

	Biotechnology (2.2%)
160,653	Techne Corp.*	10,133,991

	Broadcasting (2.2%)
420,329	Grupo Televisa S.A. (ADR) (Mexico)	10,159,352

	Casino/Gaming (4.5%)
133,311	Wynn Resorts, Ltd.*	21,004,481

	Chemicals: Agricultural (6.7%)
363,576	Monsanto Co.	31,173,006

	Discount Stores (4.6%)
109,367	Costco Wholesale Corp.	6,711,853
116,362	Sears Holdings Corp.*	14,801,246
		21,513,099
	Financial Conglomerates (6.3%)
112,849	American Express Co.	6,699,845
595,073	Brookfield Asset Management Inc. (Class A) (Canada)	22,910,311
		29,610,156
	Financial Publishing/Services (2.8%)
255,892	Moody’s Corp.	12,896,957

	Hotels/Resorts/Cruiselines (2.7%)
141,501	Accor S.A. (France)	12,566,373

	Information Technology Services (1.4%)
76,016	VMware Inc. (Class A)	6,461,360

	Internet Retail (5.6%)
279,921	Amazon.com, Inc.*	26,074,641

	Internet Software/Services (6.2%)
50,809	Google Inc. (Class A)*	28,822,421

	Investment Banks/Brokers (2.5%)
189,625	Greenhill & Co., Inc.	11,576,606

	Investment Trusts/Mutual Funds (3.0%)
636,840	Aeroplan Income Fund † (Units) (Canada)		14,249,487

	Miscellaneous Commercial Services (5.2%)
168,640	Corporate Executive Board Co. (The)		12,519,834
220,704	Costar Group, Inc.*		11,796,629
			24,316,463
	Oil & Gas Production (3.9%)
296,371	Ultra Petroleum Corp. (Canada)*		18,386,857

	Other Consumer Services (5.2%)
628,802	eBay Inc.*		24,535,854

	Personnel Services (1.5%)
208,684	Monster Worldwide Inc.*		7,107,777

	Restaurants (2.6%)
466,127	Starbucks Corp.*		12,212,527

	Specialty Telecommunications (1.9%)
385,400	Cogent Communications Group, Inc.*		8,995,236

	Steel (2.1%)
157,755	Nucor Corp.		9,381,690

	Telecommunication Equipment (3.5%)
167,256	Research In Motion Ltd. (Canada)*		16,483,079

	Water Utilities (2.8%)
442,569	Nalco Holding Co.*		13,122,171

	Wholesale Distributors (2.3%)
2,542,000	Li & Fung Ltd. (Hong Kong)		10,793,500

	Wireless Telecommunications (3.3%)
243,554	America Movil SAB de C.V. (Series L) (ADR) (Mexico)		15,587,455

	Total Common Stocks (Cost $348,585,632)		432,061,498

NUMBER OF
SHARES (000)
	Short-Term Investment (a) (3.1%)
	Investment Company
14,746	Morgan Stanley Institutional Liquidity		14,745,952
	Money Market Portfolio - Institutional Class (Cost $14,745,952)

	Total Investments (Cost $363,331,584)	95.4%	446,807,450

	Liabilities in Excess of Other Assets	4.6	21,587,783

	Net Assets	100.0%	$468,395,233

ADR	American Depositary Receipt.
*	Non-income producing security.
†	Consists of one or more class of securities traded together as a unit; stocks with attached warrants.
(a)

The Fund invests in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class. Income distributions earned by the Fund totaled $107,991, for the period ended September 30, 2007.

(b)

The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $102,849,427 and the aggregate gross unrealized depreciation is $19,373,563 resulting in net unrealized appreciation of $83,475,866.

FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT SEPTEMBER 30, 2007:

CONTRACTS		IN EXCHANGE	DELIVERY	UNREALIZED
TO DELIVER		FOR	DATE	DEPRECIATION
HKD	1,196,362	$154,246	10/02/07	$(312)

Currency Abbreviation

HKD	Hong Kong Dollar.

Morgan Stanley Variable Investment Series - S & P 500 Index

Portfolio of Investments September 30, 2007 (unaudited)

NUMBER OF
SHARES		VALUE
	Common Stocks (98.6%)
	Advertising/Marketing Services (0.2%)
8,396	Interpublic Group of Companies, Inc. (The)*	$87,150
5,846	Omnicom Group, Inc.	281,134
		368,284
	Aerospace & Defense (1.9%)
13,956	Boeing Co. (The)	1,465,240
7,225	General Dynamics Corp.	610,296
2,251	Goodrich Corp.	153,586
2,246	L-3 Communications Holdings, Inc.	229,406
6,183	Lockheed Martin Corp.	670,794
6,120	Northrop Grumman Corp.	477,360
2,474	Precision Castparts Corp.	366,103
7,788	Raytheon Co.	497,030
2,968	Rockwell Collins, Inc.	216,783
		4,686,598
	Agricultural Commodities/Milling (0.2%)
11,461	Archer-Daniels-Midland Co.	379,130

	Air Freight/Couriers (0.9%)
3,078	C.H. Robinson Worldwide, Inc.	167,105
5,499	FedEx Corp.	576,020
18,695	United Parcel Service, Inc. (Class B)	1,403,995
		2,147,120
	Airlines (0.1%)
13,308	Southwest Airlines Co.	196,958

	Aluminum (0.3%)
15,743	Alcoa, Inc.	615,866

	Apparel/Footwear (0.4%)
6,644	Coach, Inc.*	314,062
1,664	Jones Apparel Group, Inc.	35,160
1,821	Liz Claiborne, Inc.	62,515
6,885	Nike, Inc. (Class B)	403,874
1,067	Polo Ralph Lauren Corp.	82,959
1,602	V.F. Corp.	129,362
		1,027,932
	Apparel/Footwear Retail (0.3%)
1,543	Abercrombie & Fitch Co. (Class A)	124,520
8,813	Gap, Inc. (The)	162,512
5,678	Limited Brands, Inc.	129,969
3,523	Nordstrom, Inc.	165,193
7,918	TJX Companies, Inc. (The)	230,176
		812,370

	Auto Parts: O.E.M. (0.3%)
2,595	Eaton Corp.	257,009
3,548	Johnson Controls, Inc.	419,054
		676,063
	Automotive Aftermarket (0.0%)
3,757	Goodyear Tire & Rubber Co. (The)*	114,250

	Beverages: Alcoholic (0.4%)
13,348	Anheuser-Busch Companies, Inc.	667,266
1,540	Brown-Forman Corp. (Class B)	115,361
3,474	Constellation Brands Inc. (Class A)*	84,106
1,214	Molson Coors Brewing Co. (Class B)	120,999
		987,732
	Beverages: Non-Alcoholic (1.8%)
35,432	Coca-Cola Co. (The)	2,036,277
5,076	Coca-Cola Enterprises Inc.	122,941
2,495	Pepsi Bottling Group, Inc. (The)	92,739
28,774	PepsiCo, Inc.	2,107,983
		4,359,940
	Biotechnology (1.2%)
19,353	Amgen Inc.*	1,094,799
5,138	Biogen Idec Inc.*	340,804
6,831	Celgene Corp.*	487,119
4,696	Genzyme Corp.*	290,964
16,497	Gilead Sciences, Inc.*	674,232
971	Millipore Corp.*	73,602
		2,961,520
	Broadcasting (0.1%)
8,867	Clear Channel Communications, Inc.	331,980

	Building Products (0.1%)
3,232	American Standard Companies, Inc.	115,124
6,538	Masco Corp.	151,485
1	WABCO Holdings Inc.	47
		266,656
	Cable/Satellite TV (0.7%)
55,038	Comcast Corp. (Class A)*	1,330,819
13,527	DIRECTV Group, Inc. (The)*	328,436
		1,659,255
	Casino/Gaming (0.2%)
3,357	Harrah’s Entertainment, Inc.	291,824
5,977	International Game Technology	257,609
		549,433
	Chemicals: Agricultural (0.3%)
9,714	Monsanto Co.	832,878

	Chemicals: Major Diversified (0.7%)
16,919	Dow Chemical Co. (The)	728,532
16,393	E.I. du Pont de Nemours & Co.	812,437
1,513	Eastman Chemical Co.	100,962
2,066	Hercules Inc.*	43,427

2,446	Rohm & Haas Co.	136,169
		1,821,527
	Chemicals: Specialty (0.4%)
3,848	Air Products & Chemicals, Inc.	376,180
1,005	Ashland Inc.	60,511
5,696	Praxair, Inc.	477,097
2,361	Sigma-Aldrich Corp.	115,075
		1,028,863
	Coal (0.2%)
3,247	CONSOL Energy, Inc.	151,310
4,728	Peabody Energy Corp.	226,329
		377,639
	Commercial Printing/Forms (0.1%)
3,957	Donnelley (R.R.) & Sons Co.	144,668

	Computer Communications (1.7%)
8,137	Avaya Inc.*	138,003
108,466	Cisco Systems, Inc.*	3,591,309
9,155	Juniper Networks, Inc.*	335,165
2,617	QLogic Corp.*	35,199
		4,099,676
	Computer Peripherals (0.4%)
37,349	EMC Corp.*	776,859
1,700	Lexmark International, Inc. (Class A)*	70,601
6,336	Network Appliance, Inc.*	170,502
4,225	Seagate Technology Inc. (Escrow) (a)*	0
		1,017,962
	Computer Processing Hardware (2.6%)
15,487	Apple Inc.*	2,377,874
40,453	Dell, Inc.*	1,116,503
45,910	Hewlett-Packard Co.	2,285,859
3,235	NCR Corp.*	161,103
62,996	Sun Microsystems, Inc.*	353,408
		6,294,747
	Construction Materials (0.1%)
1,713	Vulcan Materials Co.	152,714

	Containers/Packaging (0.2%)
1,836	Ball Corp.	98,685
1,881	Bemis Company, Inc.	54,756
2,344	Pactiv Corp.*	67,179
2,876	Sealed Air Corp.	73,511
1,903	Temple-Inland Inc.	100,155
		394,286
	Contract Drilling (0.5%)
2,636	ENSCO International Inc.	147,880
5,007	Nabors Industries, Ltd. (Bermuda)*	154,065
4,781	Noble Corp. (Cayman Islands)	234,508
1,989	Rowan Companies, Inc.	72,758
5,152	Transocean Inc. (Cayman Islands)*	582,434
		1,191,645

	Data Processing Services (0.6%)
1,783	Affiliated Computer Services, Inc. (Class A)*	89,578
9,457	Automatic Data Processing, Inc.	434,360
3,114	Computer Sciences Corp.*	174,073
2,414	Convergys Corp.*	41,907
3,025	Fidelity National Information Services, Inc.	134,219
2,972	Fiserv, Inc.*	151,156
6,058	Paychex, Inc.	248,378
13,760	Western Union Co.	288,547
		1,562,218
	Department Stores (0.3%)
1,095	Dillard’s, Inc. (Class A)	23,904
5,659	Kohl’s Corp.*	324,430
7,720	Macy’s, Inc.	249,510
3,947	Penney (J.C.) Co., Inc.	250,121
		847,965
	Discount Stores (1.5%)
1,812	Big Lots, Inc.*	54,070
7,799	Costco Wholesale Corp.	478,625
2,593	Family Dollar Stores, Inc.	68,870
1,348	Sears Holdings Corp.*	171,466
15,076	Target Corp.	958,381
42,744	Wal-Mart Stores, Inc.	1,865,776
		3,597,188
	Drugstore Chains (0.8%)
26,372	CVS Caremark Corp.	1,045,122
17,695	Walgreen Co.	835,912
		1,881,034
	Electric Utilities (3.1%)
11,907	AES Corp. (The)*	238,616
2,980	Allegheny Energy, Inc.*	155,735
3,709	Ameren Corp.	194,722
7,109	American Electric Power Co., Inc.	327,583
5,720	CenterPoint Energy, Inc.	91,692
3,999	CMS Energy Corp.	67,263
4,826	Consolidated Edison, Inc.	223,444
3,214	Constellation Energy Group, Inc.	275,729
5,183	Dominion Resources, Inc.	436,927
3,039	DTE Energy Co.	147,209
22,442	Duke Energy Corp.	419,441
5,802	Edison International	321,721
3,485	Entergy Corp.	377,391
12,006	Exelon Corp.	904,772
5,429	FirstEnergy Corp.	343,873
7,245	FPL Group, Inc.	441,076
1,361	Integrys Energy Group, Inc.	69,724
6,293	PG&E Corp.	300,805
1,802	Pinnacle West Capital Corp.	71,197
6,822	PPL Corp.	315,859
4,611	Progress Energy, Inc.	216,025
4,545	Public Service Enterprise Group, Inc.	399,915
13,470	Southern Co. (The)	488,692
3,768	TECO Energy, Inc.	61,908

8,212	TXU Corp.	562,276
7,477	Xcel Energy, Inc.	161,055
		7,614,650
	Electrical Products (0.4%)
3,291	Cooper Industries Ltd. (Class A) (Bermuda)	168,137
14,104	Emerson Electric Co.	750,615
2,554	Molex Inc.	68,779
		987,531
	Electronic Components (0.4%)
3,696	Jabil Circuit, Inc.	84,417
4,008	MEMC Electronic Materials, Inc.*	235,911
4,057	SanDisk Corp.*	223,541
16,255	Solectron Corp.*	63,395
8,854	Tyco Electronics Ltd. (Bermuda)	313,698
		920,962
	Electronic Equipment/Instruments (0.3%)
6,884	Agilent Technologies, Inc.*	253,882
3,769	JDS Uniphase Corp.*	56,384
2,717	Rockwell Automation, Inc.	188,859
1,352	Tektronix, Inc.	37,504
16,666	Xerox Corp.*	288,988
		825,617
	Electronic Production Equipment (0.3%)
24,541	Applied Materials, Inc.	507,999
3,445	KLA-Tencor Corp.	192,162
2,205	Novellus Systems, Inc.*	60,108
3,378	Teradyne, Inc.*	46,616
		806,885
	Electronics/Appliance Stores (0.2%)
7,089	Best Buy Co., Inc.	326,236
3,001	Circuit City Stores - Circuit City Group	23,738
2,437	RadioShack Corp.	50,348
		400,322
	Electronics/Appliances (0.1%)
5,111	Eastman Kodak Co.	136,770
1,171	Harman International Industries, Inc.	101,315
1,389	Whirlpool Corp.	123,760
		361,845
	Engineering & Construction (0.1%)
1,585	Fluor Corp.	228,208

	Environmental Services (0.2%)
5,135	Allied Waste Industries, Inc.*	65,471
9,244	Waste Management, Inc.	348,869
		414,340
	Finance/Rental/Leasing (1.4%)
3,347	American Capital Strategies, Ltd.	143,017
7,430	Capital One Financial Corp.	493,575
3,398	CIT Group, Inc.	136,600
10,258	Countrywide Financial Corp.	195,005
8,499	Discover Financial Services	176,779
17,335	Fannie Mae	1,054,141

11,578	Freddie Mac	683,218
1,065	Ryder System, Inc.	52,185
7,348	SLM Corp.	364,975
		3,299,495
	Financial Conglomerates (3.9%)
21,065	American Express Co.	1,250,629
88,587	Citigroup, Inc.	4,134,355
60,260	JPMorgan Chase & Co.	2,761,113
2,932	Leucadia National Corp.	141,381
4,730	Principal Financial Group, Inc.	298,416
8,174	Prudential Financial, Inc.	797,619
		9,383,513
	Financial Publishing/Services (0.2%)
2,541	Equifax, Inc.	96,863
6,035	McGraw-Hill Companies, Inc. (The)	307,242
3,945	Moody’s Corp.	198,828
		602,933
	Food Distributors (0.2%)
10,862	SYSCO Corp.	386,579

	Food Retail (0.4%)
12,599	Kroger Co. (The)	359,323
7,819	Safeway Inc.	258,887
3,736	SUPERVALU, Inc.	145,741
2,475	Whole Foods Market, Inc.	121,176
		885,127
	Food: Major Diversified (1.0%)
4,002	Campbell Soup Co.	148,074
8,723	ConAgra Foods Inc.	227,932
5,880	General Mills, Inc.	341,099
5,683	Heinz (H.J.) Co.	262,555
4,725	Kellogg Co.	264,600
28,078	Kraft Foods Inc. (Class A)	968,972
12,902	Sara Lee Corp.	215,334
		2,428,566
	Food: Meat/Fish/Dairy (0.1%)
2,307	Dean Foods Co.	59,013
4,899	Tyson Foods, Inc. (Class A)	87,447
		146,460
	Food: Specialty/Candy (0.2%)
3,011	Hershey Foods Co. (The)	139,741
2,310	McCormick & Co., Inc. (Non-Voting)	83,091
3,877	Wrigley (Wm.) Jr. Co.	249,020
		471,852
	Forest Products (0.1%)
3,844	Weyerhaeuser Co.	277,921

	Gas Distributors (0.4%)
8,825	Dynegy, Inc. (Class A)*	81,543
810	Nicor Inc.	34,749
4,882	NiSource, Inc.	93,441
3,100	Questar Corp.	162,843

4,702	Sempra Energy	273,280
11,257	Spectra Energy Corp.	275,571
		921,427
	Home Building (0.1%)
2,148	Centex Corp.	57,072
4,866	D.R. Horton, Inc.	62,333
1,381	KB Home	34,608
2,503	Lennar Corp. (Class A)	56,693
3,782	Pulte Homes, Inc.	51,473
		262,179
	Home Furnishings (0.1%)
3,111	Leggett & Platt, Inc.	59,607
4,920	Newell Rubbermaid, Inc.	141,794
		201,401
	Home Improvement Chains (0.8%)
30,070	Home Depot, Inc. (The)	975,471
26,331	Lowe’s Companies, Inc.	737,795
1,934	Sherwin-Williams Co.	127,083
		1,840,349
	Hospital/Nursing Management (0.0%)
1,316	Manor Care, Inc.	84,750
8,439	Tenet Healthcare Corp.*	28,355
		113,105
	Hotels/Resorts/Cruiselines (0.5%)
7,771	Carnival Corp # (Units) (Panama)	376,350
6,952	Hilton Hotels Corp.	323,198
5,691	Marriott International, Inc. (Class A)	247,388
3,737	Starwood Hotels & Resorts Worldwide, Inc.	227,023
3,180	Wyndham Worldwide Corp.*	104,177
		1,278,136
	Household/Personal Care (2.3%)
7,705	Avon Products, Inc.	289,169
2,464	Clorox Co. (The)	150,279
9,081	Colgate-Palmolive Co.	647,657
2,041	Estee Lauder Companies, Inc. (The) (Class A)	86,661
1,590	International Flavors & Fragrances, Inc.	84,047
7,579	Kimberly-Clark Corp.	532,501
55,574	Procter & Gamble Co. (The)	3,909,075
		5,699,389
	Industrial Conglomerates (5.1%)
12,747	3M Co.	1,192,864
4,390	Danaher Corp.	363,097
182,464	General Electric Co.**	7,554,010
13,327	Honeywell International, Inc.	792,557
5,105	Ingersoll-Rand Co. Ltd. (Class A) (Bermuda)	278,069
3,225	ITT Corp.	219,074
4,447	Textron, Inc.	276,648
8,853	Tyco International Ltd. (Bermuda)	392,543
17,662	United Technologies Corp.	1,421,438
		12,490,300
	Industrial Machinery (0.3%)
7,471	Illinois Tool Works Inc.	445,570

2,083	Parker Hannifin Corp.	232,942
		678,512
	Industrial Specialties (0.1%)
3,101	Ecolab Inc.	146,367
2,921	PPG Industries, Inc.	220,682
		367,049
	Information Technology Services (1.4%)
3,201	Citrix Systems, Inc.*	129,064
2,585	Cognizant Technology Solutions Corp. (Class A)*	206,205
9,063	Electronic Data Systems Corp.	197,936
24,226	International Business Machines Corp.	2,853,823
6,253	Unisys Corp.*	41,395
		3,428,423
	Insurance Brokers/Services (0.2%)
5,214	AON Corp.	233,639
9,652	Marsh & McLennan Companies, Inc.	246,126
		479,765
	Integrated Oil (6.5%)
37,962	Chevron Corp.	3,552,484
28,977	ConocoPhillips	2,543,311
98,768	Exxon Mobil Corp.	9,141,966
4,906	Hess Corp.	326,396
3,357	Murphy Oil Corp.	234,621
		15,798,778
	Internet Retail (0.2%)
5,442	Amazon.com, Inc.*	506,922
3,402	IAC/InterActiveCorp.*	100,937
		607,859
	Internet Software/Services (1.3%)
2,965	Akamai Technologies, Inc.*	85,184
4,113	Google Inc. (Class A)*	2,333,182
4,342	VeriSign, Inc.*	146,499
23,991	Yahoo!, Inc.*	643,918
		3,208,783
	Investment Banks/Brokers (2.5%)
4,190	Ameriprise Financial, Inc.	264,431
2,068	Bear Stearns Companies, Inc. (The)	253,971
16,878	Charles Schwab Corp. (The)	364,565
946	CME GROUP INC	555,633
7,573	E*TRADE Group, Inc.*	98,903
7,224	Goldman Sachs Group, Inc. (The)	1,565,730
9,452	Lehman Brothers Holdings Inc.	583,472
15,349	Merrill Lynch & Co., Inc.	1,094,077
21,160	Morgan Stanley	1,333,080
		6,113,862
	Investment Managers (0.6%)
1,559	Federated Investors, Inc. (Class B)	61,892
2,891	Franklin Resources, Inc.	368,603
2,811	Janus Capital Group, Inc.	79,495
2,365	Legg Mason, Inc.	199,346
4,722	Price (T.) Rowe Group, Inc.	262,968
6,937	State Street Corp.	472,826
		1,445,130

	Life/Health Insurance (0.9%)
8,699	AFLAC, Inc.	496,191
7,883	Genworth Financial Inc. (Class A)	242,245
4,820	Lincoln National Corp.	317,975
13,229	MetLife, Inc.	922,458
1,717	Torchmark Corp.	107,003
6,425	UnumProvident Corp.	157,220
		2,243,092
	Major Banks (5.0%)
79,020	Bank of America Corp.	3,972,335
20,263	Bank of New York Mellon Corp.	894,409
9,829	BB&T Corp.	396,993
2,725	Comerica, Inc.	139,738
6,516	Huntington Bancshares, Inc.	110,642
6,934	KeyCorp	224,176
11,277	National City Corp.	282,940
6,090	PNC Financial Services Group, Inc.	414,729
12,536	Regions Financial Corp.	369,561
6,216	SunTrust Banks, Inc.	470,365
30,744	U.S. Bancorp	1,000,102
33,889	Wachovia Corp.	1,699,533
59,523	Wells Fargo & Co.	2,120,209
		12,095,732
	Major Telecommunications (3.5%)
6,212	ALLTEL Corp.	432,852
108,611	AT&T Inc.	4,595,331
2,716	Embarq Corp.	151,010
50,693	Sprint Nextel Corp.	963,167
51,688	Verizon Communications, Inc.	2,288,745
		8,431,105
	Managed Health Care (1.3%)
9,107	Aetna, Inc.	494,237
5,037	CIGNA Corp.	268,422
2,783	Coventry Health Care, Inc.*	173,130
3,021	Humana, Inc.*	211,107
23,593	UnitedHealth Group Inc.	1,142,609
10,753	WellPoint Inc.*	848,627
		3,138,132
	Media Conglomerates (1.7%)
12,197	CBS Corp. (Class B)	384,205
34,564	Disney (Walt) Co. (The)	1,188,656
41,226	News Corp. (Class A)	906,560
66,411	Time Warner, Inc.	1,219,306
12,227	Viacom Inc. (Class B)*	476,486
		4,175,213
	Medical Distributors (0.4%)
3,209	AmerisourceBergen Corp.	145,464
6,492	Cardinal Health, Inc.	405,945
5,271	McKesson Corp.	309,882
2,502	Patterson Companies, Inc.*	96,602
		957,893

	Medical Specialties (2.1%)
3,266	Applera Corp. - Applied Biosystems Group	113,134
1,857	Bard (C.R.), Inc.	163,769
977	Bausch & Lomb, Inc.	62,528
11,481	Baxter International, Inc.	646,151
4,334	Becton, Dickinson & Co.	355,605
23,758	Boston Scientific Corp.*	331,424
8,854	Covidien Ltd.	367,441
2,801	Hospira, Inc.*	116,101
20,196	Medtronic, Inc.	1,139,256
2,204	Pall Corp.	85,736
2,153	PerkinElmer, Inc.	62,889
6,083	St. Jude Medical, Inc.*	268,078
4,225	Stryker Corp.	290,511
7,586	Thermo Fisher Scientific, Inc.*	437,864
2,251	Varian Medical Systems, Inc.*	94,294
1,777	Waters Corp.*	118,917
4,206	Zimmer Holdings, Inc.*	340,644
		4,994,342
	Miscellaneous Commercial Services (0.0%)
2,425	Cintas Corp.	89,968

	Miscellaneous Manufacturing (0.1%)
3,643	Dover Corp.	185,611

	Motor Vehicles (0.4%)
37,390	Ford Motor Co.*	317,441
10,077	General Motors Corp.	369,826
4,473	Harley-Davidson, Inc.	206,697
		893,964
	Multi-Line Insurance (1.7%)
45,667	American International Group, Inc.	3,089,372
5,657	Hartford Financial Services Group, Inc. (The)	523,555
7,917	Loews Corp.	382,787
1,854	SAFECO Corp.	113,502
		4,109,216
	Office Equipment/Supplies (0.1%)
1,896	Avery Dennison Corp.	108,110
3,916	Pitney Bowes, Inc.	177,865
		285,975
	Oil & Gas Pipelines (0.2%)
12,476	El Paso Corp.	211,718
10,689	Williams Companies, Inc. (The)	364,067
		575,785
	Oil & Gas Production (1.5%)
8,261	Anadarko Petroleum Corp.	444,029
5,912	Apache Corp.	532,435
7,307	Chesapeake Energy Corp.	257,645
7,942	Devon Energy Corp.	660,774
4,359	EOG Resources, Inc.	315,286
14,794	Occidental Petroleum Corp.	948,000
6,893	XTO Energy, Inc.	426,263
		3,584,432

	Oil Refining/Marketing (0.6%)
12,129	Marathon Oil Corp.	691,596
2,143	Sunoco, Inc.	151,682
9,871	Valero Energy Corp.	663,134
		1,506,412
	Oilfield Services/Equipment (1.9%)
5,691	Baker Hughes Inc.	514,296
5,193	BJ Services Co.	137,874
15,852	Halliburton Co.	608,717
3,194	National Oilwell-Varco, Inc.*	461,533
21,191	Schlumberger Ltd. (Netherlands Antilles)	2,225,055
3,571	Smith International, Inc.	254,969
6,001	Weatherford International Ltd. (Bermuda)*	403,147
		4,605,591
	Other Consumer Services (0.4%)
2,516	Apollo Group, Inc. (Class A)*	151,337
5,806	Block (H&R), Inc.	122,971
20,317	eBay, Inc.*	792,769
		1,067,077
	Other Consumer Specialties (0.1%)
2,747	Fortune Brands, Inc.	223,853

	Packaged Software (3.0%)
10,479	Adobe Systems, Inc.*	457,513
4,096	Autodesk, Inc.*	204,677
3,583	BMC Software, Inc.*	111,897
6,921	CA Inc.	178,008
5,415	Compuware Corp.*	43,428
6,035	Intuit Inc.*	182,861
143,585	Microsoft Corp.	4,230,014
6,230	Novell, Inc.*	47,597
70,111	Oracle Corp.*	1,517,903
16,017	Symantec Corp.*	310,409
		7,284,307
	Personnel Services (0.1%)
2,348	Monster Worldwide, Inc.*	79,973
2,919	Robert Half International, Inc.	87,161
		167,134
	Pharmaceuticals: Generic Drugs (0.1%)
1,909	Barr Pharmaceuticals Inc.*	108,641
4,431	Mylan Laboratories, Inc.	70,719
1,844	Watson Pharmaceuticals, Inc.*	59,746
		239,106
	Pharmaceuticals: Major (5.7%)
27,521	Abbott Laboratories	1,475,676
35,223	Bristol-Myers Squibb Co.	1,015,127
17,573	Eli Lilly & Co.	1,000,431
51,545	Johnson & Johnson	3,386,507
38,757	Merck & Co., Inc.	2,003,349
123,358	Pfizer, Inc.	3,013,636
28,838	Schering-Plough Corp.	912,146

23,945	Wyeth	1,066,750
		13,873,622
	Pharmaceuticals: Other (0.3%)
5,476	Allergan, Inc.	353,038
5,630	Forest Laboratories, Inc.*	209,943
4,348	King Pharmaceuticals, Inc.*	50,959
		613,940
	Precious Metals (0.4%)
6,798	Freeport-McMoRan Copper & Gold, Inc. (Class B)	713,042
8,041	Newmont Mining Corp.	359,674
		1,072,716
	Property - Casualty Insurers (1.1%)
5,854	ACE Ltd. (Cayman Islands)	354,577
10,418	Allstate Corp. (The)	595,805
7,004	Chubb Corp. (The)	375,695
3,087	Cincinnati Financial Corp.	133,698
12,895	Progressive Corp. (The)	250,292
11,691	Travelers Companies, Inc. (The)	588,525
3,236	XL Capital Ltd. (Class A) (Cayman Islands)	256,291
		2,554,883
	Publishing: Books/Magazines (0.0%)
700	Meredith Corp.	40,110

	Publishing: Newspapers (0.2%)
1,175	Dow Jones & Co., Inc.	70,148
4,147	Gannett Co., Inc.	181,224
2,588	New York Times Co. (The) (Class A)	51,139
1,598	Scripps (E.W.) Co. (Class A)	67,116
1,371	Tribune Co.	37,456
		407,083
	Pulp & Paper (0.2%)
7,651	International Paper Co.	274,441
3,266	MeadWestvaco Corp.	96,445
		370,886
	Railroads (0.7%)
5,350	Burlington Northern Santa Fe Corp.	434,259
7,818	CSX Corp.	334,063
7,009	Norfolk Southern Corp.	363,837
4,744	Union Pacific Corp.	536,357
		1,668,516
	Real Estate Development (0.0%)
3,511	CB Richard Ellis Group, Inc. (Class A)*	97,746

	Real Estate Investment Trusts (1.2%)
1,747	Apartment Investment & Management Co. (Class A)	78,842
4,008	Archstone-Smith Trust	241,041
1,432	AvalonBay Communities, Inc.	169,062
2,140	Boston Properties, Inc.	222,346
2,212	Developers Diversified Realty Corp.	123,584
4,935	Equity Residential	209,047
4,373	General Growth Properties, Inc.	234,480
9,301	Host Hotels & Resorts Inc.	208,714

4,492	Kimco Realty Corp.	203,083
3,109	Plum Creek Timber Co., Inc.	139,159
4,576	ProLogis	303,618
2,207	Public Storage, Inc.	173,581
3,978	Simon Property Group, Inc.	397,800
2,348	Vornado Realty Trust	256,754
		2,961,111
	Recreational Products (0.2%)
1,583	Brunswick Corp.	36,187
5,539	Electronic Arts Inc.*	310,129
2,866	Hasbro, Inc.	79,904
7,027	Mattel, Inc.	164,853
		591,073
	Regional Banks (0.6%)
3,441	Commerce Bancorp, Inc.	133,442
9,540	Fifth Third Bancorp	323,215
2,261	First Horizon National Corp.	60,278
1,362	M&T Bank Corp.	140,899
4,747	Marshall & Ilsley Corp.	207,776
3,393	Northern Trust Corp.	224,854
5,831	Synovus Financial Corp.	163,560
1,916	Zions Bancorporation	131,572
		1,385,596
	Restaurants (0.8%)
2,542	Darden Restaurants, Inc.	106,408
21,223	McDonald’s Corp.	1,156,017
13,272	Starbucks Corp.*	347,726
1,569	Wendy’s International, Inc.	54,774
9,260	Yum! Brands, Inc.	313,266
		1,978,191
	Savings Banks (0.3%)
9,471	Hudson City Bancorp, Inc.	145,664
6,400	Sovereign Bancorp, Inc.	109,056
15,595	Washington Mutual, Inc.	550,659
		805,379
	Semiconductors (2.3%)
9,794	Advanced Micro Devices, Inc.*	129,281
6,341	Altera Corp.	152,691
5,542	Analog Devices, Inc.	200,399
8,365	Broadcom Corp. (Class A)*	304,821
103,999	Intel Corp.	2,689,414
3,953	Linear Technology Corp.	138,315
12,752	LSI Logic Corp.*	94,620
5,711	Maxim Integrated Products, Inc.	167,618
3,872	Microchip Technology Inc.	140,631
13,478	Micron Technology, Inc.*	149,606
4,281	National Semiconductor Corp.	116,101
9,787	NVIDIA Corp.*	354,681
25,449	Texas Instruments Inc.	931,179
5,269	Xilinx, Inc.	137,732
		5,707,089

	Services to the Health Industry (0.5%)
4,592	Express Scripts, Inc.*	256,325
3,472	IMS Health Inc.	106,382
2,114	Laboratory Corp. of America Holdings*	165,378
4,822	Medco Health Solutions Inc.*	435,861
2,784	Quest Diagnostics Inc.	160,832
		1,124,778
	Specialty Insurance (0.2%)
1,833	Ambac Financial Group, Inc.	115,314
1,718	Assurant, Inc.	91,913
2,253	MBIA Inc.	137,546
1,459	MGIC Investment Corp.	47,140
		391,913
	Specialty Stores (0.3%)
2,717	AutoNation, Inc.*	48,145
815	AutoZone, Inc.*	94,654
4,832	Bed Bath & Beyond Inc.*	164,868
4,857	Office Depot, Inc.*	100,151
1,355	OfficeMax Inc.	46,436
12,714	Staples, Inc.	273,224
2,459	Tiffany & Co.	128,729
		856,207
	Specialty Telecommunications (0.2%)
1,969	CenturyTel, Inc.	91,007
6,059	Citizens Communications Co.	86,765
28,451	Qwest Communications International, Inc.*	260,611
8,501	Windstream Corp.	120,034
		558,417
	Steel (0.3%)
1,837	Allegheny Technologies, Inc.	201,978
5,127	Nucor Corp.	304,903
2,127	United States Steel Corp.	225,334
		732,215
	Telecommunication Equipment (1.2%)
1,535	Ciena Corp.*	58,453
28,012	Corning Inc.*	690,496
41,218	Motorola, Inc.	763,770
29,815	QUALCOMM, Inc.	1,259,982
7,805	Tellabs, Inc.*	74,304
		2,847,005
	Tobacco (1.2%)
37,490	Altria Group, Inc.	2,606,680
3,047	Reynolds American, Inc.	193,759
2,838	UST, Inc.	140,765
		2,941,204
	Tools/Hardware (0.1%)
1,186	Black & Decker Corp.	98,794
1,042	Snap-On, Inc.	51,621
1,462	Stanley Works (The)	82,062
		232,477
	Trucks/Construction/Farm Machinery (0.9%)
11,382	Caterpillar Inc.	892,690
1,875	Cummins Inc.	239,794

3,951	Deere & Co.		586,407
4,427	PACCAR, Inc.		377,402
1,815	Terex Corp.*		161,571
			2,257,864
	Wholesale Distributors (0.1%)
3,026	Genuine Parts Co.		151,300
1,277	Grainger (W.W.), Inc.		116,450
			267,750

	Total Common Stocks (Cost $150,982,180)		239,955,061

NUMBER OF
SHARES (000)
	Short-Term Investment (b) (1.4%)
	Investment Company
3,318	Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class (Cost $3,318,183)		3,318,183

	Total Investments (Cost $154,300,363) (c) (d)	100.0%	243,273,244

	Liabilities in Excess of Other Assets	(0.0)	(55,471)

	Net Assets	100.0%	$243,217,773

*	Non-income producing security.
**	A portion of this security has been physically segregated in connection with open futures contracts in the amount of $126,000.
#	Consist of one or more class of securities traded together as a unit. Stocks with attached paired trust shares.
(a)	A security with total market value equal to $0 has been valued at its fair value as determined in good faith under procedures established by and under general supervision of the Fund’s Trustees.
(b)

The Fund invests in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class, an open-end management investment company managed by the Investment Adviser.Investment Advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class . Income distributions earned by the Fund totaled $37,300, for the period ended September 30, 2007.

(c)	Securities have been designated as collateral in an amount equal to $2,901,450, in connection with open futures contracts.
(d)

The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.The aggregate gross unrealized appreciation is $94,925,674 and the aggregate gross unrealized depreciation is $5,952,793, resulting in net unrealized appreciation of $88,972,881.

Future Contracts Open at September 30, 2007:

DESCRIPTION,
		DELIVERY	UNDERLYING
NUMBER OF	LONG/	MONTH	FACE AMOUNT	UNREALIZED
CONTRACTS	SHORT	AND YEAR	AT VALUE	APPRECIATION

40	Long	S&P 500 Index E-Mini March 2007	$3,076,200	$48,678

Morgan Stanley Variable Investment Series - Global Advantage

Portfolio of Investments September 30, 2007 (unaudited)

NUMBER OF
SHARES		VALUE
	Common Stocks (97.5%)

	Australia (3.1%)
	Data Processing Services
45,000	Computershare Ltd.	370,978

	Other Consumer Services
76,800	A.B.C. Learning Centres Ltd.	447,761
	Total Australia	818,739

	Bermuda (3.4%)
	Investment Banks/Brokers
16,600	MF Global Ltd.	481,400

	Multi-Line Insurance
10,502	Axis Capital Holdings Ltd.	408,633
	Total Bermuda	890,033

	Canada (1.5%)
	Food: Specialty/Candy
27,900	SunOpta Inc. *	404,271

	France (1.4%)
	Pharmaceuticals: Other
6,200	Ipsen S.A.	357,727

	Germany (3.8%)
	Apparel/Footwear
8,808	Adidas AG	577,932

	Medical Specialties
5,400	Fresenius AG	407,619
	Total Germany	985,551

	Greece (3.8%)
	Regional Banks
16,292	EFG Eurobank Ergasias	573,071

	Wireless Telecommunications
11,900	Cosmote Mobile Telecommunications S.A.	409,077
	Total Greece	982,148

	Hong Kong (5.1%)
	Apparel/Footwear Retail
45,000	Esprit Holdings Ltd.	715,076

	Wholesale Distributors
146,200	Li & Fung Ltd. (Hong Kong)	620,775
	Total Hong Kong	1,335,851

	Israel (2.2%)
	Pharmaceuticals: Other
13,200	Teva Pharmaceutical Industries Ltd. (ADR)	587,004

	Italy (2.6%)
	Major Banks
79,800	UniCredito Italiano SpA	682,960

	Japan (2.8%)
	Home Building
9,900	Daito Trust Construction Co., Ltd.	477,628

	Industrial Machinery
25,500	OSG Corp.	265,593
	Total Japan	743,221

	Mexico (2.2%)
	Beverages: Non-Alcoholic
7,800	Fomento Economico Mexicano, S.A.B. de C.V. (ADR) (Units)+	291,720

	Other Transportation
5,500	Grupo Aeroportuario del Sureste S.A. de C.V. (Series B) (ADR)	272,910
	Total Mexico	564,630

	Singapore (5.6%)
	Airlines
34,533	Singapore Airlines Ltd.	432,277

	Electronic Components
25,900	Flextronics International Ltd. *	289,562

	Marine Shipping
181,634	Cosco Corp (Singapore) Ltd.	727,318
	Total Singapore	1,449,157

	South Africa (1.1%)
	Pharmaceuticals: Generic Drugs
61,700	Aspen Pharmacare Holdings Ltd. *	299,543

	Spain (7.7%)
	Apparel/Footwear Retail
5,500	Industria de Diseno Textil, S.A. (Inditex)	370,764

	Major Banks
15,331	Banco Bilbao Vizcaya Argentaria, S.A.	359,512
30,384	Banco Santander Central Hispano S.A.	590,721
		950,233
	Major Telecommunications
24,938	Telefonica S.A.	698,270
	Total Spain	2,019,267

	Switzerland (2.6%)
	Chemicals: Specialty
2,800	Lonza Group AG (Registered Shares)	305,577

	Financial Conglomerates
6,866	UBS AG (Registered Shares)	369,349
	Total Switzerland	674,926

	United Kingdom (10.9%)
	Beverages: Alcoholic
20,861	SABMiller PLC	594,041

	Investment Managers
33,700	BlueBay Asset Management PLC *	302,130
29,626	Man Group PLC	335,454
121,800	RAB Capital PLC	240,445
		878,029
	Major Banks
19,169	Standard Chartered PLC	627,424

	Miscellaneous Commercial Services
21,321	Intertek Group PLC	413,047

	Pharmaceuticals: Other
13,487	Shire PLC	331,360
	Total United Kingdom	2,843,901

	United States (37.7%)
	Apparel/Footwear
4,660	Under Armour, Inc. (Class A) *	278,761

	Beverages: Non-Alcoholic
5,300	PepsiCo, Inc.	388,278

	Biotechnology
9,400	Gilead Sciences, Inc. *	384,178

	Computer Processing Hardware
5,663	Apple Inc.*	869,497

	Electric Utilities
7,800	Constellation Energy Group, Inc.	669,162

	Electronic Components
17,000	Amphenol Corporation (Class A)	675,920

	Financial Conglomerates
5,950	Prudential Financial, Inc.	580,601

	Insurance Brokers/Services
13,500	Willis Group Holdings Ltd.	552,690

	Investment Banks/Brokers
4,709	Merrill Lynch & Co., Inc.	335,657

	Life/Health Insurance
9,700	AFLAC,Inc.	553,288

	Media Conglomerates
32,316	News Corp. (Class A)	710,629

	Medical Specialties
5,200	Bard (C.R.), Inc.	458,588
9,800	Thermo Fisher Scientific, Inc. *	565,656
8,600	West Pharmaceutical Services, Inc.	358,276
		1,382,520
	Miscellaneous Commercial Services
10,700	FTI Consulting Inc. *	538,317

	Real Estate Development
14,200	CB Richard Ellis Group, Inc. (Class A) *	395,328

	Specialty Stores
12,640	Staples, Inc.	271,634

	Telecommunication Equipment
11,741	Corning Inc. *	289,416

	Wireless Telecommunications
13,300	Metropcs Communications Inc. *	362,824
7,300	NII Holdings Inc. *	599,695
		962,519
	Total United States	9,838,395
	Total Common Stocks
	(Cost $18,823,692)	25,477,324

	Investment Companies (1.1%)
	Investment Trusts/Mutual Funds
$14,900	KKR Private Equity Investors LP (Cost $367,807)	$290,550

NUMBER OF
SHARES (000)
	Short-Term Investment (a) (1.2%)
	Investment Company
308	Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class (Cost $307,708)		307,708

	Total Investments (Cost $19,499,207) (b)	99.8%	26,075,582
	Other Assets in Excess of Liabilities	0.2	43,532
	Net Assets	100.0%	$26,119,114

ADR	American Depositary Receipt.
*	Non-income producing security.
†	Consists of one or more class of securities traded together as a unit; stocks with attached warrants.
(a)

The Fund invests in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class,an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class. Income distributions earned by the Fund totaled $3,379 for the period ended September 30, 2007.

(b)

The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $7,117,782 and the aggregate gross unrealized depreciation is $541,407, resulting in net unrealized appreciation of $6,576,375.

Morgan Stanley Variable Investment Series - Global Advantage

Summary of Investments September 30, 2007 (unaudited)

		PERCENT OF
INDUSTRY	VALUE	TOTAL INVESTMENTS

Major Banks	$2,260,617	8.7%
Medical Specialties	1,790,139	6.9
Wireless Telecommunications	1,371,596	5.3
Pharmaceuticals: Other	1,276,091	4.9
Apparel/Footwear Retail	1,085,840	4.2
Electronic Components	965,482	3.7
Miscellaneous Commercial Services	951,364	3.6
Financial Conglomerates	949,950	3.6
Investment Managers	878,029	3.4
Computer Processing Hardware	869,497	3.3
Apparel/Footwear	856,693	3.3
Investment Banks/Brokers	817,057	3.1
Marine Shipping	727,318	2.8
Media Conglomerates	710,629	2.7
Major Telecommunications	698,270	2.7
Beverages: Non-Alcoholic	679,998	2.6
Electric Utilities	669,162	2.6
Wholesale Distributors	620,775	2.4
Beverages: Alcoholic	594,041	2.3
Regional Banks	573,071	2.2
Life/Health Insurance	553,288	2.1
Insurance Brokers/Services	552,690	2.1
Home Building	477,628	1.8
Other Consumer Services	447,761	1.7
Airlines	432,277	1.7
Multi-Line Insurance	408,633	1.6
Food: Specialty/Candy	404,271	1.6
Real Estate Development	395,328	1.5
Biotechnology	384,178	1.5
Data Processing Services	370,978	1.4
Investment Company	307,708	1.2
Chemicals: Specialty	305,577	1.2
Pharmaceuticals: Generic Drugs	299,543	1.1
Investment Trusts/Mutual Funds	290,550	1.1
Telecommunication Equipment	289,416	1.1
Other Transportation	272,910	1.0
Specialty Stores	271,634	1.0
Industrial Machinery	265,593	1.0

	$26,075,582	100.0%

Morgan Stanley Variable Investment Series - Aggressive Equity

Portfolio of Investments               September 30, 2007 (unaudited)

NUMBER OF
SHARES		VALUE
	Common Stocks (92.7%)
	Air Freight/Couriers (4.6%)
28,434	C.H. Robinson Worldwide, Inc.	$1,543,682
26,003	Expeditors International of Washington, Inc.	1,229,942
		2,773,624
	Apparel/Footwear Retail (2.9%)
21,374	Abercrombie & Fitch Co. (Class A)	1,724,882

	Biotechnology (2.2%)
20,557	Techne Corp.*	1,296,736

	Broadcasting (2.2%)
53,762	Grupo Televisa S.A. (ADR) (Mexico)	1,299,427

	Casino/Gaming (4.5%)
17,058	Wynn Resorts, Ltd.*	2,687,658

	Chemicals: Agricultural (6.7%)
46,523	Monsanto Co.	3,988,882

	Discount Stores (4.6%)
13,995	Costco Wholesale Corp.	858,873
14,890	Sears Holdings Corp.*	1,894,008
		2,752,881
	Financial Conglomerates (6.3%)
14,440	American Express Co.	857,303
76,113	Brookfield Asset Management Inc. (Class A) (Canada)	2,930,350
		3,787,653
	Financial Publishing/Services (2.8%)
32,744	Moody’s Corp.	1,650,298

	Hotels/Resorts/Cruiselines (2.8%)
18,991	Accor S.A. (France)	1,686,546

	Internet Retail (5.6%)
35,818	Amazon.com, Inc.*	3,336,447

	Internet Software/Services (6.1%)
6,502	Google Inc. (Class A)*	3,688,390

	Investment Banks/Brokers (2.5%)
24,264	Greenhill & Co., Inc.	1,481,317

	Investment Trusts/Mutual Funds (3.0%)
81,564	Aeroplan Income Fund † (Units) (Canada)	1,825,019

	Miscellaneous (1.4%)
9,727	VMware Inc. (Class A) *	826,795

	Miscellaneous Commercial Services (5.3%)
21,579	Corporate Executive Board Co. (The)	1,602,025
28,924	Costar Group, Inc. *	1,545,988
		3,148,013
	Oil & Gas Production (3.9%)
37,923	Ultra Petroleum Corp. (Canada) *	2,352,743

	Other Consumer Services (5.2%)
80,452	eBay, Inc. *	3,139,237

	Personnel Services (1.5%)
26,692	Monster Worldwide, Inc. *	909,129

	Restaurants (2.6%)
60,088	Starbucks Corp. *	1,574,306

	Specialty Telecommunications (1.9%)
49,314	Cogent Communications Group, Inc. *	1,150,989

	Steel (2.0%)
20,186	Nucor Corp.	1,200,461

	Telecommunication Equipment (3.5%)
21,402	Research In Motion Ltd. (Canada) *	2,109,167

	Water Utilities (2.9%)
58,946	Nalco Holding Co.	1,747,749

	Wholesale Distributors (2.3%)
332,000	Li & Fung Ltd. (Hong Kong)	1,409,694

	Wireless Telecommunications (3.4%)
31,922	America Movil SAB de C.V. (Series L) (ADR) (Mexico)	2,043,008

	Total Common Stocks (Cost $42,093,005)	55,591,051

NUMBERS OF
SHARES (000)
	Short-Term Investment (a) (0.7%)
	Investment Company
460	Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class (Cost $459,657)	459,657

Total Investments (Cost $42,552,662) (b)	93.4%	56,050,708
Other Assets in Excess of Liabilities	6.6	3,939,434
Net Assets	100.0%	$59,990,142

ADR	American Depositary Receipt.
†	Consists of one or more class of securities traded together as a unit. Stocks with attached warrants.
*	Non-income producing security.
(a)

The Fund invests in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class. Income distributions earned by the Fund totaled $14,060 for the period ended September 30, 2007.

(b)

The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $15,287,459 and the aggregate gross unrealized depreciation is $1,789,413, resulting in net unrealized appreciation of $13,498,046.

Morgan Stanley Variable Investment Series - Strategist

Portfolio of Investments September 30, 2007 (unaudited)

NUMBER OF
SHARES		VALUE
	Common Stocks (66.9%)
	Advertising/Marketing Services (0.8%)
57,120	Omnicom Group, Inc.	2,746,901

	Aerospace & Defense (2.3%)
49,715	Northrop Grumman Corp.	3,877,770
57,135	Raytheon Co.	3,646,356
		7,524,126
	Biotechnology (3.8%)
59,040	Celgene Corp.* (a)	4,210,142
79,000	Gilead Sciences, Inc.*	3,228,730
127,772	Vertex Pharmaceuticals Inc.* (a)	4,907,723
		12,346,595
	Chemicals: Major Diversified (0.4%)
33,215	Dow Chemical Co. (The)	1,430,238

	Computer Communications (1.0%)
101,185	Cisco Systems, Inc.*	3,350,235

	Computer Peripherals (1.0%)
152,865	EMC Corp.*	3,179,592

	Computer Processing Hardware (2.8%)
30,950	Apple Inc.* (a)	4,752,063
153,330	Dell Inc.**	4,231,908
		8,983,971
	Department Stores (0.5%)
28,750	Kohl’s Corp.*	1,648,238

	Discount Stores (0.7%)
35,230	Costco Wholesale Corp. (a)	2,162,065

	Electrical Products (0.7%)
43,010	Emerson Electric Co.	2,288,992

	Electronics/Appliances (1.0%)
69,450	Sony Corp. (ADR) (Japan)	3,337,767

	Finance/Rental/Leasing (0.5%)
78,560	Discover Financial Services	1,634,048

	Financial Conglomerates (3.0%)
59,500	American Express Co.	3,532,515
69,660	Citigroup, Inc.	3,251,032
65,510	JPMorgan Chase & Co.	3,001,668
		9,785,215

	Food: Major Diversified (2.9%)
75,290	Kellogg Co. (a)	4,216,240
145,010	Kraft Foods Inc. (Class A)	5,004,295
		9,220,535
	Forest Products (1.1%)
50,260	Weyerhaeuser Co. (a)	3,633,798

	Home Building (0.4%)
34,360	Gafisa S.A. (ADR) (Brazil)* (a)	1,159,306

	Household/Personal Care (1.1%)
51,195	Colgate-Palmolive Co.	3,651,227

	Industrial Conglomerates (0.7%)
51,620	General Electric Co.	2,137,068

	Information Technology Services (1.4%)
39,250	International Business Machines Corp. (a)	4,623,650

	Integrated Oil (2.4%)
41,984	Exxon Mobil Corp.	3,886,039
60,425	Hess Corp.	4,020,075
		7,906,114
	Internet Software/Services (1.5%)
3,670	Google Inc. (Class A)*	2,081,881
99,676	Yahoo! Inc.* (a)	2,675,304
		4,757,185
	Investment Banks/Brokers (2.6%)
181,875	Charles Schwab Corp. (The)	3,928,500
11,735	Goldman Sachs Group, Inc. (The) (a)	2,543,444
24,600	NYSE Euronext	1,947,582
		8,419,526
	Major Banks (1.8%)
64,595	Bank of America Corp.	3,247,191
71,215	Wells Fargo & Co.	2,536,678
		5,783,869
	Marine Shipping (1.0%)
51,845	Tidewater, Inc. (a)	3,257,940

	Media Conglomerates (0.6%)
110,125	Time Warner, Inc.	2,021,895

	Medical Specialties (4.1%)
41,280	Bard (C.R.), Inc. (a)	3,640,483
40,865	Covidien Ltd.	1,695,898
92,490	St. Jude Medical, Inc.*	4,076,034
67,055	Thermo Fisher Scientific, Inc.*	3,870,415
		13,282,830
	Motor Vehicles (0.8%)
77,670	Honda Motor Co., Ltd. (ADR) (Japan)	2,591,071

	Oilfield Services/Equipment (2.0%)
72,575	Halliburton Co. (a)	2,786,880
51,770	Smith International, Inc.	3,696,378
		6,483,258
	Packaged Software (3.7%)
153,160	Microsoft Corp.	4,512,094
232,895	Oracle Corp.*	5,042,177
98,560	Sybase, Inc.* (a)	2,279,693
		11,833,964
	Pharmaceuticals: Major (2.3%)
55,010	Johnson & Johnson	3,614,157
85,015	Pfizer, Inc.	2,076,916
51,760	Schering-Plough Corp.	1,637,169
		7,328,242
	Precious Metals (1.2%)
97,060	Barrick Gold Corp. (Canada)	3,909,577

	Property - Casualty Insurers (1.0%)
56,670	Allstate Corp. (The)	3,240,957

	Pulp & Paper (0.9%)
103,480	MeadWestvaco Corp.	3,055,764

	Recreational Products (0.7%)
90,500	Mattel, Inc.	2,123,130

	Regional Banks (0.9%)
44,378	Marshall & Ilsley Corp. (a)	1,942,425
13,075	Zions Bancorporation (a)	897,860
		2,840,285
	Restaurants (0.9%)
51,510	McDonald’s Corp.	2,805,750

	Semiconductors (1.8%)
142,235	Intel Corp.	3,678,197
213,857	Taiwan Semiconductor Manufacturing Co., Ltd. (ADR) (Taiwan)	2,164,233
		5,842,430
	Specialty Telecommunications (3.1%)
363,120	Citizens Communications Co. (a)	5,199,878
342,214	Windstream Corp.	4,832,062
		10,031,940
	Steel (1.8%)
28,240	Nucor Corp.	1,679,433
38,570	United States Steel Corp.	4,086,106
		5,765,539
	Telecommunication Equipment (2.3%)
122,910	Motorola, Inc.	2,277,522
135,570	Nokia Corp. (ADR) (Finland)	5,142,170
		7,419,692
	Tobacco (2.3%)
55,800	Altria Group, Inc.	3,879,774
69,540	UST, Inc. (a)	3,449,184
		7,328,958

	Trucks/Construction/Farm Machinery (1.1%)
43,660	Caterpillar Inc.				3,424,254

	Total Common Stocks
	(Cost $143,926,704)				216,297,737

PRINCIPAL
AMOUNT IN		COUPON		MATURITY
THOUSANDS		RATE		DATE
	Corporate Bonds (4.7%)
	Aerospace & Defense (0.1%)
$254	Systems 2001 Asset Trust - 144A** (Cayman Islands)	6.664%		09/15/13	267,831

	Airlines (0.1%)
334	America West Airlines, Inc. (Series 01-1)	7.10		04/02/21	347,744

	Beverages: Alcoholic (0.1%)
205	FBG Finance Ltd. - 144A** (Australia)	5.125		06/15/15	193,638
195	Miller Brewing Co. - 144A**	4.25		08/15/08	193,112
					386,750
	Cable/Satellite TV (0.1%)
110	Comcast Cable Communications, Inc.	6.75		01/30/11	114,176
30	Comcast Corp.	6.50		01/15/15	31,043
25	Comcast LCI Holdings	7.625		02/15/08	25,208
					170,427
	Chemicals: Major Diversified (0.0%)
105	ICI Wilmington Inc.	4.375		12/01/08	104,513

	Department Stores (0.1%)
275	May Department Stores Co.	5.95		11/01/08	275,358

	Drugstore Chains (0.1%)
100	CVS Caremark Corp.	5.75		06/01/17	97,783
55	CVS Caremark Corp.	5.75		08/15/11	55,762
162	CVS Lease Pass Through - 144A**	6.036		12/10/28	158,113
					311,658
	Electric Utilities (0.5%)
15	Appalachian Power Co. (Series O)	5.65		08/15/12	15,118
175	Arizona Public Service Co.	5.80		06/30/14	173,503
185	Carolina Power & Light Co.	5.125		09/15/13	181,386
55	CenterPoint Energy Resources	6.25		02/01/37	54,173
25	CenterPoint Energy Resources (Series B)	7.875		04/01/13	27,345
65	Consolidated Natural Gas Co. (Series C)	6.25		11/01/11	66,894
125	Consumers Energy Co. (Series H)	4.80		02/17/09	124,445
100	Detroit Edison Co. (The)	6.125		10/01/10	103,337
85	Entergy Gulf States, Inc.	3.60		06/01/08	83,688
130	Entergy Gulf States, Inc.	5.98	††	12/01/09	128,989
170	Ohio Power Company (Series K)	6.00		06/01/16	171,078
125	Public Service Electric & Gas Co. (Series MTN B)	5.00		01/01/13	121,323
85	Texas Eastern Transmission, PC	7.00		07/15/32	90,024
145	Wisconsin Electric Power Co.	3.50		12/01/07	144,584
					1,485,887

	Electrical Products (0.1%)
175	Cooper Industries, Inc.	5.25		11/15/12	174,589

	Electronics/Appliances (0.0%)
130	LG Electronics Inc. - 144A** (South Korea)	5.00		06/17/10	128,745

	Finance/Rental/Leasing (0.2%)
155	Capmark Financial Group Inc. - 144A**	5.875		05/10/12	141,300
65	Capmark Financial Group Inc. - 144A**	6.30		05/10/17	56,667
125	CIT Group Inc. (Series MTN)	4.75		08/15/08	123,212
150	Countrywide Home Loans, Inc. (Series MTN L)	3.25		05/21/08	144,585
210	Nationwide Building Society - 144A** (United Kingdom)	4.25		02/01/10	205,809
					671,573
	Financial Conglomerates (0.1%)
85	Brookfield Asset Management Inc. (Canada)	5.80		04/25/17	85,281
295	Chase Manhattan Corp. (a)	6.00		02/15/09	298,992
95	General Electric Capital Corp. (Series MTN A)	4.25		12/01/10	93,054
					477,327
	Food Retail (0.0%)
150	Fred Meyer, Inc.	7.45		03/01/08	151,213

	Food: Major Diversified (0.0%)
50	ConAgra Foods, Inc.	7.00		10/01/28	52,635
90	ConAgra Foods, Inc.	8.25		09/15/30	106,644
					159,279
	Gas Distributors (0.0%)
130	NiSource Finance Corp.	6.064	††	11/23/09	129,026

	Home Improvement Chains (0.1%)
250	Home Depot Inc.	5.819	††	12/16/09	246,877

	Household/Personal Care (0.1%)
240	Clorox Co. (The)	5.828	††	12/14/07	240,274

	Industrial Conglomerates (0.1%)
135	Textron Financial Corp.	4.125		03/03/08	134,440
125	Textron Financial Corp. (Series MTN) (a)	5.125		02/03/11	124,429
					258,869
	Insurance Brokers/Services (0.2%)
210	Catlin Insurance Co., Ltd. - 144A** (Bahamas) (a)	7.249	††	#	198,402
375	Farmers Exchange Capital - 144A**	7.05		07/15/28	374,457
					572,859
	Investment Banks/Brokers (0.0%)
170	Goldman Sachs Capital Trust II	5.793	††	##	161,023

	Major Banks (0.5%)
115	HSBC Finance Corp.	6.75		05/15/11	120,037
255	MBNA Corp. (Series MTN F)	5.786	††	05/05/08	255,771
125	Popular North America, Inc. (Series MTN F)	5.65		04/15/09	126,037
360	Unicredit Luxembourg Finance S.A. - 144A** (Luxembourg)	5.143	††	10/24/08	360,247
185	USB Capital IX	6.189	††	##	185,268
520	Wachovia Capital Trust III	5.80	††	##	516,910
					1,564,270

	Major Telecommunications (0.3%)
175	France Telecom S.A. (France)	8.50		03/01/31	225,581
125	SBC Communications, Inc.	6.15		09/15/34	123,971
60	Sprint Capital Corp.	8.75		03/15/32	68,992
110	Telecom Italia Capital SA (Luxembourg)	4.00		11/15/08	108,481
115	Telecom Italia Capital SA (Luxembourg)	4.00		01/15/10	112,026
175	Telefonica Europe BV (Netherlands)	8.25		09/15/30	209,754
					848,805
	Managed Health Care (0.1%)
125	United Healthcare Group	5.66	††	03/02/09	125,042
90	UnitedHealth Group Inc.	4.125		08/15/09	88,331
40	WellPoint Inc.	3.75		12/14/07	39,856
					253,229
	Media Conglomerates (0.1%)
325	Time Warner, Inc.	5.73	††	11/13/09	321,339
160	Viacom, Inc.	6.875		04/30/36	159,829
					481,168
	Motor Vehicles (0.0%)
80	DaimlerChrysler North American Holdings Co.	8.50		01/18/31	99,448

	Multi-Line Insurance (0.4%)
490	AIG SunAmerica Global Financing VI - 144A**	6.30		05/10/11	505,731
250	American General Finance Corp. (Series MTN H)	4.625		09/01/10	245,229
325	Equitable Co.	6.50		04/01/08	326,842
225	Two-Rock Pass Through - 144A** (Bahamas)	6.44	††	#	190,157
					1,267,959
	Oil & Gas Pipelines (0.1%)
170	Plains All American Pipeline LP/PAA Finance Corp.	6.70		05/15/36	170,739

	Oil Refining/Marketing (0.0%)
135	Valero Energy Corp.	3.50		04/01/09	132,353

	Other Metals/Minerals (0.1%)
185	Brascan Corp. (Canada)	7.125		06/15/12	198,531

	Property - Casualty Insurers (0.2%)
300	Mantis Reef Ltd. - 144A** (Cayman Islands)	4.692		11/14/08	298,563
85	Platinum Underwriters Finance Inc. (Series B)	7.50		06/01/17	90,172
150	Platinum Underwriters Holdings, Ltd. (Series B) (Bermuda)	6.371		11/16/07	149,872
260	Xlliac Global Funding - 144A**	4.80		08/10/10	258,742
					797,349
	Railroads (0.1%)
105	Burlington North Santa Fe Railway Co.	6.125		03/15/09	106,284
45	Union Pacific Corp.	6.625		02/01/08	45,158
60	Union Pacific Corp. (Series MTN E)	6.79		11/09/07	60,072
					211,514
	Real Estate Development (0.1%)
404	World Financial Properties - 144A**	6.91		09/01/13	416,835

	Real Estate Investment Trusts (0.1%)
260	iStar Financial Inc.	6.074	††	03/09/10	242,559

	Regional Banks (0.1%)
300	Marshall & Ilsley Bank (Series BKN T)	3.80		02/08/08	298,246

	Restaurants (0.0%)
135	Tricon Global Restaurants, Inc.	8.875		04/15/11	150,732

	Savings Banks (0.3%)
110	Household Finance Corp.	4.125		12/15/08	108,840
95	Household Finance Corp.	5.875		02/01/09	95,758
75	Household Finance Corp.	6.375		10/15/11	77,523
75	Household Finance Corp.	6.40		06/17/08	75,491
320	Sovereign BanCorp, Inc.	5.44	††	03/23/10	320,176
100	Sovereign Bank (Series CD)	4.00		02/01/08	99,513
165	Washington Mutual Bank	5.50		01/15/13	159,199
100	Washington Mutual Preferred Funding II (a)	6.665	††	##	86,323
					1,022,823
	Trucks/Construction/Farm Machinery (0.0%)
55	Caterpillar Financial Services Corp. (Series MTN F)	3.625		11/15/07	54,890

	Wireless Telecommunications (0.1%)
195	Vodafone Group PLC (United Kingdom)	5.288	††	12/28/07	194,914

	Total Corporate Bonds
	(Cost $15,344,939)				15,128,186

	U.S. Government Obligations (2.3%)
	U.S. Treasury Bond
2,250		6.125		08/15/29	2,625,471
200		6.375		08/15/27	237,391
1,075		4.50		02/15/36	1,019,487
	U.S. Treasury Note
500		3.50		08/15/09	496,016
805		4.25		08/15/13	803,979
2,200		5.375		02/15/31	2,355,720
	Total U.S. Government Obligations
	(Cost $7,618,699)				7,538,064

	U.S. Government Agency-Mortgage-Backed Securities (4.0%)
	Federal Home Loan Mortgage Corp.
69		7.50		01/01/30 - 04/01/31	72,260
	Federal Home Loan Mortgage Corp. ARM
327		5.631		01/01/37	329,596
464		5.733		04/01/37	467,780
	Federal Home Loan Mortgage Corp. PC Gold
3		6.50		05/01/29 - 12/01/31	2,777
170		8.00		12/01/30	180,323
	Federal National Mortgage Assoc.
3		6.50		11/01/29	3,182
100		6.905		07/01/33	102,063
504		6.996		03/01/36	513,373
1,081		6.999		01/01/36	1,100,517

1,131		7.00		10/01/27 - 11/01/34	1,174,908
502		7.027		03/01/36	511,393
535		7.423		05/01/36	545,843
523		7.444		05/01/36	535,065
881		7.50		09/01/29 - 09/01/35	921,665
617		8.00		11/01/29 - 02/01/31	650,824
	Federal National Mortgage Assoc. ARM
312		6.012		04/01/37	315,906
1,193		6.95		11/01/35	1,234,054
623		6.971		12/01/35	644,837
1,027		7.016		01/01/36	1,045,411
621		7.473		04/01/36	635,754
348		7.475		07/01/36	355,763
553		7.48		07/01/36	564,684
1,085		7.486		04/01/36	1,109,613

	Total U.S. Government Agency-Mortgage-Backed Securities (Cost $13,077,653)				13,017,591

	Asset-Backed Securities (2.9%)
	Finance/Rental/Leasing
215	Banc of America Securities Auto Trust 2005-WF1 A3	3.99		08/18/09	214,082
213	Capital Auto Receivables Asset Trust 2005-1 A4	4.05		07/15/09	211,933
525	Capital Auto Receivables Asset Trust 2006-2 A3A	4.98		05/15/11	524,364
425	Capital Auto Receivables Asset Trust 2006-SN1A A3	5.31		10/20/09	425,013
475	Capital Auto Receivables Assets Trust 2007-SN1 A3B	5.813	††	07/15/10	471,112
275	Capital One Auto Finance Trust 2006-C A3A	5.07		07/15/11	274,743
61	Caterpillar Financial Asset Trust 2005-A A3	3.90		02/25/09	61,373
475	Caterpillar Financial Asset Trust 2006-A A3	5.57		05/25/10	476,713
19	CIT Equipment Collateral 2004-EF1 A3	3.50		09/20/08	18,452
375	CIT Equipment Collateral 2006-VT2 A3	5.07		02/20/10	372,571
300	Citibank Credit Card Issuance Trust 2007-A8 A8	5.65		09/20/019	299,015
450	Citibank Credit Card Issuance Trust 2007-A1 A1	5.20	††	03/22/12	448,201
91	CNH Equipment Trust 2005-A A3	4.02		04/15/09	91,217
133	DaimlerChrysler Auto Trust 2005-B A3	4.04		09/08/09	133,000
39	Ford Credit Auto Owner Trust 2005-B A3	4.17		01/15/09	38,736
269	Ford Credit Auto Owner Trust 2006-A A3	5.05		03/15/10	268,219
475	GS Auto Loan Trust 2006-1 A3	5.37		12/15/10	475,773
200	Harley-Davidson Motorcycle Trust 2005-3 A2	4.41		06/15/12	194,676
557	Harley-Davidson Motorcycle Trust 2005-1 A2	3.76		12/17/12	548,093
350	Harley-Davidson Motorcycle Trust 2005-2 A2	4.07		02/15/12	346,675
300	Hertz Vehicle Financing LLC 2005-2A A2 - 144A**	4.93		02/25/10	299,269
57	Honda Auto Receivables Owner Trust 2005-2 A3	3.93		01/15/09	57,074
170	Honda Auto Receivables Owner Trust 2005-3 A3	3.87		04/20/09	169,325
345	Honda Auto Receivables Owner Trust 2005-6 A3	4.85		10/19/09	344,385
166	Hyundai Auto Receivables Trust 2005-A A3	3.98		11/16/09	164,482
100	Lehman XS Trust 2006-16N M2	5.531	††	11/25/46	89,097
575	MBNA Credit Card Master Note Trust 2003-A3 A3	5.87	††	08/16/10	575,295
210	Merrill Auto Trust Securitization 2005-1 A3	4.10		08/25/09	208,792
208	National City Auto Receivables Trust 2004-A A4	2.88		05/15/11	205,252
229	Nissan Auto Receivables Owner Trust 2005-B A3	3.99		07/15/09	227,434
125	TXU Electric Delivery Transition Bond Co. LLC 2004-1 A2	4.81		11/17/14	124,607

376	USAA Auto Owner Trust 2004-2 A4	3.58		02/15/11	374,254
89	USAA Auto Owner Trust 2005-1 A3	3.90		07/15/09	88,235
182	Volkswagen Auto Loan Enhanced Trust 2005-1 A3	4.80		07/20/09	181,466
5	Wachovia Auto Owner Trust 2004-B A3	2.91		04/20/09	5,017
101	Wachovia Auto Owner Trust 2005-A A3	4.06		09/21/09	100,098
350	Wachovia Auto Owner Trust 2005-B A3	4.79		04/20/10	349,651

	Asset-Backed Securities
	(Cost $9,487,746)				9,457,694

	Collateralized Mortgage Obligations (3.8%)
	U.S. Government Agencies (0.5%)
288	Federal Home Loan Mortgage Corp. Whole Loan 2005-S001 2A2	5.281	††	09/25/45	285,164
437	Federal National Mortgage Assoc. 2006 - 28 1A1	5.241	††	03/25/36	434,655
574	Federal National Mortgage Assoc. 2006 - 118 A2	5.191	††	12/25/36	569,480
5,098	Federal National Mortgage Assoc. 2006 - 28 1P (IO)	1.519	††	03/25/36	105,153
1,000	Federal National Mortgage Assoc. 2005 - 68 XI (IO)	6.00		08/25/35	343,529

	Total U.S. Government Agencies				1,737,981

	Private Issues (3.3%)
282	Adjustable Rate Mortgage Trust 2005-6A 2A1	5.441	††	11/25/35	277,515
541	American Home Mortgage Assets 2007-5 A2	5.37	††	06/25/47	514,247
221	American Home Mortgage Assets 2007-5 A3	5.431	††	06/25/47	198,451
125	American Home Mortgage Investment Trust 2005-4 1M2	5.851	††	11/25/45	105,783
477	American Home Mortgage Investment Trust 2007-1 GA1C	5.321	††	05/25/47	468,758
200	American Home Mortgage Investment Trust 2007-1 1M1	5.51	††	03/25/46	162,844
341	Bear Stearns Mortgage Funding Trust 2006-AR5 1A1	5.291	††	12/25/36	334,442
337	Bear Stearns Mortgage Funding Trust 2007-AR1 1A2	5.341	††	01/25/37	327,772
512	Countrywide Alternative Loan Trust 2007-OA8 2A2	5.361	††	06/25/47	497,423
2,777	Countrywide Alternative Loan Trust 2006-OA17 1XP (IO)	1.276	††	12/20/46	124,093
2,786	Countrywide Alternative Loan Trust 2006-0A21 X (IO)	1.53	††	03/20/47	143,097
2,606	Countrywide Alternative Loan Trust 2007-0A3 X (IO)	2.00		04/25/47	105,872
328	Countrywide Alternative Loan Trust 2006-0A2 A3	5.766	††	05/20/46	319,341
320	Countrywide Alternative Loan Trust 2006-OA1 2A2	5.806	††	03/20/46	312,574
329	Countrywide Alternative Loan Trust 2005-56 2A3	6.483	††	11/25/35	328,750
471	Greenpoint Mortgage Funding Trust 2006-0H1 A2	5.361	††	01/25/37	456157
380	Harborview Mortgage Loan Trust 2006-8 2A1B	5.399	††	08/21/36	372,605
493	Harborview Mortgage Loan Trust 2006-10 2A1A	5.683	††	11/19/36	482,780
465	Harborview Mortgage Loan Trust 2006-14 2A1A	5.653	††	03/19/38	453,719
409	Luminent Mortgage Trust 2006-4 A1B	5.361	††	05/25/46	400,472
200	Mastr Adjustable Rate Mortgages Trust 2007-3 1M1	5.981	††	05/25/47	144,000
685	Residential Accredit Loans, Inc. 2006-Q010 A1	5.291	††	01/25/37	665,562
567	Residential Accredit Loans, Inc. 2007-QH1 A2	5.321	††	02/25/37	551,727
360	Residential Accredit Loans, Inc. 2007-Q03 A3	5.391	††	03/25/47	341,572
555	Structured Asset Mortgage Investments Inc. 2007-AR1 2A2	5.341	††	01/25/37	551,625
7,218	Wamu Mortgage Pass-Through Certificates 2005-AR6 X (IO)	1.166	††	04/25/45	99,245
243	Wamu Mortgage Pass-Through Certificates 2005-AR13 A1A2	6.433	††	10/25/45	241,310
476	Wamu Mortgage Pass-Through Certificates 2007-0A1 A1B	5.331	††	02/25/47	460,197
579	Wamu Mortgage Pass-Through Certificates 2007-OA6 CA1B	5.361	††	07/25/47	563,031
410	Washington Mutual Mortgage Pass-Through Certificates 2007-0A1 CA1B	5.331	††	12/25/46	402,158

15,217	Washington Mutual Mortgage Pass-Through Certificates 2007-0A2 1XPP (IO)	0.255	††	03/25/47	199,448

	Total Private Issues				10,606,570

	Total Collateralized Mortgage Obligations (Cost $12,478,343)				12,344,551

NUMBER OF
CONTRACTS
	Put Option Purchased (0.0%)
	90 day Euro $
48	December/2007 @ $94.75				1,900
98	March/2008 @ $94.50				3,413
105	March/2008 @ $94.75				1,575

	Total Put Options Purchased (Cost $18,513)				6,888

	Short-Term Investments (30.9%)

PRINCIPAL
AMOUNT IN
THOUSANDS
	U.S. Government Obligation (b) (0.0%)
$158	U.S. Treasury Bills *** (Cost $157,782)	4.845		01/10/08	157,825

NUMBER OF
SHARES (000)
	Investment Company (c) (16.1%)
51,921	Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class (Cost $51,921,427)				51,921,427

	Security Purchased From Securities Lending Collateral (a) (14.8%)
47,894	The Bank of New York Institutional Cash Reserve Fund (Cost $47,894,461)				47,894,461

	Total Short-Term Investments (Cost $99,973,670)				99,973,713

	Total Investments (Cost $301,926,267) (d) (e)			115.5%	373,764,424

	Liabilities in Excess of Other Assets			(15.5)	(50,257,209)

	Net Assets			100.0%	$323,507,215

ADR	American Depositary Receipt.
ARM	Adjustable Rate Mortgage.
BKN	Bank Note.
IO	Interest Only Security.
MTN	Medium-Term Note.
PC	Participation Certificate.

*	Non-income producing security.
**	Resale is restricted to qualified institutional investors.
***	A portion of this security has been physically segregated in connection with open futures.
†	Security was purchased on a forward commitment basis.
††	Variable rate security. Rate shown is the rate in effect at September 30, 2007.
#	Foreign issued with perpetual maturity.
# #	Security issued with perpetual maturity.
(a)	All or a portion of this security was on loan as of September 30, 2007.
(b)	Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(c)

The Fund invests in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class. Income distributions earned by the Fund totaled $631,906, for the period ended September 30, 2007.

(d)	Securities have been designated as collateral in connection with open futures swap and credit default contracts.
(e)

The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $76,433,828 and the aggregate gross unrealized depreciation is $4,595,671, resulting in net unrealized appreciation of $71,838,157.

FUTURES CONTRACTS OPEN AT SEPTEMBER 30, 2007

				UNREALIZED
NUMBER OF		DESCRIPTION, DELIVERY	UNDERLYING FACE	APPRECIATION
CONTRACTS	LONG/SHORT	MONTH AND YEAR	AMOUNT AT VALUE	(DEPRECIATION)
48	Long	U.S. Treasury Notes 2 Year, December 2007	$9,938,250	$32,168
88	Long	U.S. Treasury Notes 5 Year, December 2007	9,418,750	57,053
5	Long	90 Day Euro $, September 2008	1,196,125	6,582
5	Long	90 Day Euro $, December 2008	1,196,062	6,769
5	Long	90 Day Euro $, June 2008	1,195,312	6,019
5	Long	90 Day Euro $, March 2009	1,195,188	6,457
5	Long	90 Day Euro $, June 2009	1,193,750	(1,161)
5	Long	90 Day Euro $, March 2008	1,193,500	5,269
5	Long	90 Day Euro $, December 2007	1,189,438	3,144
19	Short	U.S. Treasury Notes 10 Year, December 2007	(2,076,344)	(1,146)
54	Short	U.S. Treasury Bonds 20 Year, December 2007	(6,012,562)	5,953

		Net Unrealized Appreciation		$127,107

CREDIT DEFAULT SWAP CONTRACTS OPEN AT SEPTEMBER 30, 2007:

		NOTIONAL			UNREALIZED
SWAP COUNTERPARTY &	BUY/SELL	AMOUNT	PAY/RECEIVE	TERMINATION	APPRECIATION
REFERENCE OBLIGATION	PROTECTION	(000’s)	FIXED RATE	DATE	(DEPRECIATION)
Goldman Sachs International
Hartford Financial Services
Group, Inc.	Buy	350	0.12	December 20, 2011	$1,747

Goldman Sachs International
Motorola Inc.	Buy	120	0.15	December 20, 2011	664

Goldman Sachs International
Motorola Inc.	Buy	240	0.157	December 20, 2011	1,264

Goldman Sachs International
Union Pacific	Buy	175	0.2	December 20, 2011	134

Goldman Sachs International
Chubb Corp.	Buy	350	0.1	March 20, 2012	1,975

Goldman Sachs International
Dell Inc.	Buy	180	0.22	March 20, 2012	(218)

Citibank, N.A., New York
Covidien Ltd.	Buy	140	0.43	March 20, 2012	(767)

Citibank, N.A., New York
Covidien Ltd.	Buy	67	0.43	March 20, 2012	(365)

Citibank, N.A., New York
Tyco Electronics	Buy	140	0.43	March 20, 2012	39

Citibank, N.A., New York
Tyco Electronics	Buy	67	0.43	March 20, 2012	19

Citibank, N.A., New York
Tyco International	Buy	140	0.43	March 20, 2012	39

Citibank, N.A., New York
Tyco International	Buy	67	0.43	March 20, 2012	19

JPMorgan Chase & Co.
Belo Corp.	Buy	65	1.18	June 20, 2014	684

JPMorgan Chase & Co.
Belo Corp.	Buy	170	1.3	June 20, 2014	666

Net Unrealized Appreciation					$5,900

INTEREST RATE SWAP CONTRACTS OPEN AT SEPTEMBER 30, 2007:

	NOTIONAL	PAYMENTS	PAYMENTS
	AMOUNT	RECEIVED	MADE	TERMINATION	UNREALIZED
SWAP COUNTERPARTY	(000’S)	BY FUND	BY FUND †	DATE	DEPRECIATION
Citibank N.A.	4,600	Fixed Rate 5.338%	Floating Rate 5.499%	5/24/2017	$50,094
JPMorgan Chase & Co.	4,600	Fixed Rate 5.34	Floating Rate 5.499	5/24/2017	50,968
Deutsche Bank	1,950	Fixed Rate 5.389	Floating Rate 5.505	5/25/2017	28,782
JPMorgan Chase & Co.	2,450	Fixed Rate 5.448	Floating Rate 5.36	5/29/2017	47,065
Citibank Capital	1,900	Fixed Rate 5.448	Floating Rate 5.36	8/9/2017	36,005
JPMorgan Chase & Co.	2,150	Fixed Rate 5.088	Floating Rate 5.725	9/11/2017	(21,242)
Citibank N.A.	2,900	Fixed Rate 5.239	Floating Rate 5.20	9/27/2017	7,946

			Net Unrealized Appreciation		$199,618

† Floating rate represents USD - 3 months LIBOR.

		PERCENT OF
		TOTAL
PORTFOLIO COMPOSITION*	VALUE	INVESTMENTS
Common Stocks	$216,297,737	57.9%
Short-Term Investments	99,973,713	26.8
U.S. Government Agencies and Obligations	20,555,655	5.5
Corporate Bonds	15,128,186	4.0
Collateralized Mortgage Obligations	12,344,551	3.3
Asset-Backed Securities	9,457,694	2.5
Put Options Purchased	6,888	0.0

TOTAL INVESTMENTS	$373,764,424	100.0%

* Does not include open long futures contracts with an underlying face amount of $27,716,375 with net unrealized appreciation of $122,300, open short futures contracts with an underlying face amount of $8,088,906 with unrealized appreciation of $4,807 and open swap contracts with net unrealized appreciation of $205,518.

Item 2. Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Variable Investment Series

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
November 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
November 20, 2007

/s/ Francis Smith
Francis Smith
Principal Financial Officer
November 20, 2007